            As filed with the Securities and           Registration No. 2-96219

   Exchange Commission on August 28, 1998.                         811-4182

===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]


                           Pre-Effective Amendment No.             [ ]

                         Post-Effective Amendment No. 26           [x]

                                     and/or


             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940                      [ ]

                               Amendment No. 28                    [x]

                        (Check appropriate box or boxes)

                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in charter)

800 West 6th Street, Fifth Floor
    Los Angeles, California                                              90017
(Address of Principal Executive Offices)                             (Zip Code)


       Registrant's Telephone Number, including Area Code (213) 362-8900
                                Gracie Fermelia
                        800 West 6th Street, Fifth Floor
                         Los Angeles, California 90017
                    (Name and address of Agent for Service)
                                with a copy to:
                             Paul H. Dykstra, Esq.
                           Gardner, Carton & Douglas
                             321 North Clark Street
                             Chicago, IL 60610-4795

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

         It is proposed that this filing will become effective (check appropriate box)

         [X]     immediately upon filing pursuant to paragraph (b)
         [ ]     on (date) pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [ ]     on (date) pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Title of Securities Being Registered..............Shares of Beneficial Interest,
                                                    no par value

                            HOTCHKIS AND WILEY FUNDS
                             CROSS-REFERENCE SHEET
                             (REQUIRED BY RULE 495)


                                         Location in the Prospectus of the Equity
                                        Income Fund, Mid-Cap Fund, Small Cap Fund,
                                         International Fund, Global Equity Fund,
                                            Balanced Income Fund, Low Duration
   N-1A                                      Fund, Short-Term Investment Fund            Location in the Prospectus of the
 Item No.                                       and Total Return Bond Fund              Equity Fund for Insurance Companies
 --------                              -------------------------------------------      -----------------------------------
Part A:
Item 1.     Cover Page                 Cover Page                                    Cover Page
Item 2.     Synopsis                   Fee Table                                     Fee Table
Item 3.     Condensed Financial        Financial Highlights                          Financial Highlights
            Information
Item 4.     General Description of     Cover Page; General Information; Investment   Cover Page; General
            Registrant                 Objectives and Policies; Securities and       Information; Investment Objective and
                                       Techniques Used by the Funds; Investment      Policies; Principal Investment
                                       Risks; Principal Investment Restrictions      Restrictions
Item 5.     Management of the Fund     Organization and Management; General          Organization and Management; General
                                       Information                                   Information
Item 5A.    Management's Discussion    Performance Information                       Performance Information
            of Fund Performance
Item 6.     Capital Stock and Other    General Information; Dividends and Tax        General Information; Dividends and Tax
            Securities                 Status; Organization and Management           Status; Organization and Management
Item 7.     Purchase of Securities     How to Purchase Shares                        How to Purchase Shares
            Being Offered
Item 8.     Redemption or              How to Redeem Shares                          How to Redeem Shares
            Repurchase
Item 9.     Pending Legal              Not Applicable                                Not Applicable
            Proceedings

Part B:                                                     Location in the Statement of Additional Information
                                                            ---------------------------------------------------
Item 10.    Cover Page                                              Cover Page
Item 11.    Table of Contents                                       Table of Contents
Item 12.    General Information and History                         General Information about the Trust
Item 13.    Investment Objectives and                               Investment Objective and Policies
            Policies
Item 14.    Management of the Registrant                            Management
Item 15.    Control Persons and Principal                           General Information about the Trust
            Holders of Securities
Item 16.    Investment Advisory and Other                           Management
            Securities
Item 17.    Brokerage Allocation and Other                          Management
            Practices
Item 18.    Capital Stock and Other                                 General Information about the Trust
            Securities
Item 19.    Purchase, Redemption and                                Net Asset Value
            Pricing of Securities Being
            Offered
Item 20.    Tax Status                                              Dividends and Tax Status
Item 21.    Underwriters                                            Not Applicable
Item 22.    Calculation of Performance Data                         Performance Information
Item 23.    Financial Statements                                    Financial Statements

Part C:
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                                   PROSPECTUS

LOGO

HOTCHKIS AND WILEY FUNDS (THE "TRUST") IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY HAVING TEN SEPARATE DIVERSIFIED PORTFOLIOS (THE "FUNDS"), EACH OF WHICH IS A SEPARATE MUTUAL FUND.

EQUITY INCOME FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

MID-CAP FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of domestic companies with market capitalizations between $750 million and $5 billion.

SMALL CAP FUND
Seeks capital appreciation. The Fund invests primarily in stocks of domestic companies with market capitalizations of $1 billion or less.

INTERNATIONAL FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

GLOBAL EQUITY FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in domestic and international equity securities.


BALANCED FUND

Seeks to preserve capital while producing a high total return. It is expected that the Fund's assets will be allocated among equity securities, fixed-income securities and money market obligations.

TOTAL RETURN BOND FUND
Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.

LOW DURATION FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

SHORT-TERM
INVESTMENT FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration which will generally not exceed one year.

EQUITY FUND FOR
INSURANCE COMPANIES
Offered through a separate prospectus.

--------------------------------------------------------------------------------


This Prospectus provides you with the basic information you should know before investing in any of the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated August 28, 1998, containing additional information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling the Trust at 800-236-4479 or writing the Trust at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. The Statement of Additional Information, reports and other information about the Funds can be reviewed and copied (for a fee) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and are available at the Securities and Exchange Commission's Internet site at http://www.sec.gov.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

There can be no assurance that the investment objective of any Fund will be achieved.

HOTCHKIS AND WILEY FUNDS
800 West 6th Street, Fifth Floor,  Los Angeles, California 90017
800-236-4479
Investment Advisor: Hotchkis and Wiley


AUGUST 28, 1998

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


FEE TABLE..............................................     3
FINANCIAL HIGHLIGHTS...................................     4
INVESTMENT OBJECTIVES AND POLICIES.....................    13
SECURITIES AND TECHNIQUES USED BY THE FUNDS............    21
INVESTMENT RISKS.......................................    27
PRINCIPAL INVESTMENT RESTRICTIONS......................    29
ORGANIZATION AND MANAGEMENT............................    30
HOW TO PURCHASE SHARES.................................    32
HOW TO REDEEM SHARES...................................    34
HOW TO EXCHANGE SHARES.................................    36
DIVIDENDS AND TAX STATUS...............................    37
NET ASSET VALUE........................................    38
PERFORMANCE INFORMATION................................    38
GENERAL INFORMATION....................................    38
APPENDIX -- DESCRIPTION OF RATINGS.....................    41



                                     [LOGO]

                           IMPORTANT TELEPHONE NUMBER
            -------------------------------------------------------

           CLIENT SERVICES AND SHAREHOLDER INQUIRIES     800-236-4479

                                   FEE TABLE
--------------------------------------------------------------------------------

The following information is provided in order to assist you in understanding the various costs and expenses that, as an investor in the Funds, you will bear directly or indirectly:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Deferred Sales Load.................................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Redemption and Exchange Fees................................  None

Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.


ANNUAL FUND                              Equity   Mid-    Small    Inter-     Global                Total       Low      Short-Term
OPERATING EXPENSES                       Income   Cap      Cap    national    Equity   Balanced    Return     Duration   Investment
(as a percentage of average net assets)   Fund    Fund    Fund      Fund       Fund      Fund     Bond Fund     Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
     Management fees..........            .75%     .75%    .75%      .75%       .75%      .75%       .55%       .46%        .40%
     Other expenses after expense
     reimbursement............            .12%     .25%    .19%      .14%       .25%      .18%       .10%       .12%        .08%
                                          ---     ----    ----      ----       ----      ----        ---        ---         ---
     Total Fund operating expenses
     after expense reimbursement...       .87%    1.00%    .94%      .89%      1.00%      .93%       .65%       .58%        .48%
                                          ===     ====    ====      ====       ====      ====        ===        ===         ===



Although not required to do so, Hotchkis and Wiley (the "Advisor") has agreed to limit the annual operating expenses of the EQUITY INCOME FUND, MID-CAP FUND, SMALL CAP FUND, INTERNATIONAL FUND, GLOBAL EQUITY FUND and BALANCED FUND to 1% of each Fund's average net assets. Additionally, the Advisor has agreed to limit the annual expenses of the TOTAL RETURN BOND FUND to .65%, the LOW DURATION FUND to .58% and the SHORT-TERM INVESTMENT FUND to .48% of each Fund's average net assets. If the Advisor had not limited the Funds' expenses, other expenses of the MID-CAP FUND, GLOBAL EQUITY FUND, TOTAL RETURN BOND FUND, LOW DURATION FUND and SHORT-TERM INVESTMENT FUND would have been 1.97%, 2.13%, .47%, .19% and
 .52%, respectively, and the total operating expenses of the MID-CAP FUND, GLOBAL EQUITY FUND, TOTAL RETURN BOND FUND, LOW DURATION FUND and SHORT-TERM INVESTMENT FUND would have been 2.72%, 2.88%, 1.02%, .65% and .92%, respectively, for the year ended June 30, 1998.



EXAMPLE
You would pay the following expenses
on a $1,000 investment, assuming:
(1) 5% annual return, and              Equity   Mid-   Small    Inter-     Global                Total       Low      Short-Term
(2) redemption at the                  Income   Cap     Cap    national    Equity   Balanced    Return     Duration   Investment
end of each time period:                Fund    Fund   Fund      Fund       Fund      Fund     Bond Fund     Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
     One Year........................   $  9    $ 10   $ 10      $  9       $ 10      $  9        $ 7        $ 6         $ 5
     Three Years.....................   $ 28    $ 32   $ 30      $ 28       $ 32      $ 30        $21        $19         $15
     Five Years......................   $ 48    $ 55   $ 52      $ 49       $ 55      $ 51        $36        $32         $27
     Ten Years.......................   $107    $122   $115      $110       $122      $114        $81        $73         $60


The Example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. The assumption in the Example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Fund.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)
--------------------------------------------------------------------------------


The financial highlights relating to the EQUITY
INCOME FUND, MID-CAP FUND, SMALL CAP FUND,
INTERNATIONAL FUND, GLOBAL EQUITY FUND, BALANCED
FUND, TOTAL RETURN BOND FUND, LOW DURATION
FUND and SHORT-TERM INVESTMENT FUND for each of the periods ended June 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report covering each of the most recent five years is incorporated by reference herein and is included in the Statement of Additional Information, which is available from the Trust. This information should be read in conjunction with the financial statements and accompanying notes, which appear in the Statement of Additional Information. Further performance information is contained in the Funds' annual report to shareholders, which may be obtained without cost.



                                                                        Year Ended June 30,
                                    --------------------------------------------------------------------------------------------
        EQUITY INCOME FUND             1998        1997     1996     1995     1994     1993     1992     1991     1990     1989
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year............................    $21.25      $18.91   $17.24   $15.07   $15.50   $14.51   $12.53   $12.59   $13.43   $11.60
                                      ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income.........      0.46        0.49     0.45(1)   0.49    0.46     0.44     0.40     0.48     0.59     0.57
    Net realized and unrealized
      gain (loss) on
      investments.................      4.02        4.15     2.89     2.48     0.10     1.21     1.99     0.24    (0.62)    1.90
                                      ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations..................      4.48        4.64     3.34     2.97     0.56     1.65     2.39     0.72    (0.03)    2.47
                                      ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income).....................     (0.46)      (0.48)   (0.57)   (0.44)   (0.46)   (0.43)   (0.41)   (0.48)   (0.60)   (0.58)
    Distributions (from realized
      gains)......................     (3.25)      (1.82)   (1.10)   (0.36)   (0.53)   (0.23)      --    (0.30)   (0.21)   (0.06)
                                      ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total distributions...........     (3.71)      (2.30)   (1.67)   (0.80)   (0.99)   (0.66)   (0.41)   (0.78)   (0.81)   (0.64)
                                      ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Year......    $22.02      $21.25   $18.91   $17.24   $15.07   $15.50   $14.51   $12.53   $12.59   $13.43
                                      ======      ======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN......................     22.60%      26.15%   20.04%   20.49%    3.40%   11.67%   19.28%    6.92%   -0.44%   21.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)......................    $175.3      $185.9   $182.5   $127.1    $87.2    $86.7    $71.6    $63.0    $64.9    $47.2
Ratio of expenses to average net
  assets:
  Before expense reimbursement....      0.87%       0.88%    0.98%    1.02%    1.05%    1.02%    1.02%    1.07%    1.05%    1.27%
  After expense reimbursement.....      0.87%       0.88%    0.98%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
    Before expense
      reimbursement...............      1.99%       2.49%    2.56%    3.11%    2.85%    2.97%    2.93%    4.16%    4.37%    4.42%
    After expense reimbursement...      1.99%       2.49%    2.56%    3.14%    2.90%    2.99%    2.95%    4.23%    4.42%    4.68%
Portfolio turnover rate...........        23%         44%      24%      50%      36%      25%      32%      39%      39%       9%


(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                                                                              January 2,
                                                                                 1997*
                                                                Year Ended      through
                                                                 June 30,      June 30,
                        MID-CAP FUND                               1998          1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $11.65         $10.00
                                                                  ------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................        0.13           0.07
    Net realized and unrealized gain on investments.........        1.60           1.64
                                                                  ------        -------
    Total from investment operations........................        1.73           1.71
                                                                  ------        -------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................       (0.14)         (0.06)
    Distributions (from realized gains).....................       (0.32)            --
                                                                  ------        -------
    Total distributions.....................................       (0.46)         (0.06)
                                                                  ------        -------
Net Asset Value, End of Period..............................      $12.92         $11.65
                                                                  ======        =======
TOTAL RETURN................................................       15.00%         17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................        $7.5           $2.0
Ratio of expenses to average net assets:
  Before expense reimbursement..............................        2.72%          8.26%+
  After expense reimbursement...............................        1.00%          1.00%+
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................       (0.52)%       (5.39)%+
  After expense reimbursement...............................        1.20%          1.87%+
Portfolio turnover rate.....................................          71%            23%++


*  Commencement of operations.
+  Annualized.

++ Not annualized.

                                                                       Year Ended June 30,
                                     ----------------------------------------------------------------------------------------
          SMALL CAP FUND              1998     1997      1996     1995     1994     1993     1992     1991     1990     1989
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year.............................  $23.83    $21.33   $21.53   $19.53   $19.88   $18.10   $17.30   $20.39   $17.88   $18.05
                                     ------   -------   ------   ------   ------   ------   ------   ------   ------   ------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income (loss)...   (0.06)(1)    0.03   0.05(1)  (0.06)  (0.01)    0.27     0.09     0.13     0.03     0.17
    Net realized and unrealized
      gain (loss) on investments...    5.13      5.62     2.80     2.84     0.78     3.18     3.09     0.10     3.51    (0.32)
                                     ------   -------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations...................    5.07      5.65     2.85     2.78     0.77     3.45     3.18     0.23     3.54    (0.15)
                                     ------   -------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)......................   (0.05)    (0.09)      --       --    (0.20)   (0.04)   (0.13)   (0.09)   (0.18)   (0.02)
    Distributions (from realized
      gains).......................   (2.37)    (3.06)   (3.05)   (0.78)   (0.92)   (1.63)   (2.25)   (3.23)   (0.85)      --
                                     ------   -------   ------   ------   ------   ------   ------   ------   ------   ------
    Total distributions............   (2.42)    (3.15)   (3.05)   (0.78)   (1.12)   (1.67)   (2.38)   (3.32)   (1.03)   (0.02)
                                     ------   -------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Year.......  $26.48    $23.83   $21.33   $21.53   $19.53   $19.88   $18.10   $17.30   $20.39   $17.88
                                     ======   =======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN.......................   22.24%    29.74%   14.24%   14.79%    3.77%   19.80%   19.04%    5.60%   20.49%   -0.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions).......................   $94.9     $27.5    $16.5    $20.5    $13.1    $10.8     $8.8     $7.2     $7.7     $7.9
Ratio of expenses to average net
  assets:
  Before expense reimbursement.....    0.94%     1.30%    1.21%    1.49%    1.65%    1.40%    1.45%    1.60%    1.60%    1.82%
  After expense reimbursement......    0.94%     1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....   (0.23)%   (0.20)%   0.03%   (0.82)%  (0.71)%   1.03%   (0.06)%   0.11%   (0.42)%   0.16%
  After expense reimbursement......   (0.23)%    0.10%    0.24%   (0.34)%  (0.06)%   1.42%    0.40%    0.71%    0.18%    0.98%
Portfolio turnover rate............      85%       88%     119%      81%      44%      20%      26%      32%      37%      38%


(1)Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                                                                                                             October 1,
                                                                                                               1990*
                                                             Year Ended June 30,                              through
                                     --------------------------------------------------------------------     June 30,
        INTERNATIONAL FUND             1998      1997       1996      1995      1994      1993      1992        1991
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  24.17   $ 20.44    $17.70    $16.79    $14.63    $13.97    $12.56      $12.50
                                     --------   -------    ------    ------    ------    ------    ------      ------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income..........      0.59      0.59(1)   0.56(1)   0.28      0.26      0.23      0.22        0.42
    Net realized and unrealized
      gain (loss) on investments...      1.23      3.78      2.51      1.52      2.19      0.74      3.09       (0.21)
                                     --------   -------    ------    ------    ------    ------    ------      ------
    Total from investment
      operations...................      1.82      4.37      3.07      1.80      2.45      0.97      3.31        0.21
                                     --------   -------    ------    ------    ------    ------    ------      ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)......................    (0.66)     (0.48)    (0.14)    (0.44)    (0.14)       --     (0.61)      (0.15)
    Distributions (from
      realized gains)..............        --     (0.16)    (0.19)    (0.45)    (0.15)    (0.31)    (1.29)         --
                                     --------   -------    ------    ------    ------    ------    ------      ------
    Total distributions............    (0.66)     (0.64)    (0.33)    (0.89)    (0.29)    (0.31)    (1.90)      (0.15)
                                     --------   -------    ------    ------    ------    ------    ------      ------
Net Asset Value, End of Period.....  $  25.33   $ 24.17    $20.44    $17.70    $16.79    $14.63    $13.97      $12.56
                                     ========   =======    ======    ======    ======    ======    ======      ======
TOTAL RETURN.......................      7.77%    21.59%    18.61%    11.08%    16.71%     7.36%    27.48%       2.22%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).......................  $1,476.8    $888.5    $331.0     $51.5     $26.0      $6.6      $4.0          $1.3
Ratio of expenses to average net
  assets:
  Before expense reimbursement.....      0.89%     1.07%     1.11%     1.39%     1.61%     2.44%     4.19%       5.50%+
  After expense reimbursement......      0.89%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%       1.00%+
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....      2.32%     2.59%     2.67%     2.45%     2.01%     1.14%     0.42%      (0.53)%+
  After expense reimbursement......      2.32%     2.66%     2.78%     2.83%     2.62%     2.58%     3.61%       3.96%+
Portfolio turnover rate............        20%       18%       12%       24%       23%       24%       88%        224%++


 * Commencement of operations.
 + Annualized.

++ Not annualized.

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                                                                            January 2,
                                                                               1997*
                                                              Year Ended      through
                                                               June 30,      June 30,
                     GLOBAL EQUITY FUND                          1998          1997
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.09         $10.00
                                                                ------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................      0.28           0.14
    Net realized and unrealized gain on investments.........      0.51           1.09
                                                                ------        -------
    Total from investment operations........................      0.79           1.23
                                                                ------        -------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................     (0.32)         (0.14)
    Distributions (from realized gains).....................     (0.18)            --
                                                                ------        -------
    Total distributions.....................................     (0.50)         (0.14)
                                                                ------        -------
Net Asset Value, End of Period..............................    $11.38         $11.09
                                                                ======        =======
TOTAL RETURN................................................      7.61%         12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................       $7.3          $3.7
Ratio of expenses to average net assets:
  Before expense reimbursement..............................      2.88%          4.43%+
  After expense reimbursement...............................      1.00%          1.00%+
Ratio of net investment income to average net assets:
  Before expense reimbursement..............................      0.00%          0.07%+
  After expense reimbursement...............................      1.88%          3.50%+
Portfolio turnover rate.....................................        54%            18%++


*  Commencement of operations.
+  Annualized.

++ Not annualized.

                                                                        Year Ended June 30,
                                      ---------------------------------------------------------------------------------------
           BALANCED FUND               1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year..............................  $19.38   $18.27   $16.74   $15.71   $16.69   $16.35   $15.23   $15.13   $15.95   $14.40
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...........    0.89     0.90(1)   0.94    0.89     0.89     0.77     0.79     0.82     0.88     0.87
    Net realized and unrealized gain
      (loss) on investments.........    1.58     1.86     1.53     1.53    (0.27)    0.82     1.45     0.49     0.09     1.57
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total from investment
      operations....................    2.47     2.76     2.47     2.42     0.62     1.59     2.24     1.31     0.97     2.44
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income).......................   (0.90)   (0.99)   (0.92)   (0.80)   (0.94)   (0.74)   (0.76)   (0.81)   (0.93)   (0.89)
    Distributions (from realized
      gains)........................   (1.11)   (0.66)   (0.02)   (0.57)   (0.66)   (0.51)   (0.36)   (0.40)   (0.86)      --
    Return of capital...............      --       --       --    (0.02)      --       --       --       --       --       --
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
    Total distributions.............   (2.01)   (1.65)   (0.94)   (1.39)   (1.60)   (1.25)   (1.12)   (1.21)   (1.79)   (0.89)
                                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Year........  $19.84   $19.38   $18.27   $16.74   $15.71   $16.69   $16.35   $15.23   $15.13   $15.95
                                      ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN........................   13.29%   15.75%   15.04%   16.40%    3.60%   10.10%   15.10%    9.35%    6.20%   17.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year
  (millions)........................  $104.6   $ 90.2    $70.6    $32.1    $36.0    $30.3    $16.7    $11.6     $9.6     $7.9
Ratio of expenses to average net
  assets:
  Before expense reimbursement......    0.93%    0.98%    1.06%    1.19%    1.20%    1.15%    1.27%    1.44%    1.66%    1.92%
  After expense reimbursement.......    0.93%    0.98%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement......    4.49%    4.77%    5.20%    5.44%    5.04%    4.62%    4.64%    5.14%    4.93%    4.85%
  After expense reimbursement.......    4.49%    4.77%    5.26%    5.63%    5.24%    4.77%    4.90%    5.58%    5.59%    5.77%
Portfolio turnover rate.............     121%     117%      92%      51%      97%     155%      36%      75%      78%      97%



(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                                                                                            December
                                                                                               6,
                                                                                             1994*
                                                                Year Ended June 30,         through
                                                              ------------------------      June 30,
TOTAL RETURN BOND FUND                                         1998     1997     1996         1995
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $13.04   $12.78   $12.94       $12.00
                                                              ------   ------   ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................    0.89     0.99     0.84(1)      0.46
    Net realized and unrealized gain on investments.........    0.50     0.30     0.06         0.94
                                                              ------   ------   ------       ------
    Total from investment operations........................    1.39     1.29     0.90         1.40
                                                              ------   ------   ------       ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................   (0.97)   (0.92)   (0.93)       (0.46)
    Distributions (from realized gains).....................      --    (0.11)   (0.13)          --
                                                              ------   ------   ------       ------
    Total distributions.....................................   (0.97)   (1.03)   (1.06)       (0.46)
                                                              ------   ------   ------       ------
Net Asset Value, End of Period..............................  $13.46   $13.04   $12.78       $12.94
                                                              ======   ======   ======       ======
TOTAL RETURN................................................   11.04%   10.48%    7.05%       11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................   $45.2    $14.3    $43.4         $15.3
Ratio of expenses to average net assets:
  Before expense reimbursement..............................    1.02%    0.95%    0.98%        2.93%+
  After expense reimbursement...............................    0.65%    0.65%    0.68%        0.80%+
Ratio of net investment income to average net assets:
  Before expense reimbursement..............................    6.28%    6.78%    6.86%        4.92%+
  After expense reimbursement...............................    6.65%    7.08%    7.16%        7.05%+
Portfolio turnover rate.....................................     195%     173%      51%          68%++


*  Commencement of operations.
+  Annualized.

++ Not annualized.

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                                                                                                                        May 18,
                                                                                                                         1993*
                                                                       Year Ended June 30,                              through
                                               -------------------------------------------------------------------     June 30,
LOW DURATION FUND                                 1998          1997          1996         1995           1994           1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $10.23        $10.12        $10.15       $ 9.93         $10.00         $10.00
                                                 ------        ------        ------       ------         ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income....................      0.66          0.66          0.68         0.75           0.77           0.05
    Net realized and unrealized gain on
      investments............................      0.05          0.10          0.06         0.23           0.11           0.00
                                                 ------        ------        ------       ------         ------         ------
    Total from investment operations.........      0.71          0.76          0.74         0.98           0.88           0.05
                                                 ------        ------        ------       ------         ------         ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)...     (0.68)        (0.64)        (0.72)       (0.75)         (0.77)         (0.05)
    Dividends (from realized gains)..........     (0.06)        (0.01)        (0.05)       (0.01)         (0.18)            --
                                                 ------        ------        ------       ------         ------         ------
    Total distributions......................     (0.74)        (0.65)        (0.77)       (0.76)         (0.95)         (0.05)
                                                 ------        ------        ------       ------         ------         ------
Net Asset Value, End of Period...............    $10.20        $10.23        $10.12       $10.15         $ 9.93         $10.00
                                                 ======        ======        ======       ======         ======         ======
TOTAL RETURN.................................      7.19%         7.79%         7.47%       10.23%          9.02%          4.36%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).........      $253.2      $171.2         $189.2        $123.3          $36.5            $7.6
Ratio of expenses to average net assets:
  Before expense reimbursement...............      0.65%         0.66%         0.60%        0.75%          1.10%          4.94%+
  After expense reimbursement................      0.58%         0.58%         0.58%        0.58%          0.58%          0.58%+
Ratio of net investment income to average net
  assets:
  Before expense reimbursement...............      6.39%         6.26%         7.07%        7.43%          6.82%          1.93%+
  After expense reimbursement................      6.46%         6.34%         7.09%        7.61%          7.34%          6.28%+
Portfolio turnover rate......................       119%          202%           50%          71%           254%            34%++


*  Commencement of operations.
+  Annualized.

++ Not annualized.

                                                                                                                        May 18,
                                                                                                                         1993*
                                                                       Year Ended June 30,                              through
                                               -------------------------------------------------------------------     June 30,
SHORT-TERM INVESTMENT FUND                        1998          1997          1996         1995           1994           1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $10.15        $10.17        $10.12       $10.21         $10.00         $10.00
                                                 ------        ------        ------       ------         ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income....................      0.63          0.58          0.66         0.66           0.53           0.03
    Net realized and unrealized gain (loss)
      on investments.........................      0.00         (0.01)         0.05        (0.09)          0.21             --
                                                 ------        ------        ------       ------         ------         ------
    Total from investment operations.........      0.63          0.57          0.71         0.57           0.74           0.03
                                                 ------        ------        ------       ------         ------         ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)...     (0.65)        (0.59)        (0.66)       (0.66)         (0.53)         (0.03)
    Return of capital........................        --            --         (0.00)          --             --             --
                                                 ------        ------        ------       ------         ------         ------
    Total distributions......................     (0.65)        (0.59)        (0.66)       (0.66)         (0.53)         (0.03)
                                                 ------        ------        ------       ------         ------         ------
Net Asset Value, End of Period...............    $10.13        $10.15        $10.17       $10.12         $10.21         $10.00
                                                 ======        ======        ======       ======         ======         ======
TOTAL RETURN.................................      6.37%         5.77%         7.23%        5.78%          7.47%          2.30%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).........     $28.0         $21.7         $18.7        $19.8          $10.5          $.003
Ratio of expenses to average net assets:
  Before expense reimbursement...............      0.92%         0.96%         0.88%        1.26%          2.06%         57.02%+
  After expense reimbursement................      0.48%         0.48%         0.48%        0.48%          0.48%          0.48%+
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement...............      5.92%         5.34%         6.15%        5.74%          4.16%        (56.99)%+
  After expense reimbursement................      6.36%         5.82%         6.55%        6.52%          5.74%          2.32%+
Portfolio turnover rate......................       121%          154%           60%          81%           135%             0%++


*  Commencement of operations.
+  Annualized.

++ Not annualized

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL

The following descriptions are designed to help you choose the Fund that best fits your investment objective. Each Fund's net asset value per share will fluctuate. Investors should consider a Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that any objective will be met. For a discussion of certain risks associated with investment in the Funds, including their use of derivatives, see "Investment Risks" on page 27.



HOTCHKIS AND WILEY, a division of Merrill Lynch Asset Management, L.P. (the "Advisor"), acts as investment advisor to each Fund.


THE EQUITY INCOME FUND

The investment objective of the EQUITY INCOME FUND is to provide current income and long-term growth of income, accompanied by growth of capital.


The EQUITY INCOME FUND will attempt to achieve its objective by investing in equity securities. In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior values. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term U.S. Government bonds, dividend yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks ("S&P 500"), and overall financial strength.


Under normal market conditions, the EQUITY INCOME FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.


The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, be of comparable quality in the opinion of the Advisor, provided, however, that the Fund may invest up to 5% of its net assets in convertible securities of issuers having an outstanding issue of debt securities rated at least B by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Advisor. For a description of "investment grade," see "The BALANCED FUND." See the Appendix for a further description of ratings.



Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28. Investors should carefully consider the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities.


Subsequent to its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. Such an event would not require the sale of the security, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term (i.e., maturing or payable in one year or less from date of purchase) investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.


When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.


The EQUITY INCOME FUND can invest on a "global" basis, although it is not required to. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.


THE MID-CAP FUND

The investment objective of the MID-CAP FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The MID-CAP FUND will attempt to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of mid-size U.S. companies that, in the opinion of the Advisor, are undervalued. A "mid-size company" is one which has a market capitalization of $750 million to $5 billion at the time of investment.


In selecting investments for the Fund, the Advisor focuses on securities that it believes have superior value. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term U.S. Government bonds, dividend yield which exceeds the composite yield on the securities comprising the Russell Mid-Cap Index, and overall financial strength. In addition, the Advisor will seek equity securities of companies that are undervalued as determined by a low price-to-earnings ratio relative to their expected growth rate.



There are risks associated with the MID-CAP FUND'S investment in the securities of smaller issuers. See "Investment Risks -- Risks of Investing in Small and Mid-Size Companies" on page 27.


The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

Under normal market conditions, the MID-CAP FUND will invest at least 50% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.

The MID-CAP FUND can invest on a "global" basis; it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.

THE SMALL CAP FUND


The investment objective of the SMALL CAP FUND is capital appreciation. The SMALL CAP FUND will attempt to achieve its objective by investing, under normal circumstances, in the common stock of issuers which, in the opinion of the Fund's Advisor, are undervalued as determined by a low price-to-earnings ratio relative to their expected growth rate.

It has been the Advisor's experience that investment opportunities are frequently found in the securities of companies that are "undervalued" because they are part of an industry that is out of favor with investors generally. Even in such industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Advisor will attempt to identify such companies and invest in their securities when, in the Advisor's judgment, opportunities for capital appreciation exist.

Under normal circumstances, the SMALL CAP FUND invests at least 65% of its total assets in the stock of small domestic companies. In general, the Advisor will seek to fully invest its assets in the stock of small companies. A "small company" is one which has market capitalization of $1 billion or less at the time of investment.


In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior value. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds and overall financial strength. In addition, the Advisor will seek equity securities of companies that are undervalued as determined by a price-to-earnings ratio relative to their expected growth rate. To the extent that the SMALL CAP FUND does invest in small issuers, there is the risk that such securities will be less marketable or may be subject to greater fluctuations in price than securities of larger issuers. See "Investment Risks -- Risks of Investing in Small and Mid-Size Companies" on page 27.



Common stock of companies described above includes rights or warrants for their purchase and securities convertible into common stocks. See "The EQUITY INCOME FUND" for a description of the ratings applicable to the convertible securities to be invested in by the SMALL CAP FUND.



For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.


When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.

The SMALL CAP FUND can invest on a "global" basis; as a fundamental policy it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.

THE INTERNATIONAL FUND


The investment objective of the INTERNATIONAL FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The INTERNATIONAL FUND will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S. markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets. These markets generally include 15 markets in Europe as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada and South Korea. There are risks associated with investment in foreign securities, as described under "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 27.



In selecting investments for the Fund, the Advisor will focus on securities that it believes have superior values. The Advisor will generally seek equity securities of companies in each country that have such characteristics as dividend yield greater than the local market average; earnings yield at least three percentage points greater than the country's 10-year government bond yield (or low price-to-earnings ratios relative to the local market), and financial strength.


Under normal market conditions, the INTERNATIONAL FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest, but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.


THE INTERNATIONAL FUND may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund assets or liabilities. See "Securities and Techniques Used by the Funds -- Other Derivative Instruments" on page 26.


THE GLOBAL EQUITY FUND

The investment objective of the GLOBAL EQUITY FUND is to provide current income and long-term growth of income, accompanied by growth of capital. The GLOBAL EQUITY FUND will attempt to achieve its objective by investing in equity securities in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 30% of its assets.


Ordinarily, the Fund will invest in equity securities issued by companies located in the U.S. and developed foreign equity markets. These markets generally include 15 markets in Europe as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada and South Korea. There are risks associated with investment in foreign securities, as described under "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 27.



In selecting investments for the Fund, the Advisor will focus on securities that it believes have superior values. The Advisor will generally seek equity securities of companies in each country that have such characteristics as dividend yield greater than the local market average; earnings yield at least three percentage points greater than the country's 10-year government bond yield (or low price-to-earnings ratios relative to the local market), and financial strength.


Under normal market conditions, the GLOBAL EQUITY FUND will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest, but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

The Advisor intends that the Fund normally be fully invested, if sufficient value can be found in global markets. Investments will be made based primarily on the evaluation of each company, rather than characteristics of the country or market in which the company is located.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.


The GLOBAL EQUITY FUND may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund assets or liabilities. See "Securities and Techniques Used by the Funds -- Other Derivative Instruments" on page 26.



THE BALANCED FUND



The investment objective of the BALANCED FUND is to preserve capital while producing a high total return. The BALANCED FUND will attempt to achieve this high total return through a combination of income and capital growth. The BALANCED FUND will attempt to achieve preservation of capital through the investment policies discussed below and through careful selection and supervision of the securities purchased. While not an objective of the Fund, the Advisor's current goal is a return at least 4% greater than the rate of inflation as measured by the Consumer Price Index.



While it is not a fundamental policy, it is expected that the BALANCED FUND'S assets will be allocated among equity securities, fixed-income securities, and money market obligations. The amount of the BALANCED FUND'S assets invested in each category of securities is derived from a proprietary model employed by the Advisor as to what relative portions of the Fund's assets in each category will contribute to the achievement of the Fund's objective; however, it is expected that investments in equity securities will comprise at least 20% of the Fund's total assets and fixed-income senior securities will comprise at least 25% of the Fund's total assets, except due to changes in the market value of securities held. In the event that, due to such market value changes, the percentage of the Fund's assets in either such category comprises less than the requisite percentage of the Fund's total assets, the Fund may, but is not required to, purchase additional securities of that category. From inception to the date of this Prospectus, the Fund's allocation to equity securities has ranged from 27% to 59%, and to fixed-income securities has ranged from 41% to 73%.



The BALANCED FUND attempts to achieve growth of capital through its investment in equity securities. In selecting equity securities, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the S&P 500, and overall financial strength.



The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, of comparable quality in the opinion of the Advisor.



The BALANCED FUND attempts to earn current income and at the same time reduce the fluctuation in the net asset value of the Fund's shares by investing a portion of its assets in fixed-income securities. The fixed-income securities that the BALANCED FUND may purchase must be investment grade and will consist of: (1) debt securities maturing in more than one year from the date of purchase that are issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) debt securities (such as bonds and debentures) of other domestic or foreign issuers, maturing in more than one year from the date of purchase; (3) preferred stocks of domestic or foreign issuers having an outstanding issue of investment grade debt securities; (4) mortgage- and other asset-backed securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Invest-ment Conduits ("REMICs"); (5) variable and floating rate debt securities (including inverse floaters); (6) debt securities that are convertible into or exchangeable for equity securities; (7) structured debentures, bonds and notes;
(8) repurchase agreements, reverse repurchase agreements and dollar rolls; and
(9) municipal obligations. See "Securities and Techniques Used by the Funds" on page 21.



"Investment grade" means the debt securities have been rated at least: (1) Baa by Moody's or BBB by S&P, Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") for long-term obligations; (2) A-2 by S&P, Prime-2 by Moody's, F2 by Fitch or D-2 by Duff & Phelps for short-term obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. All ratings are determined at the time of investment. See the Appendix for a description of ratings.


Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28.


After its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. This would not require the sale of the issue, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security. While not required, it is expected that the average credit quality of the Fund's debt securities will be AA/Aa or higher.



The BALANCED FUND also attempts to earn current income and reduce the fluctuation in the net asset value of its shares by investing a portion of its assets in money market obligations. The money market obligations that the BALANCED FUND may purchase consist of short-term dollar-denominated debt obligations which are: (1) U.S. Government securities or municipal obligations;
(2) issued by domestic banks; or (3) issued by domestic corporations, if such corporate debt obligations are of investment grade as described above. Money market obligations also include investment grade debt securities that are subject to repurchase agreements.



Because the BALANCED FUND intends to allocate its assets among equities, fixed-income securities and money market obligations, it may not be able to achieve, at times, a total return as high as that of a portfolio with complete freedom to invest its assets in any one type of security. Likewise, because at least 25% of the BALANCED FUND'S portfolio will normally consist of debt obligations, the Fund may not achieve the degree of capital appreciation that a portfolio investing solely in equity securities might achieve. Although the BALANCED FUND intends to invest in fixed-income securities to reduce the price volatility of the Fund's shares, intermediate and long-term debt securities do fluctuate in value more than money market obligations.



For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.



When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.



The BALANCED FUND can invest on a "global" basis; as a fundamental policy it may invest in foreign securities if thereafter not more than 20% of its total assets would be invested in the securities of foreign issuers, although there is no requirement that the Fund invest in any foreign securities. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.


THE FIXED-INCOME FUNDS:

THE TOTAL RETURN BOND FUND

The investment objective of the TOTAL RETURN BOND FUND is to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The Advisor views bonds to be any interest-bearing security that obligates the issuer to pay the bondholder specified sums of money on specified dates and generally requires the issuer to repay the principal amount of the loan at maturity.

THE LOW DURATION FUND

The investment objective of the LOW DURATION FUND is to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The total rate of return for this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund such as the TOTAL RETURN BOND FUND.

THE SHORT-TERM INVESTMENT FUND

The investment objective of the SHORT-TERM INVESTMENT FUND is to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities, including long-term securities. The Fund seeks to maintain a portfolio duration which will generally not exceed one year. The Fund also seeks to maintain a dollar-weighted average portfolio maturity which will generally not exceed three years, as determined using the effective maturity of the portfolio securities. The Fund is not a money market fund and its share price will fluctuate. The Fund is designed for investors who are willing to accept some fluctuation in principal in order to pursue a higher level of income than is generally available from money market funds. Because its share price may decline from time to time, the Fund is not an appropriate investment for those whose primary objective is absolute principal stability.

INVESTMENT POLICIES OF THE
FIXED-INCOME FUNDS


The TOTAL RETURN BOND FUND, the LOW DURATION FUND and the SHORT-TERM INVESTMENT FUND (the "FIXED-INCOME FUNDS") will attempt to achieve their objectives by investing in the following types of securities which may be issued by domestic or foreign entities: (1) U.S. Government securities; (2) corporate debt securities, including bonds, notes and debentures; (3) corporate commercial paper; (4) mortgage- and other asset-backed securities, including CMOs and REMICs; (5) variable and floating rate debt securities (including inverse floaters); (6) structured debentures, bonds and notes; (7) bank certificates of deposit; (8) fixed time deposits and bankers' acceptances; (9) repurchase agreements, reverse repurchase agreements and dollar rolls; (10) preferred stock of issuers whose assets consist of mortgage-backed securities of U.S. Government agencies; (11) debt securities that are convertible into or exchangeable for equity securities ("convertible securities"); (12) obligations of foreign governments or their subdivisions, agencies and instrumentalities; (13) obligations of international agencies (such as the Agency for International Development) or supranational entities; and (14) municipal obligations. There is no limitation on the percentage of a Fund's assets that may be committed to any of these types of securities, except as to foreign securities and to the extent that a security may be deemed to be illiquid. See "Securities and Techniques Used by the Funds" on page 21.



Under normal circumstances, the TOTAL RETURN BOND FUND will invest at least 70% of its net assets in debt instruments rated at least investment grade, i.e., (1) Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps for long-term debt obligations; (2) A-2 by S&P, Prime-2 by Moody's, F2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. Up to 15% of the TOTAL RETURN BOND FUND'S net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.



Under normal circumstances, the LOW DURATION FUND and the SHORT-TERM INVESTMENT FUND will invest at least 70% of their net assets in securities rated at least:
(1) A by Moody's, S&P, Fitch or Duff & Phelps for long-term debt obligations;
(2) A-2 by S&P, Prime-2 by Moody's, F2 by Fitch or D-2 by Duff & Phelps for short-term debt obliga-tions; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. Up to 10% of the LOW DURATION FUND'S and the SHORT-TERM INVESTMENT FUND'S net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor. The remainder of the LOW DURATION FUND'S and the SHORT-TERM INVESTMENT FUND'S investments will be rated Baa or BBB by at least one of these rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.

Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28.

After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated. This would not require the sale of the issue, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in the portfolio.

Each of the FIXED-INCOME FUNDS may invest up to 15% of its net assets in emerging market foreign securities, which are generally considered to be of a credit quality below investment grade.

Each of the FIXED-INCOME FUNDS may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investment by these Funds in securities of foreign issuers that are not denominated in U.S. dollars will be limited to a maximum of 15% of each FIXED-INCOME FUND'S total assets. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 23.

The FIXED-INCOME FUNDS each invest in a diversified portfolio of fixed-income securities of varying maturities. The effective maturity is the weighted average period over which a security's principal is expected to be paid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity differs from stated maturity in that it estimates the anticipated effect of expected principal prepayments and call provisions.

The effective maturity of a debt security will be the stated maturity, except:
(1) in the case of a security with a call provision, the maturity date will be considered the call date if there is a high probability, in the opinion of the Advisor, that the security will be called; (2) in the case of securities with unconditional put provisions entitling the security holder to receive the security's approximate amortized cost, the maturity will be considered to be the next put date; (3) in the case of mortgage-backed or other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Advisor believes appropriate; and (4) in the case of a variable or floating rate investment grade security which, in the Advisor's opinion, will have a market value approximating amortized cost on the next interest rate reset date, the maturity will be considered to be the next reset date. However, no FIXED-INCOME FUND will invest more than 5% of its net assets at the time of purchase in floating or variable rate instruments of any one issuer, nor invest more than 20% of its net assets at the time of purchase in floating or variable rate instruments of issuers within the same industry.

The FIXED-INCOME FUNDS each invest in a diversified portfolio of fixed-income securities with a different portfolio "duration." Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in price of a debt security relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any fixed-income security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. A Fund's computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by a Fund.

Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a 2-year duration would be expected to change in value 2% for every 1% move in interest rates. Assuming an expected average duration of 2 years for the LOW DURATION FUND, a 1% decline in interest rates would cause the Fund to gain 2% in price; likewise, a 1% rise in interest rates would produce a decline of 2% in the Fund's price. Assuming an expected average duration of .75 years for the SHORT-TERM INVESTMENT FUND, a 1% decline in interest rates would cause the Fund to gain .75% in price; likewise, a 1% rise in interest rates would produce a decline of .75% in the Fund's price. Assuming an expected average duration of 4.5 years for the TOTAL RETURN BOND FUND, a 1% decline in interest rates would cause the Fund to gain 4.5% in price; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund's price. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can exacerbate swings in the Fund's share prices during periods of volatile interest rate changes.

For a more detailed discussion of duration, see "Investment Objectives and Policies -- Duration" in the Statement of Additional Information.

                  SECURITIES AND TECHNIQUES USED BY THE FUNDS
--------------------------------------------------------------------------------

The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

U.S. GOVERNMENT SECURITIES
Each Fund may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Financing Bank, and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


Among the U.S. Government securities that may be purchased by the Funds are certain "mortgage-backed securities" of GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and FNMA. See the discussion of "Mortgage-Related Securities" on page 25.

MUNICIPAL OBLIGATIONS


The BALANCED and FIXED-INCOME FUNDS may invest in municipal obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their agencies and instrumentalities.



Municipal obligations may be backed by the full taxing power of a municipality ("general obligations"), backed by the revenues from a specific project or the credit of a private organization ("revenue obligations") or issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities ("private activity bonds"). Some municipal obligations are collateralized as to payment of principal and interest by an escrow of U.S. Government or federal agency obligations, while others are insured by private insurance companies, while still others may be supported by letters of credit furnished by domestic or foreign banks. Others are not backed by escrowed securities, insurance, letters of credit or other credit enhancements.



The BALANCED and FIXED-INCOME FUNDS' investments in municipal obligations may include fixed, variable or floating rate general obligations, revenue obligations and other obligations, including municipal lease obligations; resource recovery obligations; certificates of participation; inverse floaters; instruments with demand features, tender option bonds and standby commitments; private activity obligations; zero coupon and asset-backed obligations; variable rate auction and residual interest obligations; tax, revenue or bond anticipation notes; tax-exempt commercial paper; and purchase obligations that are subject to restrictions on resale. See the Statement of Additional Information for a further discussion of these obligations.



The BALANCED and FIXED-INCOME FUNDS may invest a portion of the value of their assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security would also affect the other securities. Examples of these include securities the interest on which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the BALANCED and FIXED-INCOME FUNDS may be subject to greater risk compared to funds that do not follow this practice.


CORPORATE AND OTHER OBLIGATIONS
Each Fund may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.


The BALANCED and FIXED-INCOME FUNDS may invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.



The BALANCED and FIXED-INCOME FUNDS may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

ASSET-BACKED SECURITIES

The BALANCED and FIXED-INCOME FUNDS may invest in securities whose principal and interest payouts are backed by, or supported by, any of various types of assets. These assets most typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.


FOREIGN SECURITIES
Each Fund may invest in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Advisor believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.


Fixed-income securities that may be purchased by the INTERNATIONAL, GLOBAL EQUITY, BALANCED and FIXED-INCOME FUNDS include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.


The FIXED-INCOME FUNDS may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore, South Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Advisor believes that the FIXED-INCOME FUNDS' limited ability to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Emerging market securities are generally considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized rating agency. The Advisor seeks to reduce the risk associated with emerging market securities by limiting the amount of such securities held by the Funds, by the depth of its own credit analysis, and evaluation of political, economic, currency and other factors that may be pertinent.


There are risks in investing in emerging market and other foreign securities. See "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 27.


REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed-upon date in the future. While each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and loss of interest.


REVERSE REPURCHASE AGREEMENTS

The BALANCED and FIXED-INCOME FUNDS may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the limit applicable to borrowings.


DOLLAR ROLLS

The BALANCED and FIXED-INCOME FUNDS may use dollar rolls as part of their investment strategy. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.



The BALANCED and FIXED-INCOME FUNDS will establish a segregated account with the custodian in which they will maintain cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to their obligations with respect to dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Funds, subject to their limitations on borrowings.


BORROWING

As a fundamental policy, the EQUITY INCOME, MID-CAP, BALANCED, SMALL CAP, INTERNATIONAL and GLOBAL EQUITY FUNDS may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The FIXED-INCOME FUNDS may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.


LOANS OF PORTFOLIO SECURITIES
For the purpose of achieving income, the FIXED-INCOME FUNDS may lend their portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES

The BALANCED, INTERNATIONAL, GLOBAL EQUITY and FIXED-INCOME FUNDS may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES AGAINST-THE-BOX


Each Fund may make short sales of securities (i.e., sales of securities the Fund does not own) or maintain a short position only if: (1) at all times when the short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (a short sale "against-the-box"); and (2) not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.


REAL ESTATE INVESTMENT TRUSTS


Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


MORTGAGE-RELATED SECURITIES


The BALANCED and FIXED-INCOME FUNDS may invest in mortgage-related securities, including mortgage pass-through securities and collateralized mortgage obligations. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). For a discussion of certain risks associated with investment in mortgage-related securities, including their volatility, see "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 28.


Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.


CMOs, including CMOs that have elected to be treated as REMICs, are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.


Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The BALANCED and FIXED-INCOME FUNDS may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The BALANCED and FIXED-INCOME FUNDS also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.


CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.

OTHER DERIVATIVE INSTRUMENTS

In addition to the asset-backed securities and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased only by the BALANCED and FIXED-INCOME FUNDS, all Funds may utilize certain other financial instruments whose performance is derived from the performance of an underlying asset ("derivatives"). The Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices, for liquidity or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund. See "Investment Risks -- Risks of Using Certain Derivatives" on page 29.


The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 15% of net assets may be invested in illiquid securities, and a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

The Funds may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund liabilities, such as known or expected redemptions or the payment of any declared dividends. During the coming year, no Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund's total assets. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

The investment practices described above involve certain risks. The net asset value of any of the Funds may increase or decrease for many reasons. These include changes in the market prices of portfolio securities. This means an investor's shares may be worth more or less at redemption than at the time of purchase. The following provides a summary of the more significant risks associated with investing in the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks that are associated with them.

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES


The MID-CAP and SMALL CAP FUNDS invest a significant proportion of their assets in the securities of small and medium-size companies. Investment in small and medium-size companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may in turn be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets, or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the MID-CAP and SMALL CAP FUNDS' shares may fluctuate more widely than the popular market averages.


RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES
Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (1) currency devaluations and other currency exchange rate fluctuations; (2) political uncertainty and instability; (3) more substantial government involvement in the economy; (4) higher rates of inflation; (5) less government supervision and regulation of the securities markets and participants in those markets; (6) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (7) greater price volatility; (8) substantially less liquidity and significantly smaller capitalization of securities markets; (9) absence of uniform accounting and auditing standards;
(10) generally higher commission expenses; (11) delay in settlement of securities transactions; and (12) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF INVESTING IN
FIXED-INCOME SECURITIES
The Funds which invest in fixed-income securities are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.

Each of the FIXED-INCOME FUNDS may invest in longer-term fixed-income securities. Under normal circumstances, the SHORT-TERM INVESTMENT FUND will invest in long-term fixed-income securities only if the securities amortize, have call provisions or otherwise have characteristics which cause the effective maturity and duration of the securities to be significantly less than typical long-term securities. If interest rates rise while the Fund holds these securities, the effective maturity and duration of such securities may increase substantially, which could require the Fund to sell the securities at losses in order to maintain its targeted duration and dollar-weighted average effective maturity.


The BALANCED and FIXED-INCOME FUNDS may invest in mortgage- and asset-backed securities. The yield characteristics of mortgage- and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.



The BALANCED and FIXED-INCOME FUNDS may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade. Certain of the stripped mortgage- and asset-backed securities held by the Funds are considered to be illiquid under guidelines established by the Trustees.



The FIXED-INCOME FUNDS and, to a limited extent, the EQUITY INCOME and SMALL CAP FUNDS may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

RISKS OF USING CERTAIN DERIVATIVES
Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Advisor's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) dependence on the Advisor's ability to predict correctly movements in the direction of interest rates and securities prices;
(2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which a Fund may invest. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

                       PRINCIPAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


Each Fund is subject to certain investment restrictions which are fundamental policies. Fundamental policies are those that cannot be changed without the approval of a majority (as defined in the 1940 Act) of that Fund's outstanding voting securities. Each Fund's investment objective is a fundamental policy. Among its restrictions, a Fund may not (1) with respect to 75% of its total assets, invest more than 5% of its total assets (determined at the time of investment) in securities of any one issuer (other than U.S. Government securities); (2) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (3) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having principal business activities in a single industry. Additional information about each Fund's investment restrictions is contained in the Statement of Additional Information. It is the position of the Securities and Exchange Commission that open-end investment companies such as the Funds should not make certain investments if thereafter more than 15% of the value of their net assets would be invested in illiquid securities. As a matter of operating policy (though not a fundamental policy), the Funds limit such investments to no more than 15% of the value of their net assets. The investments in this 15% limit include: (1) those which are restricted, i.e., those which cannot freely be sold for legal or contractual reasons; (2) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (3) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.

                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

ORGANIZATION AND VOTING RIGHTS

The Trust was organized on August 22, 1984 as a Massachusetts business trust. It is a diversified, open-end, management investment company currently consisting of ten separate series. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, and the Trust's officers conduct and supervise the daily business operations of the Trust. Each Fund is a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.

Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per share owned. Matters submitted to shareholders must be approved by a majority of the outstanding securities of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of a majority of the outstanding shares. Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communications to all other shareholders.

THE INVESTMENT ADVISOR

HOTCHKIS AND WILEY, located at 800 West 6th Street, Los Angeles, California 90017, acts as investment advisor to the Funds and generally administers the affairs of the Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Subject to the direction and control of the Board of Trustees, the Advisor supervises and arranges the purchase and sale of securities held in the portfolios of the Funds.



For the services of the Advisor to the Funds other than the FIXED-INCOME FUNDS, the Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.75% of each Fund's average daily net assets.


The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.55% of the TOTAL RETURN BOND FUND'S average daily net assets.

The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.46% of the LOW DURATION FUND'S average daily net assets.


The Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.40% of the SHORT-TERM INVESTMENT FUND'S average daily net assets under $100,000,000, 0.35% of the Fund's average daily net assets from $100,000,000 through $249,999,999, 0.30% of the Fund's average daily net assets from $250,000,000 through $499,999,999, and 0.25% of the Fund's average daily net assets over $500,000,000.


In addition to the fee payable to the Advisor, each Fund is responsible for its operating expenses including: (1) interest and taxes; (2) brokerage commissions;
(3) insurance premiums; (4) compensation and expenses of the Trust's Trustees other than those affiliated with the Advisor; (5) legal and audit expenses; (6) fees and expenses of the Fund's custodian and any subcustodian, shareholder servicing or transfer agent and accounting services agent; (7) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (8) fees and expenses incident to the registration under federal or state securities laws of the Trust or its shares; (9) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (10) all other expenses incident to holding meetings of the Trust's shareholders; (11) dues or assessments of or contributions to the Investment Company Institute or any successor; and (12) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.

Although not required to do so, the Advisor has agreed to reimburse each Fund to the extent necessary so that the regular annual operating expenses of a Fund (other than the FIXED-INCOME FUNDS) will not exceed 1% of the Fund's average daily net assets. The Advisor has agreed to limit the regular annual operating expenses of the TOTAL RETURN BOND FUND to 0.65%, the LOW DURATION FUND to 0.58% and the SHORT-TERM INVESTMENT FUND to 0.48% of each Fund's average daily net assets. The Advisor will give shareholders at least 30 days' notice of any decision to change this reimbursement policy.

The Advisor also manages individual investment advisory accounts. The Advisor credits the fees charged to individual advisory accounts by the amount of the investment advisory fee and expenses charged to that portion of the client's assets that are invested in any Fund.

The Advisor is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so yet.


SUBADVISORS


The Advisor has entered into subadvisory agreements with Mercury Asset Management International and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment related services to be provided to the INTERNATIONAL and GLOBAL EQUITY FUNDS at rates of compensation as may be agreed by the parties. There is no increase in the aggregate fees paid by these Funds for such services.


THE ADMINISTRATOR
Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator to the Trust pursuant to a Fund Administration Servicing Agreement.

PORTFOLIO MANAGERS
The portfolio managers have responsibility for the day-to-day management of the Funds' portfolios.

EQUITY INCOME FUND
The current portfolio managers of the Equity Income Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a managing director of the Advisor. She began co-managing the Fund in April 1994. Ms. Bardin has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

MID - CAP FUND
The current portfolio managers of the MID-CAP FUND are Michael Baxter and Jim Miles. They have served as portfolio managers of the Fund since its inception in January 1997. Mr. Baxter is a managing director and has been a portfolio manager of the Advisor since 1990. Mr. Miles is a portfolio manager and joined the Advisor in May 1995. Prior to joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.

SMALL CAP FUND
The current portfolio managers of the SMALL CAP FUND are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Mr. Miles' background is described under "MID-CAP FUND" above. Mr. Green joined the Advisor in 1997. Prior to joining the Advisor, Mr. Green was associated with Goldman Sachs Asset Management, where he had worked as an investment analyst from November 1995. Prior to that, he was an investment manager and analyst with Prudential Investment Advisors.

INTERNATIONAL FUND
The current portfolio managers of the INTERNATIONAL FUND are Sarah Ketterer, Harry Hartford and David Chambers. Ms. Ketterer is a managing director of the Advisor and has served as portfolio manager of the Fund since its inception in October 1990. Prior to joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Mr. Hartford has served as a portfolio manager of the Fund since May 1994. Prior to joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland as a Senior Manager, International and Global Equities, from

1985 to 1994. Mr. Chambers has served as a portfolio manager of the Fund since October 1996. He has been associated with Mercury Asset Management International in London since July 1998. Prior to joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991.


GLOBAL EQUITY FUND
The current portfolio managers of the GLOBAL EQUITY FUND are Sarah Ketterer and Patricia McKenna. They have served as portfolio managers of the Fund since its inception in January 1997. Ms. Ketterer's background is described under "INTERNATIONAL FUND" above. Prior to joining the Advisor in July 1995, Ms. McKenna was with Trust Company of the West as an Equity Research Analyst from 1992 to 1995 and Fieldstone Private Capital Group where she was responsible for structuring private placements and tax leases from 1990 to 1992.


BALANCED FUND


The current portfolio managers of the BALANCED FUND are Roger DeBard and Michael Sanchez. Mr. DeBard has responsibility for the day-to-day management of the equity portion of the Fund's portfolio. Mr. DeBard is a managing director of the Advisor and has served as portfolio manager of the Fund since its inception in August 1985. Mr. DeBard and Mr. Sanchez have responsibility for the day-to-day management of the fixed-income portion of the Fund's portfolio. Mr. Sanchez has served as a portfolio manager of the Fund since joining the Advisor in August 1996. Prior to joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.


FIXED-INCOME FUNDS

The current portfolio managers of the FIXED-INCOME FUNDS are Roger DeBard, Michael Sanchez and John Queen. Mr. DeBard and Mr. Sanchez have served as portfolio managers for the Funds since August 1996 and their backgrounds are described under "BALANCED FUND". Mr. Queen joined the Advisor in 1997. Prior to joining the Advisor, Mr. Queen was associated with the Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.


                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $10,000. There is no minimum subsequent investment. The Trust reserves the right to waive its minimum investment requirements.

INVESTING BY WIRE
Investors may invest in any Fund by wiring the amount to be invested to HOTCHKIS AND WILEY FUNDS in care of Firstar Trust Company ("Transfer Agent"), at the following address:

     Firstar Bank
       ABA #0750-00022
     For credit to Firstar Trust Company
       Account #112-952-137
     For further credit to HOTCHKIS AND WILEY FUNDS
       [Name of Fund]
       Account # [Shareholder account number]

Prior to wiring any funds, the shareholder should call 800-236-4479 to notify the Trust of the wire to insure proper credit when the wire is received. If the wire represents an initial investment, the investor should mail an application form to the Transfer Agent by regular mail to:

     Firstar Trust Company
     P.O. Box 701
     Milwaukee, Wisconsin 53201-0701

or by express, registered or certified mail to:

     Firstar Trust Company
     615 East Michigan Avenue, 3rd Floor
     Milwaukee, Wisconsin 53202

Funds wired to the applicable Fund account and received by the Transfer Agent before the close of the New York Stock Exchange (currently 4:00 p.m., Eastern
Time) are considered received on that day.

INVESTING BY MAIL
Investors may also purchase shares by sending a check or money order payable to HOTCHKIS AND WILEY FUNDS, together with the application form to the address above.


Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the investor's check or money order. The Trust will not accept cash, drafts or third party checks. If a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Fund, as well as a service charge imposed by the Transfer Agent in the amount of $20. Forms for additional contributions by check or change of address are provided on account statements, or by calling 800-236-4479.


AUTOMATIC INVESTMENT PLAN (AIP)

The Trust offers an AIP whereby a shareholder may purchase shares on a regular scheduled basis ($50 minimum per transaction up to four times per month.) Under the AIP, the shareholder's designated bank account is debited a preauthorized amount and applied to purchase shares. The financial institution must be a member of the ACH network. There is no charge for this service. A $20 fee will be charged by the transfer agent if there are unavailable or insufficient funds in the account at the time of the scheduled transaction. The program will automatically terminate upon redemption of all shares in an account.


ADDITIONAL INFORMATION ABOUT INVESTMENT PURCHASES
The Trust may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for insuring that such payment is made on a timely basis. A broker-dealer which effects such a purchase for an investor may charge the investor a reasonable service fee, no part of which will be paid to the Fund or the Advisor.

The Advisor may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.


The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services does not constitute receipt by the Transfer Agent.



The Funds will price purchase orders for Fund shares at the net asset value next determined after the transaction request is received in good order by the Transfer Agent or an authorized financial institution or its sub-delegate.


The Trust reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order.

Shareholder inquiries should be directed to the Trust at 800-236-4479.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

REDEEMING BY MAIL

A shareholder wishing to redeem shares may do so at any time by delivering written instructions by regular mail to the Transfer Agent at:


  Firstar Trust Company


  P.O. Box 701


  Milwaukee, Wisconsin 53201-0701


or by express, registered or certified mail to:


  Firstar Trust Company


  615 East Michigan Avenue, 3rd Floor


  Milwaukee, Wisconsin 53202.



The redemption request should identify the Fund, the account name, the account number, the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent. Investors who have an Individual Retirement Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding at a rate of 10%.


REDEEMING BY TELEPHONE
You may redeem shares (minimum of $1,000 per transaction) by telephone and have the proceeds wired to the bank account or mailed to the address as stated on the Transfer Agent's records. In order to redeem by telephone, you must select the appropriate box on the account application and shares must be held in non-certificate form. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account, with the signatures guaranteed as described below. Once this feature has been requested, shares may be redeemed by calling Investor Services at 800-236-4479 and giving the account name, account number, and amount of redemption. Joint accounts require only one of the shareholders to telephone. A signature guarantee is required for any redemption where the account address has been changed within the prior 15 days.

If an investor redeems shares by telephone and requests wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day provided that the redemption order is received by the Transfer Agent before 3:00 p.m. (Central time).

PROPER FORM

If any shares being redeemed are represented by share certificates, the certificates must be returned. The certificates must either be properly endorsed or accompanied by a stock power signed by the registered owners, with signatures guaranteed. If the proceeds of any redemption: (1) exceed $50,000; (2) are paid to a person other than the record owner; (3) are sent to an address or bank account other than as shown on the Transfer Agent's records, or to an address that has been changed within the prior 15 days; or (4) are paid to a corporation, a partnership, trust or fiduciary, the signatures on the redemption request and on the certificates, if any, must be guaranteed. You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept signature guarantees from notaries public. Additional documents may be required from corporations or other organizations, fiduciaries or anyone other than the shareholder of record. Any questions concerning documents needed should be directed to 800-236-4479.

PAYMENTS
After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed under circumstances specified in the 1940 Act. Payment will be sent only to shareholders at the address of record. In addition, if the shares being redeemed were purchased by check, the Trust reserves the right to delay up to 12 days payment of the redemption proceeds until it is satisfied that the check has been honored by the investor's bank.


The Funds will price redemption orders for Fund shares at the net asset value next determined after the transaction request is received in good order by the Transfer Agent or an authorized financial institution or its sub-delegate.


If the redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank must be a commercial bank located within the United States.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS
The redemption privilege may be modified or terminated at any time on thirty days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. IN ALL OTHER CASES, THE SHAREHOLDER IS LIABLE FOR ANY LOSS FOR UNAUTHORIZED TRANSACTIONS.


In periods of severe market or economic conditions, the telephone redemption of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason a shareholder is unable to redeem by telephone, shareholders should redeem shares by writing to the Transfer Agent at the address shown on page 36.


REDEMPTION IN KIND
If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

REDEMPTION OF SMALL ACCOUNTS
The Board of Trustees may redeem all of the shares of any shareholder whose account has declined to a net asset value of less than $1,000, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of the proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60 days' prior written warning in which to purchase sufficient shares to avoid such redemption.

REPURCHASES
The Trust may accept orders for the repurchase of its shares from certain qualified institutions. Such an institution may charge the shareholder a fee for its services. The Trust may also waive or modify its requirements as to proper form for such institutions.

WITHHOLDING
The Funds may be required to withhold federal income tax, at a rate of 31%, from proceeds of redemptions, if the shareholder is subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld.

                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust, provided that such shares may legally be sold in the state of the investor's residence. Shares subject to an exchange must have a current value of at least $1,000.

BY MAIL

A shareholder wishing to exchange shares may do so at any time by delivering written instructions by regular mail to the Transfer Agent at:


  Firstar Trust Company


  P.O. Box 701


  Milwaukee, Wisconsin 53201-0701


or by express, registered or certified mail to:


  Firstar Trust Company


  615 East Michigan Avenue, 3rd Floor


  Milwaukee, Wisconsin 53202.


The exchange request should identify the account name, account number and the number of shares to be exchanged. The exchange request should be signed by all registered owners exactly as the account is registered.

BY TELEPHONE
Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust by telephone provided that the shareholder has selected the appropriate box on the Account Application, and shares are held in non-certificate form. Telephone exchange requests should be directed to Investor Services at 800-236-4479. In order to arrange for telephone exchange after an account has been opened, a written request must be sent to the Transfer Agent at its address listed above. The request must be signed by each shareholder of the account, with the signatures guaranteed as described above. In order to request an exchange by telephone, an investor must give the account name, account number and the amount or number of shares to be exchanged.

ADDITIONAL INFORMATION ABOUT INVESTMENT EXCHANGES

For purposes of processing exchanges, the value of the shares redeemed and the value of shares acquired are the net asset values of such shares next determined after the transaction request is received in good order by the Transfer Agent or an authorized financial institution or its sub-delegate. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.


The Funds reserve the right to reject any exchange request and the exchange privilege may be modified or terminated at any time on 30 days' notice to shareholders. In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above.

In an effort to prevent unauthorized or fraudulent exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. IN ALL OTHER CASES, THE SHAREHOLDER IS LIABLE FOR ANY LOSS FOR UNAUTHORIZED TRANSACTIONS.

                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


The SMALL CAP FUND expects to declare and pay income dividends annually; the EQUITY INCOME and BALANCED FUNDS expect to declare and pay income dividends quarterly; the MID-CAP, INTERNATIONAL and GLOBAL EQUITY FUNDS expect to declare and pay income dividends semi-annually; and the FIXED-INCOME FUNDS expect to declare and pay income dividends monthly.


Distributions from net realized short-term gains, if any, and distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Trust's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.


If an investor elects to receive distributions by check and the US Postal Service is unable to deliver the check, or if such check remains uncashed for six months, the Fund(s) reserves the right to reinvest the check at the then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund(s) until we are notified with different instructions.



Each Fund has qualified as a regulated investment company during the last taxable year, and each intends to do so in the future. Each Fund is taxed as a separate entity under Subchapter M and qualifies on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed.



All dividends from net investment income together with distributions of net short-term gains (collectively, "income dividends"), will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares.


The Code provides for a dividends-received deduction (the "deduction") by corporations. Special provisions are contained in the Code as to the eligibility of dividends for the deduction. The basic test under the Code for determining the extent to which the dividends paid by each Fund are eligible for the deduction is the extent to which the Fund's income is derived from qualifying dividends received from domestic corporations. See "Dividends and Tax Status" in the Statement of Additional Information for additional information about the deduction.

Dividends and interest received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, and foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of the INTERNATIONAL and GLOBAL EQUITY FUNDS' total assets at the close of their taxable year consists of securities of foreign corporations, the Funds may elect to enable shareholders of the Funds to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by the Funds.


Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.


The Funds may be required to impose backup withholding at a rate of 31% from income dividends and capital gains distributions and upon payment of redemption proceeds if provisions of the law relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder.

                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost. See "Net Asset Value" in the Statement of Additional Information for further information.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in a Fund at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

The FIXED-INCOME FUNDS also may refer in advertising and promotional materials to yield. The Funds' yield shows the rate of income that a Fund earns on its investments, expressed as a percentage of the net asset value of Fund shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

In addition to standardized return, performance adver-tisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof. Further performance information is contained in the Funds' annual reports to shareholders, which may be obtained without cost.

All data included in performance advertisements will reflect past performance and is not indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.


Common expenses incurred by the Trust are allocated among the Funds based upon:
(1) relative net assets; (2) as incurred on a specific identification basis; or
(3) evenly among the Funds, depending on the nature of the expenditure.


Except for (1) changes which do not adversely affect the rights of Trust shareholders; (2) a change in the name of the Trust, or a series or class thereof; (3) authorization of a new series or class; (4) changes to supply any omission or correct any ambiguous or defective provision; or (5) changes required by any federal or state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.

The Trust's custodian is Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and its subcustodian for foreign securities is The Chase Manhattan Bank, N.A., Four Chase MetroTech Center, Brooklyn, New York 11245.


As of July 31, 1998, Merrill Lynch Retirement Plans owned 35.14% of the MID-CAP FUND and may be deemed to be a controlling person of that Fund. As of July 31, 1998, John F. Hotchkis owned 32.67% of the GLOBAL EQUITY FUND and may be deemed to be a controlling person of that Fund. As of July 31, 1998, Mac & Co. owned 27.48% of the BALANCED FUND and may be deemed to be a controlling person of that Fund.



EUROPEAN ECONOMIC AND MONETARY UNION ("EMU")


Certain European countries have agreed to enter into EMU in an effort to, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these countries. Among other things, EMU establishes a single common European currency (the "euro") that will be introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) will be redenominated in the euro, and, thereafter, will be listed, traded, declare dividends, and make other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the INTERNATIONAL and GLOBAL EQUITY FUNDS in a number of situations, including as follows:



- If the euro, or EMU as a whole, does not take effect as planned, the Funds' investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility, and other disruptions of the markets could occur.



- Withdrawal from EMU by a participating country could also have a negative effect on the Funds' investments, for example if securities redenominated in euros are transferred back into that country's national currency.



- Computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency. Like other investment companies and business organizations, the Funds could be adversely affected if the systems used by the Advisor, the Funds' other service providers, or entities with which the Funds or their service providers do business do not properly address this issue prior to euro conversion over the first weekend of 1999 (January 1 through January 3). These issues may negatively affect the operations of the companies the Funds invest in as well.

YEAR 2000



Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Funds could be adversely affected if the computer systems used by the Advisor or other service providers for the Funds do not properly address this problem prior to January 1, 2000. The Advisor is making efforts to resolve any potential Year 2000 issues. Currently, the Advisor does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels. In addition, the Advisor is seeking assurances from the Funds' other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Advisor will continue to monitor the situation. At this time, however, no assurance can be given that the Funds' other service providers have anticipated every step necessary to avoid any adverse effect on the Funds attributable to the Year 2000 Problem.

                       APPENDIX -- DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.


"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

"BAA" -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"BA" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

----------------------------------------------------------

MUNICIPAL BOND RATINGS:



Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities, but having neither a variable rate nor demand feature. Factors used in determining ratings include liquidity of the borrower and short-term cyclical elements.

STANDARD & POOR'S
RATINGS GROUP
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


"AA" -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated obligations only in small degree.


"A" -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


"BBB" -- Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal.



Debt rated BB and B is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


----------------------------------------------------------
COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

----------------------------------------------------------

MUNICIPAL BOND RATINGS:



S&P uses SP-1, SP-2 and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.


FITCH INVESTORS SERVICE, INC.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:


"AAA" -- Bonds denote the lowest expectation of credit risk. They are considered to have an exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by reasonably foreseeable events.



"AA" -- Bonds denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to forseeable events.



"A" -- Bonds denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances and in economic conditions than is the case for higher ratings.



"BBB" -- Bonds indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



"BB" -- Bonds indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.



PLUS (+) MINUS (-) -- Plus and minus signs may be appended to a rating to denote the relative status of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.


----------------------------------------------------------
SHORT-TERM DEBT RATINGS:


"F1" -- Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



"F2" -- A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


DUFF & PHELPS
CREDIT RATING CO.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-" -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                                      LOGO

                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017

                                  800-236-4479

                               INVESTMENT ADVISOR
                               HOTCHKIS AND WILEY
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS

                           PRICEWATERHOUSECOOPERS LLP

                           100 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202


                                  DISTRIBUTOR


                       PRINCETON FUNDS DISTRIBUTOR, INC.


                             800 SCUDDERS MILL ROAD


                          PLAINSBORO, NEW JERSEY 08536


                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             FIRSTAR TRUST COMPANY
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202


      YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS


      WHEN DECIDING WHETHER TO INVEST. NO ONE IS AUTHORIZED TO PROVIDE YOU


     WITH INFORMATION THAT IS DIFFERENT. THE FUNDS ARE NOT OFFERED OR SOLD


          IN ANY JURISDICTION WHERE OFFERS OR SALES WOULD BE UNLAWFUL.


                                   PROSPECTUS


                                AUGUST 28, 1998


                         HOTCHKIS AND WILEY FUNDS LOGO

                                      LOGO

                               EQUITY INCOME FUND
            -------------------------------------------------------
                                  MID-CAP FUND
            -------------------------------------------------------

                                 SMALL CAP FUND
            -------------------------------------------------------
                               INTERNATIONAL FUND
            -------------------------------------------------------
                               GLOBAL EQUITY FUND
            -------------------------------------------------------

                                 BALANCED FUND

            -------------------------------------------------------
                             TOTAL RETURN BOND FUND
            -------------------------------------------------------
                               LOW DURATION FUND
            -------------------------------------------------------
                           SHORT-TERM INVESTMENT FUND
            -------------------------------------------------------

                     HOTCHKIS AND WILEY: INVESTMENT ADVISOR

                                  HOTCHKIS AND
                                  WILEY FUNDS

                      EQUITY FUND FOR INSURANCE COMPANIES

                            ------------------------

                                   PROSPECTUS
                            ------------------------


                                AUGUST 28, 1998


                        800 WEST 6TH STREET, FIFTH FLOOR
                             LOS ANGELES, CA 90017
                                 (213) 362-8888

                     INVESTMENT ADVISOR: HOTCHKIS AND WILEY

                            HOTCHKIS AND WILEY FUNDS

EQUITY FUND FOR INSURANCE COMPANIES

     Hotchkis and Wiley Funds (the "Trust") is an open-end, management investment company having ten separate diversified portfolios (the "Funds"), each of which is a separate mutual fund having its own objective, assets, liabilities and net asset value. This Prospectus describes the Equity Series for Insurance Companies (the "Equity Fund for Insurance Companies" or the "Fund"), the investment objective of which is to provide current income and long-term growth of income, accompanied by growth of capital. There is no assurance that the investment objective of the Fund will be achieved. The minimum initial investment in the Fund is $1 million; there is no subsequent minimum investment requirement.


     This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated August 28, 1998, containing additional information about the Trust and each Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling the Trust at (213) 362-8888 or writing the Trust at 800 West Sixth Street, Fifth Floor, Los Angeles, CA 90017. The Statement of Additional Information, reports and other information about the Fund can be reviewed and copied (for a fee) at the Securities and Exchange Commission's Public Reference Room in Washington, DC, and are available at the Securities and Exchange Commission's Internet site at http://www.sec.gov.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                THE DATE OF THIS PROSPECTUS IS AUGUST 28, 1998.

                               TABLE OF CONTENTS


Fee Table...................................................    2
Financial Highlights........................................    3
Investment Objective and Policies...........................    3
Principal Investment Restrictions...........................    5
Organization and Management.................................    6
How to Purchase Shares......................................    7
How to Redeem Shares........................................    7
Dividends and Tax Status....................................    8
Performance Information.....................................    8
General Information.........................................    8


                                   FEE TABLE

     Hotchkis and Wiley Funds impose no sales load, exchange fee or redemption fee on the purchase or redemption of shares of the Fund.


                                                               EQUITY FUND
               ANNUAL FUND OPERATING EXPENSES                 FOR INSURANCE
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)               COMPANIES
          ---------------------------------------             -------------
Management fee..............................................      0.52%
Other expenses..............................................       -0-%*
                                                                  ----
          Total Fund operating expenses.....................      0.52%
                                                                  ====


---------------
* The Advisor pays all of the Fund's operating expenses other than the management fee; see "Organization and Management."


                 EXAMPLE                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                 -------                   ------    -------    -------    --------
You would pay the following expenses on a
$1,000 investment in the Fund, assuming
(1) 5% annual return and (2) redemption
at the end of each time period...........    $5        $17        $29        $65


     The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses, see "Organization and Management." THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumption in the example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



     The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report thereon is incorporated by reference herein and is included in the Statement of Additional Information, which is available from the Fund. This information should be read in conjunction with the financial statements and accompanying notes which appear in the Statement of Additional Information. Further performance information is contained in the Fund's annual report to shareholders, which may be obtained without cost.



                                                                                       JANUARY 29,
                                                                                          1993*
                                                     YEAR ENDED JUNE 30,                 THROUGH
                                          ------------------------------------------    JUNE 30,
                                           1998     1997     1996     1995     1994       1993
                                          ------   ------   ------   ------   ------   -----------
Net Asset Value, Beginning of Period...   $16.32   $13.51   $11.53   $ 9.89   $10.31     $10.00
                                          ------   ------   ------   ------   ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................     0.41     0.39     0.34     0.41     0.40       0.16
  Net realized and unrealized gain
     (loss) on investments.............     3.31     3.30     2.26     1.59    (0.24)      0.30
                                          ------   ------   ------   ------   ------     ------
          Total from investment
            operations.................     3.72     3.69     2.60     2.00     0.16       0.46
                                          ------   ------   ------   ------   ------     ------
LESS DISTRIBUTIONS:
  Dividends (from net investment
     income)...........................    (0.41)   (0.40)   (0.40)   (0.34)   (0.38)     (0.15)
  Distributions (from realized
     gains)............................    (1.08)   (0.48)   (0.22)   (0.02)   (0.20)     (0.00)
                                          ------   ------   ------   ------   ------     ------
          Total distributions..........    (1.49)   (0.88)   (0.62)   (0.36)   (0.58)     (0.15)
                                          ------   ------   ------   ------   ------     ------
Net Asset Value, End of Period.........   $18.55   $16.32   $13.51   $11.53   $ 9.89     $10.31
                                          ======   ======   ======   ======   ======     ======
TOTAL RETURN...........................    23.69%   28.20%   22.93%   20.62%    1.38%     11.45%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...   $ 40.7   $ 33.0   $ 24.6   $ 17.4   $ 10.5         $7.1
Ratio of expenses to average net
  assets:
  Before expense reimbursement.........     0.73%    0.75%    0.76%    1.05%    1.20%      1.45%+
  After expense reimbursement..........     0.52%    0.53%    0.54%    0.58%    0.60%      0.60%+
Ratio of net investment income to
  average net assets:
  Before expense reimbursement.........     2.06%    2.50%    2.78%    3.58%    3.32%      2.81%+
  After expense reimbursement..........     2.27%    2.72%    3.00%    4.03%    3.91%      3.66%+
Portfolio turnover rate................       21%      22%      21%      29%      26%         2%++


---------------
 * Commencement of operations.

 + Annualized.


++ Not annualized.


                       INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to provide current income and long-term growth of income, accompanied by growth of capital. There is no assurance that the Fund will achieve its objective. Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P. (the "Advisor"), acts as investment advisor to the Fund.


     The Fund will attempt to achieve its objective by investing in equity securities. The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior values. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks ("S&P 500"), and overall financial strength.

     Under normal market conditions, the Fund will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have unrecognized potential for growth or changes in business or management that indicate possible growth.


     The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, of comparable quality in the opinion of the Advisor, provided, however, that the Fund may invest up to 5% of its net assets in convertible securities of issuers having an outstanding issue of debt securities rated at least B by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Advisor.



     "Investment grade" means debt securities that have been rated at least: (1) Baa by Moody's or BBB by S&P, Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") for long-term obligations; (2)A-2 by S&P, Prime-2 by Moody's, F2 by Fitch or D-2 by Duff & Phelps for short-term obligations; or (3) of comparable quality as determined by the Advisor in the case of unrated securities. All ratings are determined at the time of investment.



     Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." Investors should carefully consider the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities.



     Subsequent to its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. Such an event would not require the sale of the security, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.


     For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

     When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.


     Because the Fund invests in equity-type securities such as common and preferred stock, the Fund is subject to market risk, for example, the possibility that common stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.


GENERAL

     FOREIGN SECURITIES. The Fund can invest in foreign securities, although it is not required to. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Advisor believes that the ability to invest abroad will enable the Fund to take advantage of these differences when they are favorable.

     There are risks in investing in foreign securities. An investment may be affected by changes in currency rates and in exchange control regulations, and the Fund may incur transaction charges in exchanging currencies. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Foreign stock markets have substantially less volume than the New York Stock Exchange, and securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of exchanges, broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed upon date in the future. While the Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and loss of interest. See the Statement of Additional Information for further details about repurchase agreements.


     REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


     BORROWING. As a fundamental policy, the Fund may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of the Fund's total assets. See the Statement of Additional Information for details.

                       PRINCIPAL INVESTMENT RESTRICTIONS

     The Fund is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act of 1940, referred to as the "1940 Act"). The Fund's investment objective is such a fundamental policy. Among its restrictions, the Fund may not
(1) with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government securities);
(2) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (3) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about the Fund's investment restrictions is contained in the Statement of Additional Information.

     As discussed in the Statement of Additional Information, the Fund may, as a fundamental policy and within limits, engage in short sales but only those which are "against-the-box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

     It is the position of the Securities and Exchange Commission (and an operating although not a fundamental policy of the Fund) that open-end investment companies such as the Fund should not make certain investments if thereafter more than 15% of the value of their net assets would be so invested. The investments included in this 15% limit include (1) those which are restricted, i.e., those which cannot freely be sold for legal or contractual reasons (which the Fund does not expect to own); (2) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (3) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.

     It is an operating policy, although not a fundamental policy, of the Fund that no more than 55% of the value of the total assets of the Fund can be invested in cash and cash items (including receivables), U.S.

Government securities and securities of other regulated investment companies, as required by Section 817(h)(2)(B) of the Internal Revenue Code of 1986, as amended.

                          ORGANIZATION AND MANAGEMENT

ORGANIZATION AND VOTING RIGHTS

     The Trust was organized on August 22, 1984 as a Massachusetts business trust. It is a diversified, open-end, management investment company currently consisting of ten separate series. The Trust's name was changed to Hotchkis and Wiley Funds effective October 7, 1994. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor. The Trust's officers conduct and supervise the daily business operations of the Trust. The Fund is one of ten series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares.

     Generally, the Fund will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per share owned. Matters submitted to shareholders must be approved by a majority of the outstanding securities of the Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of more than two-thirds of the outstanding shares.

INVESTMENT ADVISOR


     Hotchkis and Wiley, located at 800 West 6th Street, Fifth Floor, Los Angeles, California 90017, acts as investment advisor to the Fund and generally administers the affairs of the Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Subject to the direction and control of the Board of Trustees, the Advisor supervises and arranges the purchase and sale of securities held in the portfolio of the Fund.


     For its services, the Advisor is paid a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of average daily net assets in excess of $10 million. The Advisor pays all of the regular annual operating expenses relating to the Fund, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of the Trustees other than those affiliated with the Advisor; (5) legal and audit expenses; (6) fees and expenses of the Fund's custodian, shareholder servicing or transfer agent and accounting services agent; (7) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (8) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (9) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (10) all other expenses incident to holding meetings of shareholders; (11) dues or assessments of or contributions to the Investment Company Institute or any successor; and (12) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.

     The Advisor is allowed to allocate brokerage based on sales of shares of the funds managed by the Advisor. No such allocation has been made to date.


PORTFOLIO MANAGERS


     The current portfolio managers of the Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin and Mr. Lieberman have responsibility for the day-to-day management of the Fund's portfolio. Ms. Bardin is a managing director of the Advisor. She began co-managing the Fund in April 1994. Ms. Bardin has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Ms. Bardin and Mr. Lieberman also serve as portfolio managers of the Equity Income Fund, another series of the Trust that is managed by the Advisor.

                             HOW TO PURCHASE SHARES

     Shares of the Fund are offered only to insurance companies. The minimum initial investment in the Fund is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to reject any order.

     Investors may invest in the Fund by wiring the amount to be invested to Hotchkis and Wiley Funds in care of the custodian bank, at the following address:

        Firstar Bank
        ABA #0750-00022
        For credit to Firstar Trust Company
        Account #112-952-137
        For further credit to Hotchkis and Wiley Funds
        Equity Fund for Insurance Companies
        Account # [Shareholder account number]

     The wire should indicate that the investment is being made in the Equity Fund for Insurance Companies. Shares of the Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the investor's wire. Shareholder inquiries should be directed to the Fund.

NET ASSET VALUE

     The net asset value per share of the Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on that Exchange (currently 4:00 p. m., Eastern time), provided that the net asset value may not be calculated on a day on which no order to purchase or redeem shares of the Fund is received. The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of portfolio securities is determined on the basis of the market value of such securities. Short-term investments maturing in less than 60 days are valued at amortized cost. See the Statement of Additional Information for further information.

                              HOW TO REDEEM SHARES

     A shareholder wishing to redeem shares may do so at any time by writing or delivering instructions to the Trust at 800 West 6th Street, Fifth Floor, Los Angeles, California 90017. The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by a duly authorized officer of the insurance company. If the request is in proper form, the shares specified will be redeemed at the net asset value next determined after receipt of the request. In addition to written instructions, if any shares being redeemed are represented by share certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by a duly authorized officer of the insurance company. Any questions concerning documents needed should be directed to (213) 362-8888.

     PAYMENTS. Payment for shares tendered will be made within seven days after receipt by the Trust of instructions and certificates, if any. However, payment may be delayed under unusual circumstances, as specified in the 1940 Act or as determined by the Securities and Exchange Commission. Payment will be sent only to shareholders at the address of record.


     REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

                            DIVIDENDS AND TAX STATUS


     The Fund expects to declare and pay income dividends quarterly. Distributions from net short-term gains, if any, and distributions from any excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; the Fund may also pay supplemental distributions after the end of the Trust's fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.



     The Fund qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") during its last fiscal year and intends to continue to do so in the future. The Fund is taxed as a separate entity under Subchapter M and will qualify on a separate basis. If so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed.



     The Code provides for a dividends-received deduction (the "deduction") by corporations. Special provisions are contained in the Code as to the eligibility of dividends for the deduction. The basic test under the Code for determining the extent to which the dividends paid by the Fund are eligible for the deduction is the extent to which the Fund's income is derived from qualifying dividends received from domestic corporations. See "Dividends and Tax Status" in the Statement of Additional Information for additional information about the deduction.


                            PERFORMANCE INFORMATION

     From time to time the Fund may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in the Fund at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

     In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof. Further performance information is contained in the Fund's annual report to shareholders, which may be obtained without charge.

     All data included in performance advertisements will reflect past performance and is not indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                              GENERAL INFORMATION

     The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

     Common expenses incurred by the Trust are allocated among the Funds based upon (1) relative net assets; (2) as incurred on a specific identification basis; or (3) evenly among the Funds, depending on the nature of the expenditure.

     Except for (1) changes which do not adversely affect the rights of Trust shareholders, (2) a change in the name of the Trust, or a series or class thereof, (3) authorization of a new series or class, (4) changes to supply any omission or correct any ambiguous or defective provision, or (5) changes required by any federal or state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.


     As of July 31, 1998, The Prudential Insurance Company of America owned of record and beneficially 100% of the outstanding shares of the Fund and may be deemed a controlling person of the Fund.



YEAR 2000



     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Advisor or other service providers for the Fund do not properly address this problem prior to January 1, 2000. The Advisor is making efforts to resolve any potential Year 2000 issues. Currently, the Advisor does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Advisor is seeking assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Advisor will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

                            HOTCHKIS AND WILEY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED AUGUST 28, 1998



     This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated August 28, 1998 of the Equity Income Series (the "Equity Income Fund"), the Mid-Cap Series (the "Mid-Cap Fund"), the Small Cap Series (the "Small Cap Fund"), the International Series (the "International Fund"), the Global Equity Series (the "Global Equity Fund"), the Balanced Series (the "Balanced Fund"), the Total Return Bond Series (the "Total Return Bond Fund"), the Low Duration Series (the "Low Duration Fund") and the Short-Term Investment Series (the "Short-Term Investment Fund"), and the prospectus of the Equity Fund for Insurance Companies Series (the "Equity Fund for Insurance Companies") of Hotchkis and Wiley Funds dated August 28, 1998. Copies of the prospectuses may be obtained at no charge from the Trust, 800 West 6th Street, Fifth Floor, Los Angeles, CA 90017. In this Statement of Additional Information, the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund and the Equity Fund for Insurance Companies may be referred to collectively as "the Funds" or individually as "a Fund." The Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund also may be referred to as the "Fixed-Income Funds." Hotchkis and Wiley (the "Advisor") is the investment advisor to the Funds.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................  B-2
  Investment Restrictions...................................  B-2
  Repurchase Agreements.....................................  B-3
  U.S. Government Securities................................  B-3
  Municipal Obligations.....................................  B-4
  Corporate Debt Securities.................................  B-5
  Convertible Securities....................................  B-5
  Mortgage-Related Securities...............................  B-6
  Asset-Backed Securities...................................  B-9
  Risk Factors Relating to Investing in Mortgage-Related and
     Asset-Backed Securities................................  B-9
  Duration..................................................  B-10
  Derivative Instruments....................................  B-10
  Foreign Securities........................................  B-14
  Foreign Currency Options and Related Risks................  B-15
  Forward Foreign Currency Exchange Contracts...............  B-16
  EMU Conversion............................................  B-18
  Risk Factors Relating to Investing in High Yield
     Securities.............................................  B-19
  Illiquid Securities.......................................  B-19
Management..................................................  B-21
  The Advisor...............................................  B-23
  Portfolio Transactions and Brokerage......................  B-24
Net Asset Value.............................................  B-26
Issuance of Fund Shares for Securities......................  B-27
Dividends and Tax Status....................................  B-27
Performance Information.....................................  B-28
General Information About the Trust.........................  B-29
Financial Statements........................................  1

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Equity Income Fund and the Equity Fund for Insurance Companies is to provide current income and long-term growth of income, accompanied by growth of capital.

     The investment objective of the Mid-Cap Fund is to provide current income and long-term growth of income, accompanied by growth of capital.

     The investment objective of the Small Cap Fund is capital appreciation.

     The investment objective of the International Fund and the Global Equity Fund is to provide current income and long-term growth of income, accompanied by growth of capital.


     The investment objective of the Balanced Fund is to preserve capital while producing a high total return.


     The investment objective of the Total Return Bond Fund is to maximize long-term total return.

     The investment objective of the Low Duration Fund and the Short-Term Investment Fund is to maximize total return, consistent with preservation of capital.

     The portfolio and strategies with respect to the composition of each Fund are described in the Funds' prospectuses.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to those indicated in the prospectuses) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     Except as noted, none of the Funds may:

      1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

      2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

      3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds (except the Fixed-Income Funds) will purchase any additional portfolio securities while such borrowings are outstanding. (The Fixed-Income Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

      5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

      6. Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts. This restriction does not apply to the Fixed-Income Funds.)

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Participate on a joint or joint and several basis in any trading account in securities.

     10. Make loans, except through repurchase agreements. (This restriction does not apply to the Fixed-Income Funds, which may lend portfolio securities having an aggregate market value of up to one-third of the total assets of the Fund.)

     11. Purchase or sell foreign currencies. (This restriction does not apply to the International Fund, the Global Equity Fund or the Fixed-Income Funds.)

REPURCHASE AGREEMENTS


     The Small Cap Fund may purchase debt securities maturing in more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Equity Income, Mid-Cap, International, Global Equity, Balanced, and Fixed-Income Funds, as well as the Equity Fund for Insurance Companies, have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


U.S. GOVERNMENT SECURITIES

     U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.


     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.



MUNICIPAL OBLIGATIONS



     The Balanced and Fixed-Income Funds may invest in municipal obligations. The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include states, counties, cities, towns and other governmental units. Revenue bonds, notes and commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multifamily housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.



     Included within the revenue bonds category are participations in municipal lease obligations or installment purchase contracts of municipalities (collectively, "lease obligations"). State and local governments issue lease obligations to acquire equipment leases and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligations may experience difficulty in exercising their rights, including disposition of the property.



     Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisors to determine whether they may be subject to the federal alternative minimum tax.



     Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for the use of the facilities. The viability of a resource recovery project, environmental protections regulations and project operator tax incentives may affect the value and credit quality of these obligations.



     Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.



     A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation has terms which provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.



     Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.



     Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Balanced and Fixed-Income Funds' investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Balanced and Fixed-Income Funds invest to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


CORPORATE DEBT SECURITIES

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES


     The Fixed-Income Funds and the Balanced Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.


     Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

     GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

     Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Advisor determines that the securities meet the Funds' quality standards.

     Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.


     The Fixed-Income Funds and the Balanced Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.


     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

     Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.


     Although SMBs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities. See "Securities and Techniques Used by the Funds-Mortgage-Related Securities" in the Prospectus.


     Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

     Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

ASSET-BACKED SECURITIES


     The Fixed-Income Funds and the Balanced Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.


RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

     The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Advisor will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

DURATION


     In selecting securities for the Fixed-Income Funds and the Balanced Fund, the Advisor makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.


     Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

     Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

     Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

DERIVATIVE INSTRUMENTS

     As indicated in the Prospectus, to the extent consistent with their investment objectives and policies, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The International and the Fixed-Income Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

     Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.


     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.


     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S & P 500; the S & P 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures contracts, options thereon or forward contracts. See "Dividends and Tax Status."

     Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variation in speculative market demand for futures and options on futures, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option on futures position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options
Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability than in the United States of data on which to make trading decisions; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (4) lesser trading volume.

FOREIGN SECURITIES

     The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

     The Fixed-Income Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Advisor will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Funds expect to expand and further broaden the group of emerging markets in which they invest.


     From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Advisor believes that each Fixed-Income Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of these Funds, that invest solely in securities in developed markets. There is no assurance that any Fixed-Income Funds will achieve these results.


     The Fixed-Income Funds may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Funds may invest.

     The Fixed-Income Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Advisor's analysis of credit risk and its consideration of a number of factors, including: (1) prospects for relative economic growth among the different countries in which the Fixed-Income Funds may invest; (2) expected levels of inflation; (3) government policies influencing business conditions; (4) the outlook for currency relationships; and (5) the range of the individual investment opportunities available to international investors. The Advisor's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fixed-Income Funds may invest are not subject to any minimum credit quality standards.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a

Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Advisor will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties. Restrictions imposed by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.



EMU CONVERSION



     For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that will be introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU is scheduled to take effect for the initial EMU participants as of January 1, 1999, and will be implemented over the weekend of January 1, 1999 through January 3, 1999 ("conversion weekend"). Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) will be redenominated in the euro, and, thereafter, will be listed, traded, declare dividends and make other payments only in euros.



     No assurance can be given that EMU will take effect, that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be implemented, will be implemented but not completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon

EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time after the conversion weekend by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Funds' investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversion may be taxable to International and Global Equity Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.



     In addition, computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency immediately after the conversion weekend. Like other investment companies and business organizations, the International and Global Equity Funds could be adversely affected if the computer, accounting, and trading systems used by the Advisor, the Funds' service providers, or other entities with which the Funds or their service providers do business do not properly address this issue prior to January 4, 1999.


RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

     Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Advisor considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

     The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value.

     Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES


     A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the Unites States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainly in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor; and
(2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                                   MANAGEMENT

     The Trustees and officers of the Trust are:


                                                 POSITION
           NAME, ADDRESS & AGE                  WITH TRUST      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
           -------------------              ------------------  --------------------------------------------
Robert L. Burch III (64)..................  Trustee             Managing Partner, A.W. Jones Co.
885 Third Avenue                                                (investments); Chairman, Jonathan Mfg. Corp.
New York, NY 10022                                              (slide manufacturing).
John A. G. Gavin (67).....................  Trustee             Chairman, Gamma Services Corp. (venture
2100 Century Park West                                          capital) (since 1968); Principal, Gavin,
Los Angeles, CA 90067                                           Dailey & Partners (consulting) (since 1993);
                                                                U.S. Ambassador to Mexico (1981-1986);
                                                                Director, Atlantic Richfield Co., Dresser
                                                                Industries, Inc., Pinkertons, International
                                                                Wire Corp. and Kap Resources.
Joe Grills (63)...........................  Trustee             Member of the Committee of Investment of
P.O. Box 98                                                     Employee Benefit Assets of the Financial
Rapidan, VA 22733                                               Executives Institute ("CIEBA") (since 1986);
                                                                Member of CIEBA's Executive Committee since
                                                                1988 and its Chairman (1991-1992); Assistant
                                                                Treasurer of International Business Machines
                                                                Incorporated ("IBM") and Chief Investment
                                                                Officer of the IBM Retirement Funds
                                                                (1986-1993); Member of the Investment
                                                                Advisory Committees: State of New York
                                                                Common Retirement Fund, Howard Hughes
                                                                Medical Institute and Virginia Retirement
                                                                System; Director and Vice Chairman of the
                                                                Board of Duke Management Company; Director
                                                                of KIMCO Realty Corp. and LaSalle Street
                                                                Fund; Trustee or Director of a number of
                                                                investment companies for which Merrill Lynch
                                                                Asset Management is the advisor.
John F. Hotchkis* (67)....................  Trustee             Chairman and Portfolio Manager of the
800 West 6th Street                                             Advisor.
Los Angeles, CA 90017
Robert B. Hutchinson (78).................  Trustee             Former Chairman (1987-88) and Director
2525 Montevista Place West                                      (1976-88), Prudential Bank (savings bank);
Seattle, WA 98198                                               Former director and Senior Vice President,
                                                                Finance and Secretary, Simpson Investment
                                                                Co. (holding company for a wood products
                                                                company, pulp and paper company and a PVC
                                                                products company); Former director,
                                                                Enterprises International, Inc. (industrial
                                                                strapping material manufacturer); Former
                                                                member of the Advisory Committee of
                                                                Washington State Investment Board.

                                                 POSITION
           NAME, ADDRESS & AGE                  WITH TRUST      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
           -------------------              ------------------  --------------------------------------------
Michael L. Quinn* (52)....................  Trustee             Chief Executive Officer of the Advisor
Merrill Lynch Capital                                           (since November 1996); Head of Merrill Lynch
Management Group                                                Capital Management Group (since 1995);
800 Scudders Mill Road                                          co-head of the Equity Division of Merrill
Plainsboro, NJ 08536                                            Lynch, Pierce, Fenner & Smith Inc. (1991-
                                                                1995); Trustee, Valley Hospital and the
                                                                University of Denver. University of Denver
Merle T. Welshans (80)....................  Trustee             Adjunct Professor of Finance, Washington
14360 Ladue Road                                                University; Chairperson of Investment
Chesterfield, MO 63017                                          Committee of the Missouri United Methodist
                                                                Foundation; Retired, Financial Vice
                                                                President, Union Electric Company of
                                                                Missouri.
Richard R. West (60)......................  Trustee             Dean Emeritus of New York University's
Box 604                                                         Leonard R. Stern School of Business (since
Genoa, NV 89411                                                 1993); formerly Dean (1984-1993) and
                                                                Professor of Finance (1984-1995), New York
                                                                University's Leonard R. Stern School of
                                                                Business; Director, Vornado Realty Trust,
                                                                Inc., Alexander's Inc., and Bowne & Co.,
                                                                Inc.; Trustee or Director of a number of
                                                                investment companies for which Merrill Lynch
                                                                Asset Management is the advisor.
Nancy D. Celick (47)......................  President and       Chief Administrative Officer and Director of
800 West 6th Street                         Principal           the Advisor; Chief Financial Officer of the
Los Angeles, CA 90017                       Executive Officer   Advisor (1993-1998); Chief Financial Officer
                                                                of Kennedy-Wilson, Inc. (auction marketing
                                                                services) (1992-1993); Chief Financial of
                                                                Officer of First National Corporation (bank
                                                                holding company) (1984-1992).
Roger DeBard, PhD (56)....................  Executive Vice      Managing Director of the Advisor (since
800 West 6th Street                         President           1995); Partner of the Advisor (1994-1995);
Los Angeles, CA 90017                                           Principal of the Advisor (1992-1994);
                                                                Portfolio Manager of the Advisor (1985-
                                                                1992).
Mark D. Cone (30).........................  Vice President      Vice President of the Advisor; Retail
800 West 6th Street                                             Account Manager, Neuberger & Berman
Los Angeles, CA 90017                                           (1991-1994).
Gracie Fermelia (36)......................  Secretary,          Vice President of the Advisor; Senior
800 West 6th Street                         Treasurer, and      Manager, Price Waterhouse (1985-1994).
Los Angeles, CA 90017                       Principal
                                            Financial and
                                            Accounting Officer


---------------
* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Advisor.


     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets forth the aggregate compensation paid to the Trustees during the Trust's fiscal year ended June 30, 1998 and the aggregate compensation paid to the Trustees for service on the Trust's

Board and that of any other fund for which the Advisor serves as investment advisor or has an investment advisor that is an affiliated person of the Advisor ("Fund Complex") for the year ended December 31, 1997.



                                                                      TOTAL 1997
                                                                     COMPENSATION
                                                                      FROM TRUST
                                                                       AND FUND
                                                      AGGREGATE        COMPLEX
                                                     COMPENSATION        PAID
                 NAME AND POSITION                    FROM TRUST     TO TRUSTEES*
                 -----------------                   ------------    ------------
Robert L. Burch III................................    $ 9,000         $ 10,500
Trustee
John A. G. Gavin...................................    $10,500         $  9,000
Trustee
Joe Grills.........................................    $12,000         $171,500
Trustee
John F. Hotchkis...................................    $   -0-         $    -0-
Trustee
Robert B. Hutchinson...............................    $ 9,000         $  9,000
Trustee
Michael L. Quinn...................................    $   -0-         $    -0-
Trustee
Merle T. Welshans..................................    $12,000         $ 12,000
Trustee
Richard R. West....................................    $12,000         $299,000
Trustee


---------------

* The compensation from the Fund Complex includes service on the boards of investment companies advised by Merrill Lynch Asset Management, LP and its advisory affiliates (Mr. Grills serves 22 registered investment companies representing 55 portfolios and Mr. West serves 54 registered investment companies representing 79 portfolios).


     For information as to ownership of shares by officers and Trustees of the Trust, see below under "General Information About the Trust."

THE ADVISOR


     The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., located at 800 West 6th Street, Fifth Floor, Los Angeles, California 90017.



     Each Fund, except for the Equity Fund for Insurance Companies and the Fixed-Income Funds, pays the Advisor for the services performed a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Equity Fund for Insurance Companies pays the Advisor a fee at the annual rate of 0.60% on the first $10,000,000 of its average daily net assets and 0.50% of average daily net assets in excess of $10,000,000. The Total Return Bond Fund pays the Advisor a fee at the annual rate of 0.55% of its average daily net assets, although prior to October 31, 1995, the Total Return Bond Fund paid the Advisor a fee at the annual rate of 0.70% of its average daily net assets. The Low Duration Fund pays the Advisor a fee at the annual rate of 0.46% of its average daily net assets. Prior to October 31, 1995, the Low Duration Fund paid the Advisor at the same annual rate as the Short-Term Investment Fund. The Short-Term Investment Fund pays a fee at the annual rate of 0.40% of the Fund's average daily net assets under $100,000,000, 0.35% of the Fund's average daily net assets from $100,000,000 through $249,999,999, 0.30% of the Fund's average daily net assets from $250,000,000 through $499,999,999, and 0.25% of the Fund's average daily net assets over $500,000,000.



     In addition, the Advisor has voluntarily agreed to limit the regular annual operating expenses of the Equity Income Fund, Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund, and Balanced Fund to 1.00% of each Fund's average net assets. Additionally, the Advisor has agreed to limit the regular annual operating expenses of the Total Return Bond Fund to 0.65%, the Low Duration Fund to 0.58%, and the Short-Term Investment Fund to 0.48% of the Fund's average net assets. There is no such limitation on the annual expenses of the Equity Fund for Insurance Companies.


     As a result of its agreement to limit Fund expenses, for the year ended June 30, 1998, the Advisor waived a portion of its fee with respect to the Mid-Cap Fund, Global Equity Fund, Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund in the amounts of $92,525, $111,644, $86,499, $144,309, and $105,600, respectively. For the year ended June 30, 1998, the Equity Income Fund, Small Cap Fund, International Fund, Balanced Fund, Total Return Bond Fund, and Low Duration Fund paid $1,424,185, $491,489, $8,732,479, $761,196, $39,539, and $773,803, respectively, to the Advisor. The Mid-Cap Fund, Global Equity Fund, and Short-Term Investment Fund paid no advisory fees and were reimbursed $52,325, $67,175, and $11,030, respectively, by the Advisor for the year ended June 30, 1998.



     As a result of its agreement to limit Fund expenses, the Advisor waived a portion of its fee for the year ended June 30, 1997, with respect to the Small Cap Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $54,357, $391,595, $83,124, $134,885, and $88,511, respectively, and for the period from commencement of operations on January 2, 1997 through June 30, 1997, with respect to the Mid-Cap Fund and Global Equity Fund in the amounts of $48,881 and $45,349, respectively. For the year ended June 30, 1997, the Equity Income Fund, Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund paid $1,411,861, $82,914, $562,261, $3,694,456, $70,395 and $662,940,
respectively, to the Advisor. For the year ended June 30, 1997, the Short-Term Investment Fund paid no advisory fee and was reimbursed $15,943 and for the period from January 2, 1997 through June 30, 1997, the Mid-Cap Fund and Global Equity Fund paid no advisory fees and were reimbursed $43,832 and $35,429, respectively, by the Advisor.



     As a result of its agreement to limit Fund expenses, for the year ended June 30, 1996, the Advisor waived a portion of its fee with respect to the Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $44,825, $31,555, $169,480, $84,461, $29,763 and $69,867, respectively. For the year ended June 30, 1996, the Equity Fund, Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund paid $1,238,052, $114,521, $345,917, $939,065, $80,247, $676,352, and $1,164,
respectively, to the Advisor.



     For the fiscal years ended June 30, 1998, 1997 and 1996, the Equity Fund for Insurance Companies paid $196,908, $147,584, and $67,516, respectively, to the Advisor. The Advisor pays all of the regular annual operating expenses, except for the advisory fees, of the Equity Fund for Insurance Companies.


     Each of the ten Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Advisor acts as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.


     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     The International Fund and the Global Equity Fund anticipate that their brokerage transactions involving securities of companies headquartered in countries other than the U.S. will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the U.S.

     The increase in portfolio turnover from fiscal 1996 to fiscal 1997 for the Fixed-Income Funds was attributable to increases in portfolio transactions to satisfy the Funds' liquidity needs.

     During the three most recent fiscal years of the Trust, the following brokerage commissions were paid by the Funds:


                       FUND                         ENDED 6/30/98    ENDED 6/30/97    ENDED 6/30/96
                       ----                         -------------    -------------    -------------
Equity Income.....................................   $  110,157       $  230,762**      $152,950
Mid-Cap...........................................   $   11,847       $    1,984*             --
Small Cap.........................................   $  195,891**     $   31,024        $ 45,342
International.....................................   $2,249,821**     $1,506,506**      $905,601
Global Equity.....................................   $   22,157       $   11,449*             --
Balanced..........................................   $   23,692       $   25,414        $ 28,215
Low Duration......................................   $      -0-       $      -0-        $    -0-
Total Return Bond.................................   $      -0-       $      -0-        $    -0-
Short-Term Investment.............................   $      -0-       $      -0-        $    -0-
Equity Fund for Insurance Companies...............   $   16,115       $   14,527        $ 24,542


---------------
 * Period from commencement of operations on January 2, 1997 through June 30, 1997.


** The increase in commissions paid by the Funds is due to significant increases in those Funds' assets, resulting in an increase in investment purchases from the previous year.

     Commissions paid to affiliated broker-dealers for the fiscal year ended June 30, 1998 by the Equity Income, Global Equity and International Funds were $12,468, $414 and $302,055, respectively.


                                NET ASSET VALUE

     As indicated in each Prospectus, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open for trading. That Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.


     Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked prices in the over-the-counter market.


     Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                     ISSUANCE OF FUND SHARES FOR SECURITIES



     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.



                            DIVIDENDS AND TAX STATUS



     Each Fund has qualified as a regulated investment company. Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year.


     A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. The Funds also intend to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

     In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.

     Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

     Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

                            PERFORMANCE INFORMATION

     Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                               P(1 + T)(n) = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     Average annual total returns for the periods ended June 30, 1998 are as follows:



                                        ONE     FIVE      TEN       SINCE
                                       YEAR     YEARS    YEARS    INCEPTION
                                       -----    -----    -----    ---------
Equity Income Fund...................  22.6%    18.3%    14.9%      13.1%      (Since 6/24/87)
Mid Cap Fund.........................  15.0%       --       --      22.0%      (Since 1/2/97)
Small Cap Fund.......................  22.2%    16.6%    14.5%      14.5%      (Since 9/20/85)
Global Equity Fund...................   7.6%       --       --      13.5%      (Since 1/2/97)
International Fund...................   7.8%    15.1%       --      14.3%      (Since 12/1/90)
Balanced Fund........................  13.3%    12.7%    12.2%      12.4%      (Since 8/13/85)
Total Return Bond Fund...............  11.0%       --       --      11.4%      (Since 12/6/94)
Low Duration Fund....................   7.2%     8.3%       --       8.2%      (Since 5/18/93)
Short-Term Investment Fund...........   6.4%     6.5%       --       6.4%      (Since 5/18/93)
Equity Fund for Insurance
  Companies..........................  23.7%    19.0%       --      18.4%      (Since 1/29/93)


     Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                        YIELD  =  2 [(a - b + 1)(6) - 1]
                                      -----
                                       cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by

(1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.


     The 30-day yields for the Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund for the period ended June 30, 1998 were 6.4%, 6.3%, and 6.0%, respectively.


     Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                      GENERAL INFORMATION ABOUT THE TRUST

     The Trustees changed the name of the Trust to Hotchkis and Wiley Funds effective October 7, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create classes of shares. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities; each of such series has or will have a designation including the word "Series." Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

     Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees or by the approval of the holders of a majority of the Trust's outstanding shares, as defined in the 1940 Act. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


     The Trust's custodian, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, is responsible for holding the Funds' assets and acts as the Trust's accounting services agent. The Chase Manhattan Bank, N.A., through its global custody network, provides custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants, PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Equity Income Fund:



     McDonalds Charities Investment Program, P.O. Box 9242, Boston, MA 02209-9242 -- 12.38%



     Northern States Power Company, P.O. Box 64482, St. Paul, MN
55164-0482 -- 9.25%



     Sun Health, P.O. Box 9800, Calabasas, CA 91372-0800 -- 5.79%



     Bernsen Foundation, 15 W. 6th Street, Suite 1308, Tulsa, OK
74119-5407 -- 5.38%



     Lykes, 648 Grassmere Park, Nashville, TN 37211-3658 -- 5.29%



     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Equity Income Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 14.37%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned less than 1.00% of the Equity Income Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120, owned of record, and to the knowledge of the Trust, beneficially 35.14% of the Mid-Cap Fund's outstanding shares and may be deemed a controlling person of that Fund.



     As of July 31, 1998, the following persons owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Mid-Cap Fund:



     Elizabeth Janeway Foundation, P.O. Box 60078, Los Angeles, CA 90060-0078 -- 8.43%



     John F. Hotchkis, 800 West 6th Street, Floor 5, Los Angeles, CA 90017-2704 -- 7.55%

     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Mid-Cap
Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 6.62%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 7.77% of the Mid-Cap Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Small Cap Fund:



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 16.36%



     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Small Cap
Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 35.71%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 3.59% of the Small Cap Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the International Fund:



     Merrill Lynch Retirement Plans, 4800 Dear Lake Drive, E Floor 3, Jacksonville, FL 32246-6484 -- 8.72%



     As of July 31, 1998, the following shareholders owned of record, but not beneficially, more than five percent of the outstanding shares of the International Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 32.32%



     Smith Barney Inc., 333 W 34th Street, Floor 7, New York, NY
10001-2402 -- 11.39%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 10.52% of the International Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, John F. Hotchkis, 800 West 6th Street, Floor 5, Los Angeles, CA 90017-2704, owned of record, and to the knowledge of the Trust, beneficially 32.67% of the Global Equity Fund outstanding shares and may be deemed a controlling person of that Fund.



     As of July 31, 1998, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Global Equity Fund:



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 25.89%



     Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., 800 West Sixth Street, Fifth Floor, Los Angeles, CA 90017 -- 8.28%

MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 36.12% of the Global Equity Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, Mac & Co., 1 Cabot Road, Medford, MA 02155-5141, owned of record, and to the knowledge of the Trust, beneficially 27.48% of the Balanced Fund's outstanding shares and may be deemed to be a controlling person of that Fund.



     As of July 31, 1998, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Balanced Fund:



     Gibson Greetings, P.O. Box 94870, Cleveland, OH 44101 -- 5.73%



     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Balanced
Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 39.66%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned less than 1.00% of the Balanced Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Total Return Bond Fund:



     Golden Books Retirement Plan, 10101 Science Drive, Sturtevant, WI 53177-1757 -- 16.44%



     YMCA of Metropolitan Los Angeles, P.O. Box 1066, Wall Street Station, New York, NY 10286 -- 13.05%



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 7.11%



     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Total Return Bond Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 32.55%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 4.62% of the Total Return Bond Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Low Duration Fund:



     Clayton Foundation, One Riverway, Suite 1440, Houston, TX 77056 -- 5.04%



     As of July 31, 1998, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Low Duration Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 43.66%



MANAGEMENT:



     As of July 31, 1998, the Trust's officers and Trustees as a group owned 2.84% of the Low Duration Fund's outstanding shares.

--------------------------------------------------------------------------------


PRINCIPAL HOLDERS:



     As of July 31, 1998, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Short-Term Investment Fund:



     United Airlines Group Investment Trust, P.O. Box 92956, Chicago, IL 60675-295-6 -- 21.89%



     Hotchkis and Wiley, 800 West Sixth Street, Floor 5, Los Angeles, CA 90017-2704 -- 10.80%



     Mercantile Stores Company Pension Plan, 111 Wall Street, Floor 1, New York, NY 10043-1000 -- 6.60%



     KOOP Enterprises LP, 1052 Ski Park Court, Rio Linda, CA 95673-5003 -- 6.36%

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 99.2%              Shares       Value
----------------------------------------------------------
AEROSPACE -- 4.0%
 ..........................................................
Lockheed Martin Corporation          12,000   $  1,270,500
 ..........................................................
Northrop Grumman Corporation         40,729      4,200,178
 ..........................................................
Rockwell International
  Corporation                        32,721      1,572,653
 ..................... .....................    -----------
                                                 7,043,331
----------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 ..........................................................
Russell Corporation                  46,000      1,388,625
----------------------------------------------------------
AUTO PARTS -- 1.7%
 ..........................................................
Dana Corporation                     50,000      2,675,000
 ..........................................................
Meritor Automotive, Inc.             10,874        260,976
 ..................... .....................    -----------
                                                 2,935,976
----------------------------------------------------------
AUTOS & TRUCKS -- 6.9%
 ..........................................................
Ford Motor Company                  106,000      6,254,000
 ..........................................................
General Motors Corporation           88,000      5,879,500
 ..................... .....................    -----------
                                                12,133,500
----------------------------------------------------------
BANKS -- 6.6%
 ..........................................................
Banc One Corporation                 16,000        893,000
 ..........................................................
First Chicago NBD Corporation        44,468      3,940,977
 ..........................................................
First Union Corporation              31,000      1,805,750
 ..........................................................
Fleet Financial Group, Inc.          31,000      2,588,500
 ..........................................................
KeyCorp                              68,000      2,422,500
 ..................... .....................    -----------
                                                11,650,727
----------------------------------------------------------
BEVERAGES -- 0.4%
 ..........................................................
Anheuser-Busch Companies, Inc.       16,500        778,594
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.4%
 ..........................................................
Georgia-Pacific (Timber Group)       50,710      1,169,499
 ..........................................................
Weyerhaeuser Company                 64,000      2,956,000
 ..................... .....................    -----------
                                                 4,125,499
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
CHEMICALS -- 2.8%
 ..........................................................
The Dow Chemical Company             32,700   $  3,161,681
 ..........................................................
Eastman Chemical Company             28,000      1,743,000
 ..................... .....................    -----------
                                                 4,904,681
----------------------------------------------------------
CONGLOMERATES -- 1.8%
 ..........................................................
Tenneco, Inc.                        83,000      3,159,188
----------------------------------------------------------
CONSUMER PRODUCTS -- 1.0%
 ..........................................................
Tupperware Corporation               64,000      1,800,000
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.1%
 ..........................................................
Harsco Corporation                   40,195      1,841,433
----------------------------------------------------------
FINANCIAL SERVICES -- 4.3%
 ..........................................................
Associates First Capital
  Corporation - Class A              29,000      2,229,375
 ..........................................................
Beneficial Corporation               17,000      2,604,188
 ..........................................................
Household International, Inc.        19,500        970,125
 ..........................................................
Transamerica Corporation             15,500      1,784,437
 ..................... .....................    -----------
                                                 7,588,125
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.4%
 ..........................................................
Whirlpool Corporation                62,000      4,262,500
----------------------------------------------------------
INSURANCE -- 6.2%
 ..........................................................
American General Corporation         44,000      3,132,250
 ..........................................................
Lincoln National Corporation         23,000      2,101,625
 ..........................................................
Safeco Corporation                   57,900      2,627,212
 ..........................................................
St. Paul Companies, Inc.             42,000      1,766,625
 ..........................................................
TIG Holdings, Inc.                   56,133      1,291,059
 ..................... .....................    -----------
                                                10,918,771
----------------------------------------------------------
LEISURE/TOYS -- 1.1%
 ..........................................................
Fortune Brands, Inc.                 48,200      1,852,687
----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V.                    143,300      2,812,263
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
METALS & MINING -- 3.3%
 ..........................................................
Aluminum Company of America          38,000   $  2,505,625
 ..........................................................
Phelps Dodge Corporation             14,300        817,781
 ..........................................................
Reynolds Metals Company              44,000      2,461,250
 ..................... .....................    -----------
                                                 5,784,656
----------------------------------------------------------
NATURAL GAS -- 1.0%
 ..........................................................
Eastern Enterprises                  39,000      1,672,125
----------------------------------------------------------
OIL -- DOMESTIC -- 8.4%
 ..........................................................
Atlantic Richfield Company           38,457      3,004,453
 ..........................................................
Occidental Petroleum Corporation    157,000      4,239,000
 ..........................................................
Phillips Petroleum Company           84,500      4,071,844
 ..........................................................
USX-Marathon Group, Inc.             52,000      1,784,250
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        50,000      1,578,125
 ..................... .....................    -----------
                                                14,677,672
----------------------------------------------------------
PAPER -- 2.7%
 ..........................................................
Georgia-Pacific Group                20,493      1,207,806
 ..........................................................
International Paper Company          47,500      2,042,500
 ..........................................................
Union Camp Corporation               29,000      1,439,125
 ..................... .....................    -----------
                                                 4,689,431
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.6%
 ..........................................................
Eastman Kodak Company                38,800      2,834,825
----------------------------------------------------------
POLLUTION CONTROL -- 2.7%
 ..........................................................
Browning-Ferris Industries, Inc.     47,000      1,633,250
 ..........................................................
Waste Management, Inc.               87,000      3,045,000
 ..................... .....................    -----------
                                                 4,678,250
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
RAILROADS -- 1.9%
 ..........................................................
CSX Corporation                      15,000   $    682,500
 ..........................................................
Norfolk Southern Corporation         86,000      2,563,875
 ..................... .....................    -----------
                                                 3,246,375
----------------------------------------------------------
RETAIL -- 4.6%
 ..........................................................
Intimate Brands, Inc.                46,500      1,281,656
 ..........................................................
J.C. Penney Company, Inc.            35,000      2,530,937
 ..........................................................
May Department Stores Company        32,500      2,128,750
 ..........................................................
Sears, Roebuck & Company             34,400      2,100,550
 ..................... .....................    -----------
                                                 8,041,893
----------------------------------------------------------
SAVINGS & LOANS -- 4.2%
 ..........................................................
Fannie Mae                           55,000      3,341,250
 ..........................................................
H.F. Ahmanson & Company              56,200      3,990,200
 ..................... .....................    -----------
                                                 7,331,450
----------------------------------------------------------
STEEL -- 2.3%
 ..........................................................
Allegheny Teledyne, Inc.             56,000      1,281,000
 ..........................................................
USX-U.S. Steel Group, Inc.           85,000      2,805,000
 ..................... .....................    -----------
                                                 4,086,000
----------------------------------------------------------
TOBACCO -- 3.9%
 ..........................................................
Philip Morris Companies, Inc.       151,825      5,978,109
 ..........................................................
UST, Inc.                            30,000        810,000
 ..................... .....................    -----------
                                                 6,788,109
----------------------------------------------------------
TRUCKING -- 0.8%
 ..........................................................
Ryder System, Inc.                   43,000      1,357,188
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 11.1%
 ..........................................................
CMS Energy Corporation               72,000   $  3,168,000
 ..........................................................
Central & South West Corporation     75,000      2,015,625
 ..........................................................
DTE Energy Company                   48,000      1,938,000
 ..........................................................
Entergy Corporation                  33,800        971,750
 ..........................................................
GPU, Inc.                            25,000        945,313
 ..........................................................
Illinova Corporation                120,000      3,600,000
 ..........................................................
PacifiCorp                           48,121      1,088,738
 ..........................................................
PECO Energy Company                  19,168        559,466
 ..........................................................
PP&L Resources, Inc.                 60,000      1,361,250
 ..........................................................
Public Service Enterprises Group,
  Inc.                               59,000      2,031,813
 ..........................................................
SCANA Corporation                    62,000      1,848,375
 ..................... .....................    -----------
                                                19,528,330
----------------------------------------------------------
UTILITY -- TELEPHONE -- 5.6%
 ..........................................................
AT&T Corporation                     74,700      4,267,238
 ..........................................................
ALLTEL Corporation                   68,000      3,162,000
 ..........................................................
Bell Atlantic Corporation            54,000      2,463,750
 ..................... .....................    -----------
                                                 9,892,988
----------------------------------------------------------
Total common stocks
  (cost $129,676,443)                          173,805,192
----------------------------------------------------------

VARIABLE RATE                      Principal
DEMAND NOTES * -- 0.4%              Amount         Value
------------------------------------------------------------
General Mills, Inc., 5.2651%       $230,978     $    230,978
 ............................................................
Pitney Bowes, Inc., 5.2651%         596,679          596,679
 ..................... ......................     -----------
Total variable rate demand notes                     827,657
  (cost $827,657)
------------------------------------------------------------
Total investments -- 99.6%
  (cost $130,504,100)                            174,632,849
 ............................................................
Other assets in excess of
  liabilities -- 0.4%                                621,736
 ..................... ......................     -----------
Total net assets -- 100.0%                      $175,254,585
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

COMMON STOCKS -- 93.7%                Shares       Value
-----------------------------------------------------------
AEROSPACE -- 1.9%
 ...........................................................
Northrop Grumman Corporation            1,400   $   144,375
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.9%
 ...........................................................
Coats Viyella PLC ADR                  24,600        91,118
 ...........................................................
Russell Corporation                     6,700       202,256
 ...................... ......................    ----------
                                                    293,374
-----------------------------------------------------------
AUTO PARTS -- 6.1%
 ...........................................................
Dana Corporation                        1,800        96,300
 ...........................................................
Echlin, Inc.                            1,800        88,312
 ...........................................................
ITT Industries, Inc.                    3,500       130,812
 ...........................................................
Lear Corporation #                      2,800       143,675
 ...................... ......................    ----------
                                                    459,099
-----------------------------------------------------------
BANKS -- 7.2%
 ...........................................................
Compass Bancshares, Inc.                1,150        51,894
 ...........................................................
Colonial BancGroup, Inc.                2,000        64,500
 ...........................................................
First Midwest Bancorp, Inc.             2,000        87,937
 ...........................................................
Union Planters Corporation              1,600        94,100
 ...........................................................
UnionBanCal Corporation                 2,500       241,250
 ...................... ......................    ----------
                                                    539,681
-----------------------------------------------------------
BEVERAGES -- 1.7%
 ...........................................................
Pernod Ricard SA ADR                    7,200       124,743
-----------------------------------------------------------
CHEMICALS -- 3.9%
 ...........................................................
DSM N.V. ADR                            3,500        89,813
 ...........................................................
Eastman Chemical Company                2,000       124,500
 ...........................................................
Lyondell Petrochemical Company          2,500        76,094
 ...................... ......................    ----------
                                                    290,407
-----------------------------------------------------------
COMMUNICATION EQUIPMENT MANUFACTURERS -- 0.6%
 ...........................................................
Princeton Video Image, Inc. #          10,200        47,175
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.4%
 ...........................................................
Groupe AB SA ADR #                     18,300       102,937
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
COMPUTERS -- 2.2%
 ...........................................................
Komag, Inc. #                           5,600   $    29,925
 ...........................................................
Quantum Corporation #                   6,500       134,875
 ...................... ......................    ----------
                                                    164,800
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 2.2%
 ...........................................................
Vanstar Corporation #                  11,400       166,013
-----------------------------------------------------------
CONSUMER NON-DURABLES -- MISCELLANEOUS -- 0.2%
 ...........................................................
The Dial Corporation                      600        15,562
-----------------------------------------------------------
CONSUMER PRODUCTS -- 1.9%
 ...........................................................
Tupperware Corporation                  5,200       146,250
-----------------------------------------------------------
CONTAINERS -- 2.7%
 ...........................................................
Crown Cork & Seal Company, Inc.         4,300       204,250
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 1.7%
 ...........................................................
UCAR International, Inc. #              4,500       131,344
-----------------------------------------------------------
ELECTRONICS -- 2.8%
 ...........................................................
Avnet, Inc.                             2,000       109,375
 ...........................................................
Silicon Valley Group, Inc. #            6,400       102,800
 ...................... ......................    ----------
                                                    212,175
-----------------------------------------------------------
FOODS -- 1.2%
 ...........................................................
Dean Foods Company                      1,700        93,394
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.1%
 ...........................................................
Bergen Brunswig Corporation - Class
  A                                     1,800        83,475
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 1.3%
 ...........................................................
Foundation Health Systems, Inc. -
  Class A #                             3,700        97,587
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.3%
 ...........................................................
Whirlpool Corporation                   2,500       171,875
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
INSURANCE -- 3.6%
 ...........................................................
Harleysville Group, Inc.                3,400   $    70,550
 ...........................................................
IPC Holdings Limited                    3,000        90,938
 ...........................................................
Ohio Casualty Corporation               1,200        53,100
 ...........................................................
St. Paul Companies, Inc.                1,400        58,888
 ...................... ......................    ----------
                                                    273,476
-----------------------------------------------------------
MACHINERY -- 3.2%
 ...........................................................
EVI Weatherford, Inc. #                 3,230       119,914
 ...........................................................
New Holland N.V.                        6,100       119,713
 ...................... ......................    ----------
                                                    239,627
-----------------------------------------------------------
METALS & MINING -- 1.5%
 ...........................................................
Reynolds Metals Company                 2,000       111,875
-----------------------------------------------------------
MISCELLANEOUS -- 3.3%
 ...........................................................
American Coin Merchandising, Inc. #     9,800       193,550
 ...........................................................
Zapata Corporation                      5,300        52,338
 ...................... ......................    ----------
                                                    245,888
-----------------------------------------------------------
NATURAL GAS -- 1.0%
 ...........................................................
Equitable Resources, Inc.               1,400        42,700
 ...........................................................
MCN Energy Group, Inc.                  1,300        32,337
 ...................... ......................    ----------
                                                     75,037
-----------------------------------------------------------
OIL -- DOMESTIC -- 4.7%
 ...........................................................
Murphy Oil Corporation                  2,600       131,787
 ...........................................................
Phillips Petroleum Company              2,000        96,375
 ...........................................................
Valero Energy Corporation               3,800       126,350
 ...................... ......................    ----------
                                                    354,512
-----------------------------------------------------------
OIL & GAS DRILLING -- 3.4%
 ...........................................................
Diamond Offshore Drilling, Inc.         1,500        60,000
 ...........................................................
Nuevo Energy Corporation #              3,000        96,375
 ...........................................................
Pioneer Natural Resources Company       4,300       102,663
 ...................... ......................    ----------
                                                    259,038
-----------------------------------------------------------
OIL & GAS SERVICES -- 2.4%
 ...........................................................
Tidewater, Inc.                         5,500       181,500
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
OIL WELL SERVICES -- 0.2%
 ...........................................................
Bayard Drilling Technologies, Inc.
  #                                     1,000   $     8,125
 ...........................................................
TransCoastal Marine Services, Inc.
  #                                     1,800        10,856
 ...................... ......................    ----------
                                                     18,981
-----------------------------------------------------------
PAPER -- 2.7%
 ...........................................................
Chesapeake Corporation                  2,800       109,025
 ...........................................................
Consolidated Papers, Inc.               3,400        92,650
 ...................... ......................    ----------
                                                    201,675
-----------------------------------------------------------
POLLUTION CONTROL -- 1.0%
 ...........................................................
Waste Management International PLC
  #                                     7,100        77,213
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.9%
 ...........................................................
Olsten Corporation                      6,200        69,362
-----------------------------------------------------------
PUBLISHING -- 0.1%
 ...........................................................
Playboy Enterprises, Inc. - Class A
  #                                       500         8,187
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
 ...........................................................
Redwood Trust, Inc.                     4,400        77,275
-----------------------------------------------------------
RETAIL -- 1.1%
 ...........................................................
Family Dollar Stores, Inc.              4,300        79,550
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ...........................................................
AutoZone, Inc. #                        2,000        63,875
-----------------------------------------------------------
SAVINGS & LOANS -- 2.2%
 ...........................................................
Charter One Financial, Inc.             2,500        84,219
 ...........................................................
Washington Federal, Inc.                3,003        82,958
 ...................... ......................    ----------
                                                    167,177
-----------------------------------------------------------
STEEL -- 3.3%
 ...........................................................
AK Steel Holding Corporation            7,200       128,700
 ...........................................................
USX-U.S. Steel Group, Inc.              3,600       118,800
 ...................... ......................    ----------
                                                    247,500
-----------------------------------------------------------
TOBACCO -- 3.9%
 ...........................................................
RJR Nabisco Holdings Corp.              9,000       213,750
 ...........................................................
Universal Corporation/VA                2,200        82,225
 ...................... ......................    ----------
                                                    295,975
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 0.7%
 ...........................................................
ASA Holdings, Inc.                      1,000   $    49,625
-----------------------------------------------------------
TRUCKING -- 0.8%
 ...........................................................
Ryder System, Inc.                      1,800        56,813
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 5.6%
 ...........................................................
GPU, Inc.                               4,000       151,250
 ...........................................................
Montana Power Company                   1,600        55,600
 ...........................................................
PacifiCorp                              4,900       110,863
 ...........................................................
PP&L Resources, Inc.                    4,700       106,631
 ...................... ......................    ----------
                                                    424,344
-----------------------------------------------------------
Total common stocks
  (cost $7,428,386)                               7,067,021
-----------------------------------------------------------
VARIABLE RATE
DEMAND NOTES*                        Principal
-- 6.8%                               Amount
-----------------------------------------------------------
General Mills, Inc., 5.2651%         $200,000       200,000
 ...........................................................
Pitney Bowes, Inc., 5.2651%           200,000       200,000
 ...........................................................
Warner-Lambert Co., 5.2660%           111,047       111,047
 .............................................    ----------
Total variable rate demand notes                    511,047
  (cost $511,047)
-----------------------------------------------------------
Total investments -- 100.5%
  (cost $7,939,433)                               7,578,068
 ...........................................................
Liabilities in excess of other
  assets -- (0.5)%                                  (38,888)
 ...................... ......................    ----------
Total net assets -- 100.0%                      $ 7,539,180
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

ADR -- American Depository Receipts.

# -- Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCKS-- 96.1%           Shares         Value
------------------------------------------------------------
AEROSPACE -- 3.8%
 ............................................................
AVTEAM, Inc. #                        337,700    $ 3,630,275
------------------------------------------------------------
AUTO PARTS -- 3.5%
 ............................................................
Stoneridge, Inc. #                    157,600      2,876,200
 ............................................................
Titan International, Inc.              26,500        450,500
 ...................... ......................     ----------
                                                   3,326,700
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 2.2%
 ............................................................
Hussman International, Inc.           110,800      2,056,725
------------------------------------------------------------
BANK & BANK HOLDING COMPANIES -- 2.0%
 ............................................................
Banknorth Group, Inc.                   9,200        340,400
 ............................................................
First Midwest Bancorp Inc.             19,700        866,184
 ............................................................
Hubco, Inc.                            18,000        644,625
 ...................... ......................     ----------
                                                   1,851,209
------------------------------------------------------------
CHEMICALS -- 3.2%
 ............................................................
The Carbide/Graphite Group, Inc.
  #                                   110,600      3,076,063
------------------------------------------------------------
COMMERCIAL SERVICES -- 2.3%
 ............................................................
FirstService Corporation #            173,100      2,207,025
------------------------------------------------------------
COMMUNICATION EQUIPMENT/MANUFACTURERS -- 0.4%
 ............................................................
Princeton Video Image, Inc.#           73,800        341,325
------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 2.0%
 ............................................................
Groupe AB SA ADR #                    338,900      1,906,312
------------------------------------------------------------
COMPUTERS -- 1.6%
 ............................................................
Hutchinson Technology, Inc. #          19,500        531,375
 ............................................................
MICROS Systems, Inc. #                 29,300        969,647
 ...................... ......................     ----------
                                                   1,501,022
------------------------------------------------------------
COMPUTER SYSTEMS -- 4.0%
 ............................................................
Radisys Corporation #                 174,600      3,753,900
------------------------------------------------------------
ELECTRONICS -- 2.1%
 ............................................................
Hadco Corporation #                    41,900        976,794
 ............................................................
Silicon Valley Group, Inc. #           60,900        978,206
 ...................... ......................     ----------
                                                   1,955,000
------------------------------------------------------------

                                     Shares         Value
------------------------------------------------------------
ENTERTAINMENT -- 2.1%
 ............................................................
Alliance Communications
  Corporation Class B #               116,000    $ 2,001,000
------------------------------------------------------------
FINANCE -- MISCELLANEOUS -- 3.2%
 ............................................................
Executive Risk, Inc.                   41,700      3,075,375
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.4%
 ............................................................
J & J Snack Foods Corporation #       154,300      3,221,012
------------------------------------------------------------
HEALTHCARE -- MISCELLANEOUS -- 5.0%
 ............................................................
HealthPlan Services Corporation       273,400      4,784,500
------------------------------------------------------------
INSURANCE -- 10.4%
 ............................................................
ESG Re Limited                        284,200      6,145,825
 ............................................................
FPIC Insurance Group, Inc. #           36,100      1,213,862
 ............................................................
Stirling Cooke Brown Holdings
  Limited                              88,900      2,500,313
 ...................... ......................     ----------
                                                   9,860,000
------------------------------------------------------------
MACHINERY -- 4.8%
 ............................................................
Denison International PLC ADR #       183,000      3,614,250
 ............................................................
Hawk Corporation Class A #             56,100        988,763
 ...................... ......................     ----------
                                                   4,603,013
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Northwest Pipe Company #               12,900        303,150
------------------------------------------------------------
MISCELLANEOUS -- 12.5%
 ............................................................
American Coin Merchandising,
  Inc. #                              347,000      6,853,250
 ............................................................
Mac-Gray Corporation #                 17,400        221,850
 ............................................................
Ralcorp Holdings, Inc. #              155,000      2,925,625
 ............................................................
Zapata Corporation                    190,300      1,879,212
 ...................... ......................     ----------
                                                  11,879,937
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 2.2%
 ............................................................
Abraxas Petroleum Corporation #        83,100        758,288
 ............................................................
Trico Marine Services, Inc. #         100,100      1,370,119
 ...................... ......................     ----------
                                                   2,128,407
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares         Value
------------------------------------------------------------
OIL & GAS DRILLING -- 2.2%
 ............................................................
Coho Energy, Inc. #                   134,000    $   904,500
 ............................................................
Nuevo Energy Company #                 36,000      1,156,500
 ...................... ......................     ----------
                                                   2,061,000
------------------------------------------------------------
PUBLISHING -- 3.9%
 ............................................................
Playboy Enterprises, Inc. Class
  A #                                  35,500        581,313
 ............................................................
Playboy Enterprises, Inc. #           177,900      3,157,725
 ...................... ......................     ----------
                                                   3,739,038
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 3.7%
 ............................................................
Dominick's Supermarkets, Inc. #        79,700      3,551,631
------------------------------------------------------------
RETAIL -- JEWELRY -- 4.7%
 ............................................................
Finlay Enterprises, Inc. #             30,000        723,750
 ............................................................
Friedman's, Inc. #                    223,600      3,703,375
 ...................... ......................     ----------
                                                   4,427,125
------------------------------------------------------------
SAVINGS & LOANS -- 1.2%
 ............................................................
Coastal Bancorp, Inc.                  48,750      1,194,375
------------------------------------------------------------
SECURITY SERVICES -- 0.9%
 ............................................................
Wackenhut Corporation - Class B        39,000        838,500
------------------------------------------------------------
SOFTWARE -- 3.9%
 ............................................................
Vanstar Corporation #                 251,600      3,663,925
------------------------------------------------------------
STEEL FABRICATOR -- 0.8%
 ............................................................
Citation Corporation #                 24,010        480,200
 ............................................................
WHX Corporation #                      19,400        249,775
 ...................... ......................     ----------
                                                     729,975
------------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 2.4%
 ............................................................
AirNet Systems, Inc. #                140,000    $ 2,257,500
------------------------------------------------------------
TRANSPORTATION -- AIRLINES -- 0.7%
 ............................................................
Aviall, Inc. #                         48,000        657,000
------------------------------------------------------------
TRUCKING -- 0.7%
 ............................................................
Allied Holdings, Inc. #                31,200        657,150
------------------------------------------------------------
Total common stocks
  (cost $90,573,759)                              91,239,169
------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS        Principal
-- 1.7%                              Amount         Value
------------------------------------------------------------
Hutchinson Technology, (Acquired
  3/13/98, cost $1,380,000),
  6.0%, 3/15/2005 r                $1,380,000    $ 1,593,900
------------------------------------------------------------
Total investments -- 97.8%
  (cost $91,953,759)                              92,833,069
 ............................................................
Other assets in excess of
  liabilities -- 2.2%                              2,080,207
 ...................... ......................     ----------
                                                 $94,913,276
Total net assets -- 100.0%
------------------------------------------------------------

ADR -- American Depository Receipts.

# -- Non-income producing security.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 93.2%
------------------------------------------------------------
AUSTRALIA -- 2.5%                   Shares             Value
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            3,751,475    $   25,879,227
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Pioneer International, Ltd.      4,578,810        10,916,349
 .................... .....................     -------------
Total Australia                                   36,795,576
------------------------------------------------------------
AUSTRIA -- 0.6%
------------------------------------------------------------
STEEL -- 0.6%
 ............................................................
Boehler-Uddeholm AG                132,640         8,763,278
 .................... .....................     -------------
Total Austria                                      8,763,278
------------------------------------------------------------
CANADA -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Canadian Imperial Bank of
  Commerce                         705,092        22,679,292
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                       804,800        14,858,685
------------------------------------------------------------
METALS & MINERALS -- 1.3%
 ............................................................
Noranda, Inc.                    1,067,399        18,436,695
 .................... .....................     -------------
Total Canada                                      55,974,672
------------------------------------------------------------
DENMARK -- 0.7%
------------------------------------------------------------
BANKS -- 0.7%
 ............................................................
BG Bank A/S                        162,505        10,064,796
 .................... .....................     -------------
Total Denmark                                     10,064,796
------------------------------------------------------------
FINLAND -- 2.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.1%
 ............................................................
Metra OYJ ABP                      336,011        11,023,812
 ............................................................
UPM-Kymmene OYJ                    732,430        20,158,067
 .................... .....................     -------------
                                                  31,181,879
------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
Rauma Group OYJ                    251,930         5,165,807
 .................... .....................     -------------
Total Finland                                     36,347,686
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
FRANCE -- 8.4%
------------------------------------------------------------
BANKS -- 2.1%
 ............................................................
Societe Generale                   150,880    $   31,368,715
------------------------------------------------------------
BEVERAGES -- 1.2%
 ............................................................
Pernod-Ricard SA                   263,778        18,280,260
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ............................................................
Lafarge SA                         271,572        28,073,385
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.8%
 ............................................................
Elf Aquitaine SA                   181,500        25,516,748
------------------------------------------------------------
TOBACCO -- 1.4%
 ............................................................
SEITA SA                           455,293        20,633,424
 .................... .....................     -------------
Total France                                     123,872,532
------------------------------------------------------------
GERMANY -- 4.8%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Commerzbank AG                     485,960        18,495,747
------------------------------------------------------------
BUILDING MATERIALS -- 1.9%
 ............................................................
Friedrich Grohe AG                  33,208        11,222,437
 ............................................................
Dyckerhoff AG                       45,200        17,653,961
 .................... .....................     -------------
                                                  28,876,398
------------------------------------------------------------
CHEMICALS -- 0.7%
 ............................................................
Bayer AG                           189,886         9,825,495
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Buderus AG                          27,795        13,860,282
 .................... .....................     -------------
Total Germany                                     71,057,922
------------------------------------------------------------
HONG KONG -- 7.2%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
HSBC Holdings PLC                  880,400        21,531,153
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Yanzhou Coal Mining Co., Ltd.
  #                             21,746,000         4,153,547
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              32,175,000        15,467,598
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
RETAIL -- GENERAL MERCHANDISE -- 0.2%
 ............................................................
Dickson Concepts
  (International), Ltd.          2,208,000    $    3,077,520
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.5%
 ............................................................
Hang Lung Development Company    8,150,000         8,098,906
 ............................................................
New World Development Co.,
  Ltd.                           7,124,000        13,790,919
 .................... .....................     -------------
                                                  21,889,825
------------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ............................................................
CLP Holdings Limited             4,540,000        20,682,765
 ............................................................
Swire Pacific Ltd. - Class A     3,419,800        12,909,357
 .................... .....................     -------------
                                                  33,592,122
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.5%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                           3,807,200         7,149,024
 .................... .....................     -------------
Total Hong Kong                                  106,860,789
------------------------------------------------------------
IRELAND -- 2.3%
------------------------------------------------------------
FOOD PRODUCERS -- 0.6%
 ............................................................
Greencore Group PLC              1,546,416         8,412,277
------------------------------------------------------------
PAPER -- 1.7%
 ............................................................
Jefferson Smurfit Group PLC      8,482,255        25,200,756
 .................... .....................     -------------
Total Ireland                                     33,613,033
------------------------------------------------------------
ITALY -- 1.7%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.7%
 ............................................................
ENI SPA                          3,783,924        24,799,703
 .................... .....................     -------------
Total Italy                                       24,799,703
------------------------------------------------------------
JAPAN -- 9.4%
------------------------------------------------------------
AUTO PARTS -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.    1,414,000         6,979,068
------------------------------------------------------------
AUTOS & TRUCKS -- 0.4%
 ............................................................
Suzuki Motor Corporation           647,000         5,873,977
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.7%
 ............................................................
Nintendo Co., Ltd.                 263,800    $   24,425,043
------------------------------------------------------------
ELECTRONICS -- 3.0%
 ............................................................
Kyocera Corporation                466,900        22,809,249
 ............................................................
Nichicon Corporation             1,165,000        13,011,131
 ............................................................
Sony Corporation                    99,400         8,558,777
 .................... .....................     -------------
                                                  44,379,157
------------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ............................................................
Promise Company, Ltd.              442,400        18,201,562
------------------------------------------------------------
IRON/STEEL -- 0.6%
 ............................................................
Yodogawa Steel Works             1,911,000         8,936,404
------------------------------------------------------------
LEISURE -- TOYS -- 1.5%
 ............................................................
NAMCO, Ltd.                        963,300        22,488,681
------------------------------------------------------------
REAL ESTATE INVESTMENT & MANAGEMENT -- 0.5%
 ............................................................
Daito Trust Construction Co.,
  Ltd.                             949,000         7,179,810
 .................... .....................     -------------
Total Japan                                      138,463,702
------------------------------------------------------------
NETHERLANDS -- 8.4%
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
ABN AMRO Holding N.V.            1,043,725        24,422,757
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                    109,074        24,246,745
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ............................................................
Hollandsche Beton Groep N.V.       381,500         7,951,738
------------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
Fortis Amev N.V.                   242,471        14,196,236
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.2%
 ............................................................
ING Groep N.V.                     490,381        32,109,941
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
Koninklijke KPN NV                 331,530        12,761,045
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.6%
 ............................................................
TNT Post Group N.V. #              331,530    $    8,474,768
 ..........................................     -------------
Total Netherlands                                124,163,230
------------------------------------------------------------
NEW ZEALAND -- 0.3%
------------------------------------------------------------
BUILDING MATERIALS -- 0.3%
 ............................................................
Fletcher Challenge Building      3,788,279         4,719,467
 ..........................................     -------------
Total New Zealand                                  4,719,467
------------------------------------------------------------
NORWAY -- 1.7%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.6%
 ............................................................
Kvaerner ASA - Class A             267,545         9,065,139
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed Amersham                 2,172,315        16,136,225
 ..........................................     -------------
Total Norway                                      25,201,364
------------------------------------------------------------
SINGAPORE -- 1.0%
------------------------------------------------------------
BANKS -- 0.5%
 ............................................................
Development Bank of
  Singapore, Ltd.                1,443,370         7,987,957
------------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 0.5%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                           2,780,600         7,507,620
 ..........................................     -------------
Total Singapore                                   15,495,577
------------------------------------------------------------
SPAIN -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Banco Santander SA                 846,000        21,690,179
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ............................................................
Repsol SA                          353,375        19,504,986
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
Telefonica de Espana SA            316,363        14,651,600
 ..........................................     -------------
Total Spain                                       55,846,765
------------------------------------------------------------
SWEDEN -- 1.5%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB - Class B          1,313,650        22,566,925
 ..........................................     -------------
Total Sweden                                      22,566,925
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
SWITZERLAND -- 9.6%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Credit Suisse Group                 84,448    $   18,790,199
------------------------------------------------------------
BUILDING MATERIALS -- 0.6%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                       5,080         8,875,194
------------------------------------------------------------
FOOD PRODUCERS -- 1.8%
 ............................................................
Nestle SA "registered"              12,189        26,084,639
------------------------------------------------------------
INSURANCE -- 1.7%
 ............................................................
Swiss Reinsurance Co.
  "registered"                      10,090        25,517,493
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.7%
 ............................................................
SIG Schweizerische Industrie-
  Gesellschaft Holding              21,432        17,450,099
 ............................................................
Sulzer AG "registered" (P.C.)       28,680        22,632,970
 ..........................................     -------------
                                                  40,083,069
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.5%
 ............................................................
Novartis AG "registered"            13,633        22,685,535
 ..........................................     -------------
Total Switzerland                                142,036,129
------------------------------------------------------------
UNITED KINGDOM -- 23.0%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.6%
 ............................................................
Coats Viyella PLC                7,665,850         9,400,992
------------------------------------------------------------
AUTOS -- 0.8%
 ............................................................
Lex Service PLC                  1,367,300        11,292,628
------------------------------------------------------------
BANKS -- 2.9%
 ............................................................
Abbey National PLC               1,022,349        18,166,648
 ............................................................
National Westminster Bank PLC    1,401,031        25,035,901
 ..........................................     -------------
                                                  43,202,549
------------------------------------------------------------
BUILDING MATERIALS -- 1.7%
 ............................................................
Hanson PLC                       4,012,587        24,386,532
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
DIVERSIFIED -- 1.4%
 ............................................................
Cookson Group PLC                6,214,560    $   21,360,117
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.5%
 ............................................................
BTR PLC                          5,819,190        16,505,834
 ............................................................
Elementis PLC                    1,813,920         4,600,317
 ............................................................
Tomkins PLC                      5,529,083        30,005,193
 ..........................................     -------------
                                                  51,111,344
------------------------------------------------------------
ENERGY -- MISCELLANEOUS -- 0.5%
 ............................................................
BG PLC                           1,235,294         7,141,667
------------------------------------------------------------
FOOD & BEVERAGES -- 1.6%
 ............................................................
Allied Domecq PLC                2,578,004        24,216,869
------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
 ............................................................
Hillsdown Holdings PLC           8,384,145        22,801,971
 ............................................................
Tate & Lyle PLC                    666,200         5,282,661
 ..........................................     -------------
                                                  28,084,632
------------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
CGU PLC                          1,514,885        28,258,394
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ............................................................
Medeva PLC                       5,075,970        14,397,729
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.1%
 ............................................................
Safeway PLC                      2,502,850        16,390,813
------------------------------------------------------------
TOBACCO -- 1.9%
 ............................................................
B.A.T Industries PLC             2,787,129        27,901,936
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Powergen PLC                     1,080,000        14,920,388
------------------------------------------------------------
UTILITY -- WATER -- 1.2%
 ............................................................
Hyder PLC                        1,129,000        17,688,278
 ..........................................     -------------
Total United Kingdom                             339,754,868
 ............................................................
Total common stocks
  (cost $1,183,166,225)                        1,376,398,014
------------------------------------------------------------

SHORT-TERM INVESTMENTS
-- 6.7%
-----------------------------------------------------------
                                 Principal
COMMERCIAL PAPER -- 6.4%            Amount            Value
-----------------------------------------------------------
Centex Corporation
  7.00%, 7/01/1998             $20,000,000   $   20,000,000
 ...........................................................
International Lease Finance
  Corporation
  5.51%, 7/07/1998              30,000,000       29,972,450
 ...........................................................
Lockheed Martin Corporation
  5.67%, 7/06/1998              44,750,000       44,714,759
 ..........................................    -------------
                                                 94,687,209
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.3%
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              4,826,689        4,826,689
-----------------------------------------------------------
Total short-term investments
  (cost $99,513,898)                             99,513,898
-----------------------------------------------------------
Total investments -- 99.9%
  (cost $1,282,680,123)                       1,475,911,912
 ...........................................................
Other assets in excess of
  liabilities -- 0.1%                               893,472
 ..........................................    -------------
Total net assets -- 100.0%                   $1,476,805,384
-----------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

       COMMON STOCKS -- 99.4%
-----------------------------------------------------------
AUSTRALIA -- 2.9%                      Shares         Value
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Australia & New Zealand Banking
  Group, Ltd.                          16,940    $  116,859
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 1.3%
 ...........................................................
Reinsurance Australia Corporation      37,170        94,878
 ...................... ......................     ---------
Total Australia                                     211,737
-----------------------------------------------------------
CANADA -- 2.9%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Canadian Imperial Bank of Commerce     3,710        119,332
-----------------------------------------------------------
METALS & MINERALS -- 1.3%
 ...........................................................
Noranda, Inc.                          5,415         93,531
 ...................... ......................     ---------
Total Canada                                        212,863
-----------------------------------------------------------
FINLAND -- 2.7%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.7%
 ...........................................................
UPM-Kymmene Corporation OYJ            4,035        111,052
 ...........................................................
Metra OYJ ABP                          2,651         86,974
 ...................... ......................     ---------
Total Finland                                       198,026
-----------------------------------------------------------
FRANCE -- 6.4%
-----------------------------------------------------------
BANKS -- 2.0%
 ...........................................................
Societe Generale                         725        150,731
-----------------------------------------------------------
BEVERAGES -- 1.1%
 ...........................................................
Pernod-Ricard SA                       1,200         83,162
-----------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ...........................................................
Lafarge SA                             1,327        137,177
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
SEITA SA                               2,235        101,288
 ...................... ......................     ---------
Total France                                        472,358
-----------------------------------------------------------

GERMANY -- 2.7%                        Shares      Value
-----------------------------------------------------------
BANKS -- 1.3%
 ...........................................................
Commerzbank AG                         2,500     $   95,151
-----------------------------------------------------------
MEDICAL PRODUCTS -- 1.4%
 ...........................................................
Draegerwerk AG                         4,185         99,928
 ...................... ......................     ---------
Total Germany                                       195,079
-----------------------------------------------------------
HONG KONG -- 3.7%
-----------------------------------------------------------
BANKS -- 0.6%
 ...........................................................
Dao Heng Bank Group, Ltd.              30,000        42,588
-----------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.9%
 ...........................................................
New World Development Co., Ltd.        33,000        63,883
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.5%
 ...........................................................
Dickson Concepts International, Ltd.   28,000        39,027
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 1.3%
 ...........................................................
CLP Holdings Limited                   22,000       100,225
-----------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.4%
 ...........................................................
Hong Kong Telecommunications, Ltd.     14,800        27,791
 ...................... ......................     ---------
Total Hong Kong                                     273,514
-----------------------------------------------------------
IRELAND -- 1.7%
-----------------------------------------------------------
PAPER -- 1.7%
 ...........................................................
Jefferson Smurfit Group PLC            41,620       123,653
 ...................... ......................     ---------
Total Ireland                                       123,653
-----------------------------------------------------------
ITALY -- 1.1%
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.1%
 ...........................................................
ENI SPA                                12,000        78,648
 ...................... ......................     ---------
Total Italy                                          78,648
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
AUTO PARTS -- 0.9%
 ...........................................................
NIFCO, Inc.                            8,000     $   63,407
-----------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ...........................................................
Nintendo Co., Ltd.                     1,400        129,625
-----------------------------------------------------------
ELECTRONICS -- 3.0%
 ...........................................................
Kyocera Corporation                    2,500        122,131
 ...........................................................
Nichicon Corporation                   9,000        100,515
 ...................... ......................     ---------
                                                    222,646
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 ...........................................................
Promise Company, Ltd.                  2,550        104,914
-----------------------------------------------------------
FOODS -- 0.8%
 ...........................................................
MOS Food Services                      5,000         59,444
-----------------------------------------------------------
LEISURE/TOYS -- 2.0%
 ...........................................................
NAMCO, Ltd.                            6,300        147,076
 ...................... ......................     ---------
Total Japan                                         727,112
-----------------------------------------------------------
NETHERLANDS -- 7.3%
-----------------------------------------------------------
BANKS -- 1.7%
 ...........................................................
ABN AMRO Holding N.V.                  5,335        124,837
-----------------------------------------------------------
CHEMICALS -- 1.8%
 ...........................................................
Akzo Nobel N.V.                          605        134,489
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.8%
 ...........................................................
Hollandsche Beton Groep N.V            6,415        133,710
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.0%
 ...........................................................
ING Groep N.V.                         2,165        141,763
 ...................... ......................     ---------
Total Netherlands                                   534,799
-----------------------------------------------------------
NEW ZEALAND -- 1.2%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ...........................................................
Fletcher Challenge Building            69,015        85,979
 ...................... ......................     ---------
Total New Zealand                                    85,979
-----------------------------------------------------------
NORWAY -- 1.2%
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ...........................................................
Kvaerner ASA - Class A                   960         32,527
-----------------------------------------------------------

JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
 ...........................................................
Nycomed Amersham PLC -- Class B        7,805     $   57,977
 ...................... ......................     ---------
Total Norway                                         90,504
-----------------------------------------------------------
SINGAPORE -- 0.5%
-----------------------------------------------------------
DIVERSIFIED -- 0.5%
 ...........................................................
Jardine Matheson Holdings, Ltd.        14,000        37,800
 ...................... ......................     ---------
Total Singapore                                      37,800
-----------------------------------------------------------
SPAIN -- 1.3%
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ...........................................................
Repsol SA                              1,700         93,834
 ...................... ......................     ---------
Total Spain                                          93,834
-----------------------------------------------------------
SWEDEN -- 1.6%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ...........................................................
Electrolux AB - Class B                6,675        114,668
 ...................... ......................     ---------
Total Sweden                                        114,668
-----------------------------------------------------------
SWITZERLAND -- 8.2%
-----------------------------------------------------------
BANKS -- 0.8%
 ...........................................................
Credit Suisse Group                      257         57,184
-----------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ...........................................................
Forbo Holding AG "registered"            224        114,008
-----------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ...........................................................
Nestle SA "registered"                    38         81,321
-----------------------------------------------------------
INSURANCE -- 1.8%
 ...........................................................
Swiss Reinsurance Co. "registered"        52        131,507
-----------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.4%
 ...........................................................
SIG Schweizerische
  Industrie-Gesellschaft Holding AG      128        104,219
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ...........................................................
Novartis AG                               70        116,481
 ...................... ......................     ---------
Total Switzerland                                   604,720
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
UNITED KINGDOM -- 18.0%                Shares      Value
-----------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ...........................................................
Coats Viyella PLC                      59,050    $   72,416
-----------------------------------------------------------
AUTOS -- 1.2%
 ...........................................................
Lex Service PLC                        10,900        90,024
-----------------------------------------------------------
BANKS -- 1.2%
 ...........................................................
National Westminster Bank PLC          4,900         87,561
-----------------------------------------------------------
BUILDING MATERIALS -- 2.0%
 ...........................................................
Hanson PLC                             24,100       146,468
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 6.0%
 ...........................................................
BTR PLC                                32,417        91,950
 ...........................................................
Cookson Group PLC                      27,000        92,802
 ...........................................................
Elementis PLC                          47,400       120,212
 ...........................................................
Tomkins PLC                            25,432       138,014
 ...................... ......................     ---------
                                                    442,978
-----------------------------------------------------------
FOOD & BEVERAGES -- 1.3%
 ...........................................................
Allied Domecq PLC                      9,860         92,621
-----------------------------------------------------------
INSURANCE -- 1.6%
 ...........................................................
CGU PLC                                6,340        118,265
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ...........................................................
Medeva PLC                             25,878        73,402
-----------------------------------------------------------
TOBACCO -- 1.9%
 ...........................................................
B.A.T. Industries PLC                  14,000       140,154
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 0.8%
 ...........................................................
Powergen PLC                           4,400         60,787
 ...................... ......................     ---------
Total United Kingdom                              1,324,676
-----------------------------------------------------------

-----------------------------------------------------------
UNITED STATES -- 26.1%                 Shares      Value
-----------------------------------------------------------
AEROSPACE -- 1.5%
 ...........................................................
Northrop Grumman Corporation           1,100     $  113,438
-----------------------------------------------------------
AUTOS & TRUCKS -- 2.2%
 ...........................................................
Ford Motor Company                     1,100         64,900
 ...........................................................
General Motors Corporation             1,400         93,538
 ...................... ......................     ---------
                                                    158,438
-----------------------------------------------------------
BANKS -- 2.4%
 ...........................................................
Bankers Trust Corporation                500         58,031
 ...........................................................
First Chicago NBD Corporation          1,300        115,212
 ...................... ......................     ---------
                                                    173,243
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ...........................................................
Weyerhaeuser Company                   2,000         92,375
-----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ...........................................................
Tenneco, Inc.                          1,600         60,900
-----------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
 ...........................................................
Associates First Capital Corporation       1             71
 ...........................................................
Beneficial Corporation                   400         61,275
 ...................... ......................     ---------
                                                     61,346
-----------------------------------------------------------
INSURANCE -- 2.0%
 ...........................................................
Safeco Corporation                     1,800         81,675
 ...........................................................
TIG Holdings, Inc.                     2,800         64,400
 ...................... ......................     ---------
                                                    146,075
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
MACHINERY -- 1.1%
 ...........................................................
New Holland N.V.                       4,200     $   82,425
-----------------------------------------------------------
METALS & MINING -- 0.9%
 ...........................................................
Aluminum Company of America            1,000         65,937
-----------------------------------------------------------
OIL -- DOMESTIC -- 2.4%
 ...........................................................
Occidental Petroleum Corporation       2,300         62,100
 ...........................................................
Phillips Petroleum Company             2,400        115,650
 ...................... ......................     ---------
                                                    177,750
-----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.3%
 ...........................................................
Eastman Kodak Company                  1,300         94,981
-----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ...........................................................
Waste Management, Inc.                 2,400         84,000
-----------------------------------------------------------
RAILROADS -- 0.9%
 ...........................................................
Norfolk Southern Corporation           2,300         68,569
-----------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 0.8%
 ...........................................................
Abercrombie & Fitch Co. #              1,290         56,760
-----------------------------------------------------------
STEEL -- 0.7%
 ...........................................................
USX-U.S. Steel Group, Inc.             1,600         52,800
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
Philip Morris Companies, Inc.          2,600        102,375
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ...........................................................
Illinova Corporation                   2,100         63,000
 ...........................................................
PacifiCorp                             1,200         27,150
 ...........................................................
PP&L Resources, Inc.                   3,400         77,138
 ...................... ......................     ---------
                                                    167,288
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.2%
 ...........................................................
ALLTEL Corporation                     1,800         83,700
 ...........................................................
AT&T Corp.                             1,300         74,262
 .............................................     ---------
                                                    157,962
 .............................................     ---------
Total United States                               1,916,662
-----------------------------------------------------------
Total common stocks
  (cost $6,771,625)                               7,296,632
-----------------------------------------------------------

                                     Principal
CASH EQUIVALENTS -- 1.8%              Amount       Value
-----------------------------------------------------------
Chase Bank Domestic Liquidity Fund
  (cost $135,816)                    $135,816    $  135,816
-----------------------------------------------------------
Total investments -- 101.2%
  (cost $6,907,441)                               7,432,448
 ...........................................................
Liabilities in excess of other
  assets -- (1.2)%
 ..............................................      (87,163)
                                                  ---------
Total net assets -- 100.0%                       $7,345,285
-----------------------------------------------------------

# Non-income producing security.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 43.0%                Shares      Value
----------------------------------------------------------
AEROSPACE -- 2.0%
 ..........................................................
Lockheed Martin Corporation            5,700   $   603,487
 ..........................................................
Northrop Grumman Corporation          10,200     1,051,875
 ..........................................................
Rockwell International Corporation     9,000       432,563
 ..................... ......................    ----------
                                                 2,087,925
----------------------------------------------------------
APPAREL & TEXTILES -- 0.5%
 ..........................................................
Russell Corporation                   15,800       476,963
----------------------------------------------------------
AUTO PARTS -- 0.6%
 ..........................................................
Dana Corporation                      11,000       588,500
 ..........................................................
Meritor Automotive, Inc.               2,000        48,000
 ..................... ......................    ----------
                                                   636,500
----------------------------------------------------------
AUTOS & TRUCKS -- 2.6%
 ..........................................................
Ford Motor Company                    25,000     1,475,000
 ..........................................................
General Motors Corporation            18,600     1,242,713
 ..................... ......................    ----------
                                                 2,717,713
----------------------------------------------------------
BANKS -- 2.2%
 ..........................................................
Banc One Corporation                   4,200       234,413
 ..........................................................
Comerica, Inc.                         2,100       139,125
 ..........................................................
First Chicago NBD Corporation          9,800       868,525
 ..........................................................
First Union Corporation               12,100       704,825
 ..........................................................
National City Corporation              4,500       319,500
 ..................... ......................    ----------
                                                 2,266,388
----------------------------------------------------------
BEVERAGES -- 0.5%
 ..........................................................
Anheuser-Busch Companies, Inc.        10,000       471,875
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.9%
 ..........................................................
Georgia-Pacific (Timber Group)        11,400       262,912
 ..........................................................
Weyerhaeuser Company                  15,000       692,813
 ..................... ......................    ----------
                                                   955,725
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
CHEMICALS -- 1.6%
 ..........................................................
The Dow Chemical Company               9,500   $   918,531
 ..........................................................
Eastman Chemical Company              11,400       709,650
 ..........................................................
Millennium Chemicals, Inc.             2,142        72,560
 ..................... ......................    ----------
                                                 1,700,741
----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ..........................................................
Tenneco, Inc.                         21,800       829,763
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ..........................................................
Tupperware Corporation                17,200       483,750
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ..........................................................
Harsco Corporation                    10,000       458,125
----------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
 ..........................................................
Associates First Capital
  Corporation -- Class A               6,552       503,685
 ..........................................................
Beneficial Corporation                 4,200       643,387
 ..........................................................
Transamerica Corporation               3,600       414,450
 ..................... ......................    ----------
                                                 1,561,522
----------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.2%
 ..........................................................
American Home Products Corporation       800        41,400
 ..........................................................
Bristol Myers Squibb Company           1,600       183,900
 ..................... ......................    ----------
                                                   225,300
----------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.1%
 ..........................................................
Baxter International, Inc.             2,800       150,675
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.9%
 ..........................................................
Whirlpool Corporation                 13,700       941,875
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
INSURANCE -- 3.0%
 ..........................................................
American General Corporation          10,700   $   761,706
 ..........................................................
Harleysville Group, Inc.              18,000       373,500
 ..........................................................
Lincoln National Corporation           5,000       456,875
 ..........................................................
Safeco Corporation                    14,200       644,325
 ..........................................................
St. Paul Companies, Inc.              14,200       597,288
 ..........................................................
TIG Holdings, Inc.                    13,900       319,700
 ..................... ......................    ----------
                                                 3,153,394
----------------------------------------------------------
LEISURE/TOYS -- 0.5%
 ..........................................................
Fortune Brands, Inc.                  12,500       480,469
----------------------------------------------------------
MACHINERY -- 0.7%
 ..........................................................
Deere & Company                        1,500        79,312
 ..........................................................
New Holland N.V.                      34,000       667,250
 ..................... ......................    ----------
                                                   746,562
----------------------------------------------------------
METALS & MINING -- 1.9%
 ..........................................................
Aluminum Company of America           13,300       876,969
 ..........................................................
Phelps Dodge Corporation               9,000       514,687
 ..........................................................
Reynolds Metals Company                9,900       553,781
 ..................... ......................    ----------
                                                 1,945,437
----------------------------------------------------------
OIL -- DOMESTIC -- 3.6%
 ..........................................................
Atlantic Richfield Company            10,700       835,938
 ..........................................................
Occidental Petroleum Corporation      31,000       837,000
 ..........................................................
Phillips Petroleum Company            22,600     1,089,038
 ..........................................................
USX-Marathon Group, Inc.              18,000       617,625
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                         14,000       441,875
 ..................... ......................    ----------
                                                 3,821,476
----------------------------------------------------------
PAPER -- 1.4%
 ..........................................................
Georgia-Pacific Group                  6,700       394,881
 ..........................................................
International Paper Company           16,000       688,000
 ..........................................................
Union Camp Corporation                 7,500       372,188
 ..................... ......................    ----------
                                                 1,455,069
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.7%
 ..........................................................
Eastman Kodak Company                  9,700   $   708,706
----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ..........................................................
Browning-Ferris Industries, Inc.      11,918       414,150
 ..........................................................
Waste Management, Inc.                20,900       731,500
 ..................... ......................    ----------
                                                 1,145,650
----------------------------------------------------------
RAILROADS -- 1.0%
 ..........................................................
CSX Corporation                        8,000       364,000
 ..........................................................
Norfolk Southern Corporation          23,000       685,687
 ..................... ......................    ----------
                                                 1,049,687
----------------------------------------------------------
RETAIL -- 1.8%
 ..........................................................
Intimate Brands, Inc.                 13,200       363,825
 ..........................................................
J.C. Penney Company, Inc.              7,500       542,344
 ..........................................................
May Department Stores Company          8,000       524,000
 ..........................................................
Sears, Roebuck & Company               8,200       500,713
 ..................... ......................    ----------
                                                 1,930,882
----------------------------------------------------------
SAVINGS & LOAN -- 1.5%
 ..........................................................
Fannie Mae                            13,500       820,125
 ..........................................................
H.F. Ahmanson & Company               11,000       781,000
 ..................... ......................    ----------
                                                 1,601,125
----------------------------------------------------------
STEEL -- 0.7%
 ..........................................................
USX-U.S. Steel Group, Inc.            23,000       759,000
----------------------------------------------------------
TOBACCO -- 1.4%
 ..........................................................
Philip Morris Companies, Inc.         36,000     1,417,500
----------------------------------------------------------
TRUCKING -- 0.2%
 ..........................................................
Ryder System, Inc.                     5,600       176,750
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.9%
 ..........................................................
CMS Energy Corporation                 5,600   $   246,400
 ..........................................................
Central & South West Corporation      14,700       395,063
 ..........................................................
DTE Energy Company                    12,000       484,500
 ..........................................................
Edison International                  19,300       570,556
 ..........................................................
Entergy Corporation                    7,700       221,375
 ..........................................................
GPU, Inc.                              5,700       215,531
 ..........................................................
Illinova Corporation                  27,000       810,000
 ..........................................................
PacifiCorp                            18,300       414,038
 ..........................................................
PECO Energy Company                   14,000       408,625
 ..........................................................
PP&L Resources, Inc.                  20,600       467,362
 ..........................................................
Public Service Enterprises Group,
  Inc.                                 7,100       244,506
 ..........................................................
SCANA Corporation                     14,700       438,244
 ..........................................................
Texas Utilities Company                5,538       230,519
 ..................... ......................    ----------
                                                 5,146,719
----------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.5%
 ..........................................................
Nicor, Inc.                            6,000       240,750
 ..........................................................
Peoples Energy Corporation             8,500       328,312
 ..................... ......................    ----------
                                                   569,062
----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.8%
 ..........................................................
AT&T Corporation                      16,400       936,850
 ..........................................................
ALLTEL Corporation                    16,100       748,650
 ..........................................................
Bell Atlantic Corporation             12,288       560,640
 ..........................................................
SBC Communications, Inc.              17,314       692,560
 ..................... ......................    ----------
                                                 2,938,700
----------------------------------------------------------
Total common stocks (cost
  $36,671,272)                                  45,011,028
----------------------------------------------------------

CORPORATE BONDS                   Principal
-- 19.2%                           Amount         Value
----------------------------------------------------------
BANKS -- 2.3%
 ..........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                    $ 1,500,000   $ 1,494,529
 ..........................................................
MBNA Global Capital Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                      1,000,000       932,881
 ..................... ......................    ----------
                                                 2,427,410
----------------------------------------------------------
EUROBANKS -- 5.8%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                     2,500,000     2,509,500
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #            2,000,000     2,006,922
 ..........................................................
Okobank, CLB 9/27/1999,
  7.23828%, 9/29/2049 #            1,500,000     1,498,007
 ..................... ......................    ----------
                                                 6,014,429
----------------------------------------------------------
FINANCIAL SERVICES -- 6.8%
 ..........................................................
Countrywide Home Loans, Inc.,
  6.84%, 10/22/2004                2,500,000     2,564,855
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $998,883),
  6.85%, 8/25/2007 r               1,000,000     1,037,516
 ..........................................................
Lehman Brothers, Inc., 6.50%,
  4/15/2008                        2,000,000     2,007,506
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998,
  cost $1,483,505), 5.90%,
  1/06/2003 r                      1,500,000     1,504,261
 ..................... ......................    ----------
                                                 7,114,138
----------------------------------------------------------
PAPER -- 1.8%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                1,828,480     1,868,381
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                  Principal
                                   Amount         Value
----------------------------------------------------------
TRANSPORTATION -- 2.5%
 ..........................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002               $   150,000   $   165,603
  10.50%, 4/30/2016                  750,000     1,011,934
 ..........................................................
Northwest Airlines, Inc.,
  11.30%, 12/21/2012               1,078,338     1,427,613
 ..................... ......................    ----------
                                                 2,605,150
----------------------------------------------------------
Total corporate bonds (cost
  $19,813,501)                                  20,029,508
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.4%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation,
  1189 K, 9.570629%, 1/15/2021#      858,708       875,526
 ..........................................................
  2067 PD, 6.50%, 9/15/2026        2,900,000     2,922,733
 ..........................................................
Federal National Mortgage
  Association:
  G93-31 SD, 10.30143%,
    12/25/2022 #                     486,770       476,508
 ..........................................................
  0.00%, 10/09/2019                3,025,000       869,024
 ..........................................................
  1998-34 2, 7.00%, 6/18/2028        866,728       851,424
 ..................... ......................    ----------
                                                 5,995,215
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.0%
 ..........................................................
Government National Mortgage
  Association,
  8404, 7.00%, 9/20/2018 #           948,904       973,755
 ..........................................................
  8919, 6.875%, 2/20/2022 #        1,182,161     1,211,632
 ..........................................................
  8247, 7.00%, 7/20/2023 #           919,357       942,442
 ..................... ......................    ----------
                                                 3,127,829
----------------------------------------------------------

                                  Principal
                                   Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation:
  1627 PN (IO), 6.00%,
  9/15/2022                      $ 3,100,000   $   933,852
 ..........................................................
  1965 SA (Inverse IO),
    2.049999%, 3/15/2024 #         3,050,000       408,194
 ..........................................................
Federal National Mortgage
  Association:
  1997-65 A (PO), 0.00%,
  9/25/2000                        1,585,179     1,466,200
 ..................... ......................    ----------
                                                 2,808,246
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $11,868,698)                            11,931,290
----------------------------------------------------------

NON-AGENCY MORTGAGE-
BACKED SECURITIES
-- 19.5%
------------------------------------------------------------
ASSET-BACKED
  SECURITIES -- 16.5%
 ............................................................
Aesop Funding II LLC (Acquired
  7/23/97, cost $2,200,000),
  1997-1 A1, 6.22%, 10/20/2001r     2,200,000      2,220,735
 ............................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, cost $1,195,453),
  1998-1 A1, 7.45%, 3/15/2006 r     1,195,453      1,197,879
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018       1,750,000      1,782,296
 ............................................................
Firstplus Home Loan Owner
  Trust, 1998-1 A4, 6.20%,
  3/10/2015                         1,500,000      1,505,542
 ............................................................
Green Tree Financial
  Corporation, 1996-5 B2,
  8.45%, 7/15/2027                  1,549,754      1,634,990
 ............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $1,399,872), 1998-1A A,
  6.125%, 1/20/2007 r               1,400,000      1,398,412
 ............................................................
IMC Home Equity Loan Trust,
  1996-4 A4, 7.11%, 8/25/2014       1,250,000      1,290,967
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                   Principal
                                    Amount          Value
------------------------------------------------------------
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%,
    3/04/2020                       1,000,000      1,102,813
 ............................................................
  1998-D6 A1B, 6.59%, 3/17/2028     2,500,000      2,572,162
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                      23,240,320      1,856,506
 ............................................................
Donaldson, Lufkin & Jenrette
  (Acquired 4/25/1997, cost
  $732,279), 1997-CF1 S (IO),
  1.09368%, 3/15/2017 # r          11,859,874        733,830
 ...................... ......................     ----------
                                                  17,296,132
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
 ............................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                          896,719        894,192
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, 5/25/2026                    380,084        381,249
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026         1,843,801      1,878,505
 ...................... ......................     ----------
                                                   3,153,946
------------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $20,161,367)                              20,450,078
------------------------------------------------------------
PREFERRED STOCKS
-- 0.9%                            Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                        1,000       953,750
----------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 5.1%                            Amount         Value
-----------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016              $ 1,500,000   $  1,801,408
 ...........................................................
  6.50%, 11/15/2026                  750,000        833,203
 ...........................................................
  6.375%, 8/15/2027                  750,000        824,063
 ...........................................................
  6.125%, 11/15/2027                 750,000        803,907
 ..................... ......................    -----------
                                                  4,262,581
-----------------------------------------------------------
U.S. Treasury Notes:
 ...........................................................
  6.625%, 5/15/2007                1,000,000      1,075,001
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $5,199,250)                               5,337,582
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
-----------------------------------------------------------
VARIABLE RATE DEMAND
  NOTES* -- 2.4%
 ...........................................................
General Mills, Inc., 5.2651%       1,621,420      1,621,420
 ...........................................................
Sara Lee, Corp., 5.2562%             878,922        878,922
 ..................... ......................    -----------
Total short-term investments                      2,500,342
  (cost $2,500,342)
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $97,214,430)                            106,213,578
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                               (1,618,165)
 ..................... ......................    -----------
                                               $104,595,413
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO-- Principal Only.

ETC -- Equipment Trust Certificate.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

        CORPORATE BONDS AND          Principal
          NOTES -- 25.3%               Amount        Value
-------------------------------------------------------------
APPAREL -- 0.8%
 .............................................................
La Petite Holdings, CLB 8/01/1998,
  9.625%, 8/01/2001                  $  350,000   $   360,500
-------------------------------------------------------------
BANKS -- 3.3%
 .............................................................
The Hertz Corporation, 6.625%,
  5/15/2008                           1,000,000     1,011,861
 .............................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                           500,000       498,176
 ................. .................
                                                   ----------
                                                    1,510,037
-------------------------------------------------------------
EUROBANKS -- 2.0%
 .............................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                    500,000       503,919
 .............................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049 #         555,000       412,143
 ................. .................
                                                   ----------
                                                      916,062
-------------------------------------------------------------
FINANCIAL SERVICES -- 6.9%
 .............................................................
Newcourt Credit Group,
  5.91%, 10/24/2000 #                   500,000       501,505
 .............................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #                  750,000       751,632
 .............................................................
General Motors Acceptance Corp.,
  8.25%, 3/01/2005                    1,000,000     1,113,549
 .............................................................
Lehman Brothers, Inc.,
  6.50%, 4/15/2008                      750,000       752,815
 ................. .................
                                                   ----------
                                                    3,119,501
-------------------------------------------------------------
INDUSTRIAL -- 0.6%
 .............................................................
Westinghouse Electric Corporation,
  8.93%, 6/22/1999                      250,000       255,462
-------------------------------------------------------------

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
OIL & GAS (DOMESTIC) -- 1.0%
 .............................................................
Harcor Energy, Inc., CLB 7/15/1999,
  14.875%, 7/15/2002                 $  400,000   $   475,000
-------------------------------------------------------------
SAVINGS & LOAN -- 1.1%
 .............................................................
Western Financial Savings, CLB
  7/1/2000, 8.50%, 7/01/2003            500,000       492,423
-------------------------------------------------------------
TELECOMMUNICATIONS -- 6.5%
 .............................................................
Comcast Cable Communications, Inc.,
  8.375%, 5/01/2007                     500,000       562,470
 .............................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007+        1,150,000     1,000,500
 .............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                    500,000       547,873
 .............................................................
Worldcom, Inc., CLB 1/15/2001,
  8.875%, 1/15/2006                     775,000       842,813
 ................. .................
                                                   ----------
                                                    2,953,656
-------------------------------------------------------------
TRANSPORTATION -- 2.1%
 .............................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002                      250,000       276,005
 .............................................................
  10.50%, 4/30/2016                     500,000       674,622
 ................. .................
                                                   ----------
                                                      950,627
-------------------------------------------------------------
UTILITY -- 1.0%
 .............................................................
Calenergy Co., Inc., CLB 1/15/1999,
  10.25%, 1/15/2004                     400,000       431,000
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $11,349,464)                               11,464,268
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                      Principal
SECURITIES -- 16.5%                    Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  1573 GC, 9.617275%, 1/15/2023 #    $1,272,812   $ 1,237,639
 .............................................................
  1261 J, 8.00%, 7/15/2021              649,703       680,489
 .............................................................
  2067 PD, 6.50%, 9/15/2026           1,500,000     1,511,758
 .............................................................
  1468 S, 11.691%, 2/15/2023 #          449,224       473,348
 .............................................................
  2043 SC, 10.12813%, 4/15/2028 #       399,363       396,272
 .............................................................
  1564 SE, 8.226833%, 8/15/2008 #       353,637       356,257
 .............................................................
  2036 Z, 7.00%, 3/15/2028              109,020       108,679
 .............................................................
  2055 ZA, 6.50%, 5/15/2013           1,005,417       974,611
 .............................................................
Federal National Mortgage
  Association:
  G93-27 SB, 6.46933%, 8/25/2023 #      115,176        98,845
 .............................................................
  1993-37 SB, 7.02916%, 3/25/2023 #     224,549       215,169
 ................. .................
                                                   ----------
                                                    6,053,067
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.1%
 .............................................................
Government National Mortgage
  Association, 8247, 7.00%,
  7/20/2023 #                           459,678       471,221
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.0%
 .............................................................
Federal Home Loan Mortgage
  Corporation, 1965 SA (Inverse
  IO), 2.049999%, 3/15/2024 #         1,000,000       133,834
 .............................................................
Federal National Mortgage
  Association (PO): 1997-76 B,
  0.00%, 6/25/2018                      685,025       671,730
  0.00%, 10/09/2019                     400,000       114,912
 ................. .................
                                                   ----------
                                                      920,476
-------------------------------------------------------------
Total government agency mortgage-
  backed securities (cost
  $7,068,743)                                       7,444,764
-------------------------------------------------------------

NON-AGENCY MORTGAGE-                 Principal
BACKED SECURITIES -- 31.7%             Amount        Value
-------------------------------------------------------------
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.8%
 .............................................................
Associates Manufactured Housing
  Pass-Through Certificates, 1996-2
  A4, 6.60%, 6/15/2027               $  500,000   $   511,772
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 9/24/1997, cost
  $376,613), 1997-5 A1, 7.72%,
  6/15/2005 r                           376,613       378,790
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 2/24/1998, cost
  $170,779), 1998-1 A1, 7.45%,
  3/15/2006 r                           170,779       171,126
 .............................................................
CPS Auto Trust 1998-1 A, 6.00%,
  8/15/2003                             480,628       480,553
 .............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018           600,000       611,073
 .............................................................
Firstplus Home Loan Trust, 1996-2
  A4, 7.35%, 10/20/2009                 499,852       505,758
 .............................................................
Firstplus Home Loan Owner Trust,
  1998-1 A4, 6.20%, 3/10/2015           400,000       401,478
 .............................................................
Green Tree Financial Corporation:
  1995-4 A4, 6.75%, 6/15/2025           400,000       406,334
 .............................................................
  1996-5 B2, 8.45%, 7/15/2027           749,881       791,124
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, 7/15/2018                      450,000       449,016
 .............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $499,954), 1998-1A A, 6.125%,
  1/20/2007 r                           500,000       499,433
 .............................................................
IMC Home Equity Loan Trust, 1996-4
  A4, 7.11%, 8/25/2014                1,000,000     1,032,773
 ................. .................
                                                   ----------
                                                    6,239,230
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                       Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.9%
 .............................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, cost
  $276,801), 1997-R2 AP, 7.04398%,
  12/25/2035 # r                     $  278,498   $   293,173
 .............................................................
CMC Securities Corporation, 1994-G,
  7.00%, 9/25/2024                      200,000       203,959
 .............................................................
Citicorp Mortgage Securities, Inc.:
  1990-D A1, 9.50%, 10/25/2005          129,518       129,432
 .............................................................
  1997-3 A2, 6.92%, 8/25/2027           323,265       324,718
 .............................................................
Collateralized Mortgage Obligations
  Trust, 57-D, 9.90%, 2/01/2019         396,972       428,616
 .............................................................
Commercial Mortgage Acceptance
  Corporation (Acquired 3/13/1998,
  cost $433,589), 1996-C2 A2,
  6.8516%, 9/15/2023 r                  428,831       430,034
 .............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, Series, 1998-C1
  A1B, 6.48%, 5/17/2008               1,000,000     1,017,666
 .............................................................
GE Capital Mortgage Services, Inc.,
  1994-24 A4, 7.00%, 7/25/2024          169,843       172,910
 .............................................................
Housing Securities, Inc.:
  (Acquired 3/03/1995, cost
    $314,978), 1994-1 AB2, 6.50%,
    3/25/2009 r                         477,239       390,501
 .............................................................
  (Acquired 1/19/1995, cost
  $183,274)
  1994-2 B1, 6.50%, 7/25/2009 r         243,554       219,945
 .............................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  5/25/2010                           1,000,000     1,036,980
 .............................................................

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, 3/04/2020     $  750,000   $   827,110
 .............................................................
  1998-D6 A1B, 6.59%, 3/17/2028       1,050,000     1,080,308
 .............................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $998,750), 1998-R2 AP, 4.9739%,
  11/25/2034 r #                      1,000,000       999,061
 .............................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025           540,366       545,389
 ................. .................
                                                   ----------
                                                    8,099,802
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $14,101,007)                    14,339,032
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.5%
-------------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016                   2,500,000     3,002,345
 .............................................................
  6.375%, 8/15/2027                   2,375,000     2,609,533
 .............................................................
  6.125%, 11/15/2027                    775,000       830,704
 .............................................................
U.S. Treasury Notes:
  6.25%, 2/15/2003                      750,000       772,032
 .............................................................
  5.875%, 11/15/2005                    500,000       509,844
 .............................................................
  6.625%, 5/15/2007                     500,000       537,500
 .............................................................
  5.625%, 5/15/2008                   1,000,000     1,014,063
-------------------------------------------------------------
Total U.S. Treasury obligations
  (cost $9,081,048)                                 9,276,021
-------------------------------------------------------------
PREFERRED STOCK  -- 1.1%                 Shares
-------------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $500,000) r               500       476,875
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

VARIABLE RATE DEMAND                 Principal
NOTES* -- 3.3%                         Amount        Value
-------------------------------------------------------------
General Mills, Inc., 5.2651%         $  240,255   $   240,255
 .............................................................
Pitney Bowes, Inc., 5.2651%             935,320       935,320
 .............................................................
Sara Lee Corp., 5.2562%                 326,435       326,435
 ................. .................
                                                   ----------
Total variable rate demand notes
  (cost $1,502,010)                                 1,502,010
-------------------------------------------------------------
Total investments -- 98.4%
  (cost $43,602,272)                               44,502,970
 .............................................................
Other assets in excess of
  liabilities -- 1.6%                                 744,831
 ................. .................
                                                   ----------
Total net assets -- 100.0%                        $45,247,801
-------------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

ETC -- Equipment Trust Certificate.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

CORPORATE BONDS                  Principal
AND NOTES -- 35.2%                Amount         Value
----------------------------------------------------------
APPAREL -- 1.4%
 ..........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001  $ 3,500,000   $  3,605,000
----------------------------------------------------------
BANKS -- 3.0%
 ..........................................................
Chase Capital II, CLB 2/1/2007
  6.21875%, 2/01/2027 #           2,100,000      2,062,101
 ..........................................................
MBNA Corporation,
  6.0375%, 6/17/2002 #            1,125,000      1,120,897
 ..........................................................
MBNA Global Capital
  Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                     2,000,000      1,865,762
 ..........................................................
Old Kentucky Capital Trust I,
  6.51875%, 2/01/2027 #           2,500,000      2,497,272
 ..................... .....................    -----------
                                                 7,546,032
----------------------------------------------------------
EUROBANKS -- 9.7%
 ..........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #              4,000,000      4,031,352
 ..........................................................
Foreningsbanken Kredit AB,
  CLB 12/18/2001, 6.4375%,
  12/29/2049 #                    5,750,000      5,771,850
 ..........................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049#    3,500,000      2,599,100
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #           5,830,000      5,850,177
 ..........................................................
Okobank, CLB 9/09/2002,
  6.1875%, 9/29/2049 #            2,750,000      2,746,345
 ..........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.6875%, 6/29/2049 #            3,500,000      3,529,470
 ..................... .....................    -----------
                                                24,528,294
----------------------------------------------------------
FINANCIAL SERVICES -- 4.7%
 ..........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                    2,750,000      2,758,280
 ..........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #            5,000,000      5,010,879
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Florida Windstorm (Acquired
  7/31/1997, cost $3,496,092),
  6.85%, 8/25/2007 r            $ 3,500,000   $  3,631,305
 ..........................................................
General Motors Acceptance
  Corporation,
  8.25%, 3/01/2005                  500,000        556,774
 ..................... .....................    -----------
                                                11,957,238
----------------------------------------------------------
MISCELLANEOUS -- 1.6%
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998, cost
  $3,956,013), 5.90%,
  1/06/2003 r                     4,000,000      4,011,364
----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.2%
 ..........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%,
  7/15/2002                       4,636,000      5,505,250
----------------------------------------------------------
PAPER -- 1.1%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002               2,696,375      2,755,216
----------------------------------------------------------
REAL ESTATE -- 2.4%
 ..........................................................
Taubman Realty Group, L.P.,
  6.7375%, 7/30/2001 #            6,000,000      6,101,207
----------------------------------------------------------
TELECOMMUNICATIONS -- 5.7%
 ..........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                       4,000,000      4,350,080
 ..........................................................
Illinois Bell Telephone Co.,
  CLB 9/11/1998, 7.625%,
  4/01/2006                         300,000        302,577
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Teleport Communications, CLB
  7/01/2001, 0.00%,
  7/01/2007+                    $ 5,215,000   $  4,537,050
 ..........................................................
TKR Cable, Inc., CLB
  10/30/1999, 10.50%,
  10/30/2007                      4,675,000      5,122,612
 ..................... .....................    -----------
                                                14,312,319
----------------------------------------------------------
UTILITY -- ELECTRIC -- 3.4%
 ..........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004    3,350,000      3,609,625
 ..........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019     4,800,000      5,090,956
 ..................... .....................    -----------
                                                 8,700,581
----------------------------------------------------------
Total corporate bonds and notes (cost
  $88,719,210)                                  89,022,501
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.6%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.1%
 ..........................................................
Federal Home Loan Mortgage Corporation:
  1081 I, 7.00%, 12/15/2019          20,402         20,375
 ..........................................................
  1194 G, 6.50%, 10/15/2006         500,000        503,607
 ..........................................................
  1206 GA, 7.00%, 3/15/2018       2,177,324      2,178,162
 ..........................................................
  1267 O, 7.25%, 12/15/2005          30,176         30,323
 ..........................................................
  1336 H, 7.75%, 1/15/2021          400,000        409,683
 ..........................................................
  1543 KE, 9.17437%,
    9/15/2022 #                   1,046,602      1,028,965
 ..........................................................
  1617 D, 6.50%, 11/15/2023          71,000         69,665
 ..........................................................
  1944 SB, 10.5625%,
    3/15/2027 #                     132,077        133,107
 ..........................................................
  2036 Z, 7.00%, 3/15/2028          320,758        319,755
 ..........................................................
  2039 Z, 6.50%, 3/15/2013        1,014,920      1,008,577
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
  2043 SC, 10.12813%,
    4/15/2028 #                 $ 1,597,452   $  1,585,087
 ..........................................................
  2055 ZA, 6.50%, 5/15/2013       2,312,458      2,241,604
 ..........................................................
Federal National Mortgage Association:
  1988-26 C, 7.50%, 7/25/2018        71,972         72,736
 ..........................................................
  1990-112 E, 8.50%, 7/25/2019       10,457         10,444
 ..........................................................
  1991-147 K, 7.00%, 1/25/2021        5,000          5,042
 ..........................................................
  1991-153 N, 7.50%, 2/25/2007      207,422        212,698
 ..........................................................
  1992-138 O, 7.50%, 7/25/2022       42,947         42,854
 ..........................................................
  1992-163 E, 6.75%, 9/25/2022      307,392        307,670
 ..........................................................
  1993-23 SH, 9.75053%,
    3/25/2023 #                   2,260,872      2,212,707
 ..........................................................
  1993-45 SB, 8.994%,
    4/25/2023 #                   1,500,000      1,449,982
 ..........................................................
  1994-60 D, 7.00%, 4/25/2024        30,000         30,512
 ..........................................................
  1997-76 FT, 6.0875%,
    9/17/2027 #                   1,583,947      1,544,734
 ..................... .....................    -----------
                                                15,418,289
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.8%
 ..........................................................
Federal Home Loan Mortgage
  Corporation, 255452, 8.50%,
  2/01/2008                         481,445        501,103
 ..........................................................
Federal National Mortgage
  Association,
  21130, 8.00%, 9/01/2000             4,388          4,544
 ..........................................................
Government National Mortgage Association:
  8067, 7.00%, 11/20/2022 #       1,302,650      1,335,920
 ..........................................................
  8247, 7.00%, 7/20/2023 #          919,357        942,442
 ..........................................................
  8898, 6.875%, 1/20/2022 #       3,327,950      3,410,916
 ..........................................................
  8956, 7.375%, 4/20/2022 #       3,310,761      3,411,110
 ..................... .....................    -----------
                                                 9,606,035
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.7%
 ..........................................................
Federal Home Loan Mortgage Corporation,
  1965 SA (Inverse IO),
  2.049999%, 3/15/2024 #        $10,500,000   $  1,405,258
 ..........................................................
Federal National Mortgage Association:
  1993-72 J (IO), 6.50%,
    12/25/2006                    1,023,636         74,201
 ..........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                     1,095,099         71,879
 ..........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                     2,642,135      2,443,823
 ..........................................................
  1997-7 SP (IO), 2.60%,
    04/18/2015                   22,993,118        472,332
 ...........................................    -----------
                                                 4,467,493
----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $28,694,791)                 29,491,817
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 36.2%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.3%
 ..........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $4,000,000),
  1997-D A, 6.79%, 8/17/2003 r    4,000,000      4,009,836
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $2,206,222), 1998-A A,
  6.11%, 10/15/2002 r             2,206,256      2,210,737
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  09/24/1997, cost
  $2,353,829), 1997-5 A1,
  7.72%, 6/15/2005 r              2,353,829      2,367,437
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, Cost $2,927,640),
  1998-1 A1, 7.45%,
  3/15/2006 r                   $ 2,927,640   $  2,933,580
 ..........................................................
Commercial Mortgage Acceptance
  Corporation (Acquired
  3/13/1998, cost $1,858,238),
  1996-C2 A2, 6.8516%,
  9/15/2023 r                     1,837,850      1,843,001
 ..........................................................
CPS Auto Trust, 1998-1 A,
  6.00%, 8/15/2003                1,922,513      1,922,213
 ..........................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018     3,280,000      3,340,532
 ..........................................................
Firstplus Home Loan Owner
  Trust:
  1996-2 A4, 7.35%, 10/20/2009    3,998,814      4,046,060
 ..........................................................
  1998-1 A4, 6.20%, 3/10/2015     2,456,000      2,465,075
 ..........................................................
  1998-4 A4, 6.32%, 3/10/2017     5,000,000      5,015,000
 ..........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $3,284,803), 1998-A A,
  6.134%, 4/15/2003 r             3,284,803      3,285,316
 ..........................................................
Green Tree Financial
  Corporation:
  1995-4 A4, 6.75%, 6/15/2025     5,435,000      5,521,063
 ..........................................................
  1996-5 B2, 8.45%, 7/15/2027     4,145,001      4,372,976
 ..........................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  1996-B CTFS, 7.70%,
  7/15/2018                       2,250,000      2,245,079
 ..........................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $4,099,626), 1998-1A A,
  6.125%, 1/20/2007 r             4,100,000      4,095,351
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $2,225,348),
  1998-1 A, 6.19%, 1/25/2004 r  $ 2,225,373   $  2,226,070
 ..........................................................
The Money Store Residential
  Trust, 1998-I A2, 6.20%,
  3/15/2008                       2,250,000      2,252,813
 ..........................................................
Nomura Asset Securities
  Corporation, 1995-MD3 A1B,
  8.15%, 3/04/2020                2,750,000      3,032,736
 ..........................................................
Resolution Trust Corporation,
  1994-C1 F, 8.00%, 6/25/2026     2,075,145      2,088,704
 ..........................................................
Trust Investment Enhanced
  Return Securities, 1997-7 A,
  CLB 2/15/1999, 6.688%,
  11/15/2003                      4,700,000      4,723,298
 ..................... .....................    -----------
                                                63,996,877
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
 ..........................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, Cost
  $1,522,404), 1997-R2 AP,
  7.04398%, 12/25/2035 # r        1,531,738      1,612,450
 ..........................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                         172,517        173,142
 ..........................................................
Citicorp Mortgage Securities,
  Inc.: 1990-D A1, 9.50%,
  10/25/2005                        259,037        258,865
 ..........................................................
  1997-3 A2, 6.92%, 8/25/2027     2,747,752      2,760,103
 ..........................................................
Countrywide Funding
  Corporation, 1994-17 A9,
  8.00%, 7/25/2024                    4,000          4,243
 ..........................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                      2,391,252      2,384,511
 ..........................................................
Housing Securities, Inc.,
  1994-2 B1, 6.50%, 7/25/2009       218,034        196,899
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Independent National Mortgage
  Corporation:
  1995-A A4, 8.75%, 3/25/2025   $    18,000   $     18,578
 ..........................................................
  1996-D A2, 7.00%, 5/25/2026     1,628,932      1,633,924
 ..........................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $4,993,750), 1998-R2 AP,
  4.9739%, 11/25/2034 # r         5,000,000      4,995,305
 ..........................................................
Prudential Home Mortgage
  Securities, Co., 1993-36
  A10, 7.25%, 10/25/2023            500,000        507,357
 ..........................................................
Residential Funding Mortgage
  Securities Inc.: 1993-S9 A8,
  8.166665%, 2/25/2008 #            125,305        125,069
 ..........................................................
  1992-S5 A5, 7.50%, 2/25/2007      690,553        693,173
 ..........................................................
Salomon Brothers Mortgage
  Securities VII, 1994-6 AI,
  7.0105%, 5/25/2004 #            2,512,040      2,536,821
 ..........................................................
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022         180,613        181,396
 ..........................................................
  1992-3 A, 8.00%, 10/25/2007       173,063        178,479
 ..........................................................
  1993-5A AA, 6.9367%,
    6/25/2024 #                     272,916        268,960
 ..........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $1,750,106),
  1997-2 A, 6.6875%,
  3/01/2027 # r                   1,736,539      1,736,402
 ..................... .....................    -----------
                                                20,265,677
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.2%
 ..........................................................
Citicorp Mortgage Securities,
  Inc.:
  1988-16 A1, 10.00%,
    11/25/2018                       37,210         39,807
 ..........................................................
  1989-8 A1, 10.50%, 6/25/2019      367,994        397,248
 ..................... .....................    -----------
                                                   437,055
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Asset Securitization
  Corporation, 1997-D5, PSI
  (IO), 1.37804%, 2/14/2041 #   $14,885,789   $  1,617,267
 ..........................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                    25,691,230      2,052,293
 ..........................................................
CS First Boston Mortgage
  Securities Corporation
  (Acquired 8/14/1997, cost
  $1,362,985), 1995-WF1 AX
  (IO), 1.487257%,
  12/21/2027 # r                 20,702,711      1,093,372
 ..........................................................
Donaldson, Lufkin & Jenrette,
  (Acquired 4/25/1997, Cost
  $2,154,921), 1997-CF1 S
  (IO), 1.09368%, 3/15/2017 #r   35,184,294      2,177,028
 ..................... .....................    -----------
                                                 6,939,960
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $91,608,401)                            91,639,569
----------------------------------------------------------

PREFERRED STOCK -- 0.5%               Shares
-----------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $1,500,000) r       1,500       1,430,625
-----------------------------------------------------------

U.S. TREASURY OBLIGATIONS        Principal
-- 8.3%                           Amount
----------------------------------------------------------
U.S. Treasury Bonds:
  7.500%, 11/15/2016            $ 4,300,000      5,164,033
 ..........................................................
  6.375%, 8/15/2027               2,000,000      2,197,502
 ..........................................................
  6.125%, 11/15/2027              3,250,000      3,483,597
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 11/15/1999            $   500,000   $    502,344
 ..........................................................
  6.25%, 2/15/2003                2,000,000      2,058,752
 ..........................................................
  5.875%, 11/15/2005              2,250,000      2,294,298
 ..........................................................
  6.50%, 10/15/2006               4,925,000      5,232,817
 ..................... .....................    -----------
Total U.S. Treasury
  obligations (cost                             20,933,343
  $20,683,031)
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.9%
----------------------------------------------------------
DISCOUNT NOTES -- 6.5%
 ..........................................................
CSX Corp., 5.69%, 7/13/1998
  4(2)                              500,000        499,052
 ..........................................................
Centex Corp., 7.00%, 7/01/1998    7,000,000      7,000,000
 ..........................................................
International Lease Finance
  Corp., 5.51%, 7/07/1998         9,000,000      8,991,734
 ..................... .....................    -----------
Total discount notes                            16,490,786
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.4%
 ..........................................................
General Mills, Inc., 5.2651%        965,517        965,517
----------------------------------------------------------
Total short-term investments
  (cost $17,456,303)                            17,456,303
----------------------------------------------------------
Total investments -- 98.7% (cost
  $248,661,736)                                249,974,158
 ..........................................................
Other assets in excess of
  liabilities -- 1.3%                            3,176,377
 ..................... .....................    -----------
Total net assets -- 100.0%                    $253,150,535
----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

CORPORATE BONDS AND               Principal
NOTES -- 33.0%                      Amount         Value
-----------------------------------------------------------
APPAREL -- 1.3%
 ...........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001    $  350,000    $   360,500
-----------------------------------------------------------
BANKS -- 1.8%
 ...........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                        500,000        498,176
-----------------------------------------------------------
EUROBANKS -- 9.7%
 ...........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                 600,000        604,703
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                       750,000        752,850
 ...........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #              550,000        551,903
 ...........................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.6875%,
  6/29/2049 #                        800,000        806,736
 ..................... ......................     ----------
                                                  2,716,192
-----------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ...........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                       500,000        501,505
 ...........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #               750,000        751,632
 ..................... ......................     ----------
                                                  1,253,137
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.7%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002      650,000        771,875
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.7%
 ...........................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                       $  463,440    $   473,553
-----------------------------------------------------------
TELECOMMUNICATIONS -- 7.3%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                          700,000        761,264
 ...........................................................
Illinois Bell Telephone Co., CLB
  9/11/1998, 7.625%, 4/01/2006       150,000        151,288
 ...........................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007 +      750,000        652,500
 ...........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 450,000        493,086
 ..................... ......................     ----------
                                                  2,058,138
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.0%
 ...........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004       500,000        538,750
 ...........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019        550,000        583,339
 ..................... ......................     ----------
                                                  1,122,089
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $9,253,774)                               9,253,660
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                   Principal
SECURITIES -- 21.3%                 Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.5%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1081 I, 7.00%, 12/15/2019       $    8,390    $     8,379
 ...........................................................
  1206 GA, 7.00%, 3/15/2018          417,645        417,806
 ...........................................................
  1988 SD, 10.25%, 9/15/2027 #       975,610        981,636
 ...........................................................
  2036 Z, 7.00%, 3/15/2028            79,287         79,039
 ...........................................................
  2043 SC, 10.12813%, 4/15/2028 #    285,259        283,051
 ...........................................................
  2055 ZA, 6.50%, 5/15/2013          603,250        584,766
 ...........................................................
Federal National Mortgage
  Association:
  1992-39 SD, 22.9866%,
    7/25/2019 #                       38,319         39,257
 ..................... ......................     ----------
                                                  2,393,934
-----------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.4%
 ...........................................................
Federal Home Loan Bank, CLB
  9/16/1998, 4.69%, 3/16/1999 #      400,000        398,130
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 7.5%
 ...........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023          135,150        137,382
 ...........................................................
Government National Mortgage
  Association,
  8067, 7.00%, 11/20/2022 #          521,060        534,368
 ...........................................................
  8346, 7.00%, 12/20/2023 #        1,071,298      1,098,198
 ...........................................................
  8570, 7.00%, 10/20/2019 #          313,313        321,500
 ..................... ......................     ----------
                                                  2,091,448
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 3.9%
 ...........................................................
Federal National Mortgage
  Association, 1993-129 J (IO),
  6.50%, 2/25/2007                $  970,629    $    90,208
 ...........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                        403,875         26,509
 ...........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                        337,818        312,463
 ...........................................................
  1997-76 B (PO), 0.00%,
    6/25/2018                        685,025        671,730
 ..................... ......................     ----------
                                                  1,100,910
-----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $5,948,740)                    5,984,422
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

NON-AGENCY MORTGAGE-
BACKED SECURITIES --              Principal
16.9%                               Amount         Value
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.3%
 ...........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $500,000),
  1997-D A, 6.79%, 8/17/2003 r    $  500,000    $   501,229
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $168,851), 1997-D A, 6.27%,
  9/15/2002 r                        168,851        169,325
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $376,613),
  1997-5 A1, 7.72%, 6/15/2005 r      376,613        378,790
 ...........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $887,785), 1998-A A,
  6.134%, 4/15/2003 r                887,785        887,923
 ...........................................................
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $447,795),
  1998-1 A, 6.19%, 1/25/2004 r       447,800        447,940
 ...........................................................
The Money Store Home Equity
  Trust, 1994-C A3, 7.40%,
  3/15/2018                          278,553        280,089
 ...........................................................
Trust Investment Enhanced Return
  Securities, 1997-7A, CLB
  2/15/1999, 6.688%, 11/15/2003      500,000        502,478
 ..................... ......................     ----------
                                                  3,167,774
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.6%
 ...........................................................
American Housing Trust, XD,
  8.60%, 11/25/2015               $  429,321    $   429,856
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                         129,518        129,432
 ...........................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025        360,244        363,593
 ...........................................................
Salomon Brothers Mortgage
  Securities VI, 1986-1 A,
  6.00%, 12/25/2011                  373,786        370,918
 ...........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $291,684),
  1997-2 A, 6.6875%, 3/01/2027 #
  r                                  289,423        289,401
 ..................... ......................     ----------
                                                  1,583,200
-----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $4,748,668)                               4,750,974
-----------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 3.6%
-----------------------------------------------------------
U.S. Treasury Notes, 5.875%,
  3/31/1999 (cost $1,002,185)      1,000,000      1,003,126
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 26.7%
-----------------------------------------------------------
DISCOUNT NOTES -- 24.9%
 ...........................................................
CSX Corp., 0.00%, 7/13/1998 4(2)   1,500,000      1,497,155
 ...........................................................
Exxon Asset Management, 5.54%,
  7/01/1998 4(2)                   1,500,000      1,500,000
 ...........................................................
Lockheed Martin Corp.:
  5.67%, 7/06/1998 4(2)            1,250,000      1,249,016
 ...........................................................
  5.70%, 7/21/1998 4(2)            1,500,000      1,495,250
 ...........................................................
Tyson Foods, Inc., 5.67%,
  7/06/1998                        1,250,000      1,249,016
 ..................... ......................     ----------
Total discount notes                              6,990,437
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 1.8%
 ...........................................................
General Mills, Inc., 5.2651%      $      957    $       957
 ...........................................................
Pitney Bowes, Inc., 5.2651%          488,381        488,381
 ..................... ......................     ----------
Total variable rate demand notes                    489,338
-----------------------------------------------------------
Total short-term investments
  (cost $7,479,775)                               7,479,775
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $28,433,142)                             28,471,957
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                                 (433,479)
 ..................... ......................     ----------
Total net assets -- 100.0%                      $28,038,478
-----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

                           (Intentionally Left Blank)

Financial Statements -- June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $174,632,849   $7,578,068   $92,833,069
  Foreign currency**....................................            --           --            --
  Cash..................................................           729       11,515       107,585
  Dividends and interest receivable.....................       406,212       10,436        33,074
  Receivable from Advisor...............................            --           --            --
  Receivable for investments sold.......................       569,635           --     1,877,318
  Receivable for Fund shares sold.......................            28           --       226,577
  Prepaid expenses......................................        12,990        6,635        15,966
                                                          ------------   ----------   -----------
       Total assets.....................................   175,622,443    7,606,654    95,093,589
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable for forward currency exchange contracts.......            --           --            --
  Payable to Advisor....................................       108,182          674        59,838
  Payable for investments purchased.....................       176,612       45,039        14,613
  Payable for Fund shares repurchased...................         3,310           --        84,061
  Dividends payable.....................................            --           --            --
  Accrued expenses and other liabilities................        79,754       21,761        21,801
                                                          ------------   ----------   -----------
       Total liabilities................................       367,858       67,474       180,313
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $110,271,920   $7,095,188   $87,939,585
  Undistributed (distributions in excess of) net
     investment income..................................        52,825           --            --
  Undistributed net realized gain (loss) on
     securities.........................................    20,801,091      805,357     6,094,381
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    44,128,749     (361,365)      879,310
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     7,958,305      583,725     3,584,579
  Net asset value per share (offering and redemption
     price).............................................  $      22.02   $    12.92   $     26.48
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $130,504,100   $7,939,433   $91,953,759
                                                          ============   ==========   ===========
**Cost of Foreign Currency..............................  $         --   $       --   $        --
                                                          ============   ==========   ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,475,911,912    $7,432,448     $106,213,578   $44,502,970   $249,974,158   $28,471,957
             2,226        81,127               --            --             --            --
            51,741            --               --         2,559             --            --
         6,622,150        17,969          715,502       465,168      2,585,770       256,143
                --           675               --            --             --         2,517
         5,413,808            --          180,507           135        230,810         4,711
        11,822,254            --               --       550,326      2,271,181       479,019
            46,064         6,604            8,818         6,402         15,589         9,791
    --------------    ----------     ------------   -----------   ------------   -----------
     1,499,870,155     7,538,823      107,118,405    45,527,560    255,077,508    29,224,138
    --------------    ----------     ------------   -----------   ------------   -----------
         1,323,573         6,070               --            --             --            --
           900,305            --           64,706         3,245         54,871            --
         4,878,853        32,817        2,379,308            --             --            --
        14,974,451       102,078               --        15,180        380,331     1,002,871
                --            --               --       227,308      1,293,755       136,991
           987,589        52,573           78,978        34,026        198,016        45,798
    --------------    ----------     ------------   -----------   ------------   -----------
        23,064,771       193,538        2,522,992       279,759      1,926,973     1,185,660
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
    $1,288,778,487    $6,831,129     $ 91,283,788   $44,088,113   $251,083,806   $28,184,516
        (6,410,587)      (24,779)           1,426        34,272             --       (72,392)
         1,162,718        13,165        4,311,051       224,718        754,307      (112,461)
       193,274,766       525,770        8,999,148       900,698      1,312,422        38,815
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
        58,310,329       645,500        5,272,538     3,362,189     24,826,266     2,767,981
    $        25.33    $    11.38     $      19.84   $     13.46   $      10.20   $     10.13
    ==============    ==========     ============   ===========   ============   ===========
    $1,282,680,123    $6,907,441     $ 97,214,430   $43,602,272   $248,661,736   $28,433,142
    ==============    ==========     ============   ===========   ============   ===========
    $        2,229    $   80,372     $         --   $        --   $         --   $        --
    ==============    ==========     ============   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Year Ended June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                           EQUITY                       SMALL
                                                           INCOME        MID-CAP         CAP
                                                            FUND          FUND          FUND
                                                         ---------------------------------------
INVESTMENT INCOME
  Income*
     Dividends.........................................  $ 5,351,735    $ 103,729    $   298,766
     Interest..........................................       76,780       14,269        162,805
                                                         -----------    ---------    -----------
          Total income.................................    5,428,515      117,998        461,571
                                                         -----------    ---------    -----------
  Expenses
     Advisory fee......................................    1,424,185       40,200        491,489
     Legal and auditing fees...........................       29,751        5,882         12,064
     Custodian fees and expenses.......................       33,355        5,920         12,319
     Accounting and transfer agent fees and expenses...       52,938       41,133         40,976
     Administration fee................................       72,478        1,758         14,624
     Trustees' fees and expenses.......................        6,323        7,247          5,964
     Reports to shareholders...........................           --        1,281          3,480
     Registration fees.................................       20,915       38,504         30,824
     Other expenses....................................       12,331        4,200          4,231
                                                         -----------    ---------    -----------
          Total expenses...............................    1,652,276      146,125        615,971
     Less, expense reimbursement.......................           --      (92,525)            --
                                                         -----------    ---------    -----------
          Net expenses.................................    1,652,276       53,600        615,971
                                                         -----------    ---------    -----------
  Net investment income (loss).........................    3,776,239       64,398       (154,400)
                                                         -----------    ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions...........................   29,878,073      928,847      9,968,991
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency........................................    5,189,945     (555,561)    (3,968,125)
                                                         -----------    ---------    -----------
  Net gain (loss) on investments.......................   35,068,018      373,286      6,000,866
                                                         -----------    ---------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $38,844,257    $ 437,684    $ 5,846,466
                                                         ===========    =========    ===========

*Net of Foreign Taxes Withheld.........................  $    42,115    $   2,179    $        --
                                                         ===========    =========    ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     GLOBAL                      TOTAL          LOW       SHORT-TERM
    INTERNATIONAL    EQUITY      BALANCED     RETURN BOND    DURATION     INVESTMENT
        FUND          FUND         FUND          FUND          FUND          FUND
    ---------------------------------------------------------------------------------
    $ 33,083,711    $ 169,316   $ 1,313,683   $   99,707    $   313,046   $    6,962
       4,377,102        1,778     4,194,926    1,581,652     13,763,729    1,616,135
    ------------    ---------   -----------   ----------    -----------   ----------
      37,460,813      171,094     5,508,609    1,681,359     14,076,775    1,623,097
    ------------    ---------   -----------   ----------    -----------   ----------
       8,732,479       44,469       761,196      126,038        918,112       94,570
         157,845        6,272        23,172       14,041         42,101       12,980
         558,256       16,173        23,265        7,573         54,713       12,358
         384,869       50,442        65,557       46,902        121,796       53,464
         237,374        2,193        35,806        6,098         76,301        9,050
           5,517        7,194         5,492        5,762          5,155        5,286
         106,270        1,411           249           --         22,600        5,617
         165,981       38,638        23,332       27,899         48,168       23,424
          38,339        4,144         7,723        1,160         12,981        2,335
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930      170,936       945,792      235,473      1,301,927      219,084
              --     (111,644)           --      (86,499)      (144,309)    (105,600)
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930       59,292       945,792      148,974      1,157,618      113,484
    ------------    ---------   -----------   ----------    -----------   ----------
      27,073,883      111,802     4,562,817    1,532,385     12,919,157    1,509,613
    ------------    ---------   -----------   ----------    -----------   ----------
       3,289,299      121,357     5,754,835      318,597      1,052,667      (42,539)
      70,706,856      225,531     2,122,314      504,670       (221,716)     (20,572)
    ------------    ---------   -----------   ----------    -----------   ----------
      73,996,155      346,888     7,877,149      823,267        830,951      (63,111)
    ------------    ---------   -----------   ----------    -----------   ----------
    $101,070,038    $ 458,690   $12,439,966   $2,355,652    $13,750,108   $1,446,502
    ============    =========   ===========   ==========    ===========   ==========

    $  3,609,869    $  13,148   $     7,242   $       --    $        --   $       --
    ============    =========   ===========   ==========    ===========   ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    EQUITY INCOME FUND                       MID-CAP FUND
                                              ------------------------------    --------------------------------------
                                               Year Ended       Year Ended       Year Ended        January 2, 1997**
                                              June 30, 1998    June 30, 1997    June 30, 1998    through June 30, 1997
                                              ------------------------------    --------------------------------------
OPERATIONS:
    Net investment income (loss)..........    $  3,776,239     $  4,697,583      $    64,398          $   12,624
    Net realized gain (loss) on securities
      and foreign currency transactions...      29,878,073       34,935,223          928,847               6,232
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency....................       5,189,945        4,211,108         (555,561)            194,196
                                              ------------     ------------      -----------          ----------
         Net increase in net assets
           resulting from operations......      38,844,257       43,843,914          437,684             213,052
                                              ------------     ------------      -----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income.................      (3,812,071)      (4,609,150)         (66,341)            (10,925)
    Net realized gain on securities
      transactions........................     (26,619,074)     (18,088,501)        (129,478)                 --
                                              ------------     ------------      -----------          ----------
         Total dividends and
           distributions..................     (30,431,145)     (22,697,651)        (195,819)            (10,925)
                                              ------------     ------------      -----------          ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold.........      23,627,560       42,695,225        6,338,383           2,380,798
    Shares issued in connection with
      payment of dividends and
      distributions.......................      29,778,874       21,727,110          194,620              10,844
    Cost of shares redeemed...............     (72,438,773)     (82,232,891)      (1,222,885)           (606,572)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease) in net
           assets from Fund share
           transactions...................     (19,032,339)     (17,810,556)       5,310,118           1,785,070
                                              ------------     ------------      -----------          ----------
Total increase (decrease) in net assets...     (10,619,227)       3,335,707        5,551,983           1,987,197
NET ASSETS:
    Beginning of period...................     185,873,812      182,538,105        1,987,197                  --
                                              ------------     ------------      -----------          ----------
    End of period*........................    $175,254,585     $185,873,812      $ 7,539,180          $1,987,197
                                              ============     ============      ===========          ==========
*Including undistributed (distributions in
  excess of) net investment income of:        $     52,825     $     88,433      $        --          $    1,699
                                              ============     ============      ===========          ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold...........................       1,065,609        2,183,683          489,941             226,865
    Shares issued in connection with
      payment of dividends and
      distributions.......................       1,451,197        1,142,942           15,545                 942
    Shares redeemed.......................      (3,307,554)      (4,228,482)         (92,361)            (57,207)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease)..........        (790,748)        (901,857)         413,125             170,600
                                              ============     ============      ===========          ==========
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

            SMALL CAP FUND                 INTERNATIONAL FUND                    GLOBAL EQUITY FUND
    ------------------------------   -------------------------------   --------------------------------------
     Year Ended       Year Ended       Year Ended       Year Ended      Year Ended        January 2, 1997**
    June 30, 1998    June 30, 1997   June 30, 1998     June 30, 1997   June 30, 1998    through June 30, 1997
    ------------------------------   -------------------------------   --------------------------------------
    $   (154,400)    $     18,067    $   27,073,883    $  14,552,015    $   111,802          $   46,344
       9,968,991        1,503,738         3,289,299          953,040        121,357              21,267
      (3,968,125)       3,726,110        70,706,856      105,727,351        225,531             300,239
    ------------     ------------    --------------    -------------    -----------          ----------
       5,846,466        5,247,915       101,070,038      121,232,406        458,690             367,850
    ------------     ------------    --------------    -------------    -----------          ----------
        (111,869)         (56,310)      (32,976,929)     (15,060,247)      (175,171)            (45,630)
      (5,072,568)      (2,033,874)               --       (3,759,354)       (91,582)                 --
    ------------     ------------    --------------    -------------    -----------          ----------
      (5,184,437)      (2,090,184)      (32,976,929)     (18,819,601)      (266,753)            (45,630)
    ------------     ------------    --------------    -------------    -----------          ----------
     140,132,855       21,595,726     1,292,839,186      655,854,799      4,309,902           3,368,545
       5,017,869        1,901,255        29,643,512       17,244,335        263,932              44,743
     (78,429,678)     (15,605,197)     (802,298,868)    (217,976,937)    (1,150,082)             (5,912)
    ------------     ------------    --------------    -------------    -----------          ----------
      66,721,046        7,891,784       520,183,830      455,122,197      3,423,752           3,407,376
    ------------     ------------    --------------    -------------    -----------          ----------
      67,383,075       11,049,515       588,276,939      557,535,002      3,615,689           3,729,596
      27,530,201       16,480,686       888,528,445      330,993,443      3,729,596                  --
    ------------     ------------    --------------    -------------    -----------          ----------
    $ 94,913,276     $ 27,530,201    $1,476,805,384    $ 888,528,445    $ 7,345,285          $3,729,596
    ============     ============    ==============    =============    ===========          ==========
    $         --     $     18,067    $   (6,410,587)   $  (1,195,950)   $   (24,779)         $     (453)
    ============     ============    ==============    =============    ===========          ==========
       5,096,875          998,558        52,830,892       29,673,741        388,720             332,759
         207,693           97,400         1,253,628          739,904         25,235               4,002
      (2,875,106)        (713,459)      (32,528,515)      (9,851,367)      (104,646)               (571)
    ------------     ------------    --------------    -------------    -----------          ----------
       2,429,462          382,499        21,556,005       20,562,278        309,309             336,190
    ============     ============    ==============    =============    ===========          ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         BALANCED FUND
                                                              -----------------------------------
                                                               Year Ended            Year Ended
                                                              June 30, 1998         June 30, 1997
                                                              -----------------------------------
OPERATIONS:
     Net investment income..................................  $  4,562,817          $  3,580,837
     Net realized gain (loss) on securities transactions....     5,754,835             4,518,798
     Net change in unrealized appreciation (depreciation) of
       securities...........................................     2,122,314             3,306,702
                                                              ------------          ------------
          Net increase in net assets resulting from
            operations......................................    12,439,966            11,406,337
                                                              ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................    (4,563,299)           (3,999,551)
     Net realized gain on securities transactions...........    (5,598,223)           (2,410,169)
                                                              ------------          ------------
          Total dividends and distributions.................   (10,161,522)           (6,409,720)
                                                              ------------          ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................    34,493,608            39,290,919
     Shares issued in connection with payment of dividends
       and distributions....................................     9,851,285             6,071,836
     Cost of shares redeemed................................   (32,186,438)          (30,799,051)
                                                              ------------          ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................    12,158,455            14,563,704
                                                              ------------          ------------
Total increase (decrease) in net assets.....................    14,436,899            19,560,321
NET ASSETS:
     Beginning of period....................................    90,158,514            70,598,193
                                                              ------------          ------------
     End of period*.........................................  $104,595,413          $ 90,158,514
                                                              ============          ============
*Including undistributed (distributions in excess of) net
  investment income of:                                       $      1,426          $     50,696
                                                              ============          ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................     1,728,761             2,119,226
     Shares issued in connection with payment of dividends
       and distributions....................................       508,237               325,867
     Shares redeemed........................................    (1,616,205)           (1,658,360)
                                                              ------------          ------------
          Net increase (decrease)...........................       620,793               786,733
                                                              ============          ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

       TOTAL RETURN BOND FUND             LOW DURATION FUND          SHORT-TERM INVESTMENT FUND
    -----------------------------   -----------------------------   -----------------------------
     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997
    -----------------------------   -----------------------------   -----------------------------
     $ 1,532,385    $  1,964,962    $ 12,919,157    $  10,574,255   $  1,509,613    $  1,058,876
         318,597         (42,063)      1,052,667        1,057,714        (42,539)        (46,704)
         504,670         978,811        (221,716)         764,193        (20,572)         (5,502)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,355,652       2,901,710      13,750,108       12,396,162      1,446,502       1,006,670
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (1,964,962)    (13,340,819)     (10,574,255)    (1,509,613)     (1,058,876)
              --        (241,973)     (1,045,647)        (176,195)            --              --
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (2,206,935)    (14,386,466)     (10,750,450)    (1,509,613)     (1,058,876)
     -----------    ------------    ------------    -------------   ------------    ------------
      33,566,256      14,661,662     182,933,522      191,220,600     50,189,024      39,041,151
       1,101,255       1,802,150      12,908,812       10,052,581        894,623         570,013
      (4,460,475)    (46,271,666)   (113,269,472)    (220,866,044)   (44,698,826)    (36,567,972)
     -----------    ------------    ------------    -------------   ------------    ------------
      30,207,036     (29,807,854)     82,572,862      (19,592,863)     6,384,821       3,043,192
     -----------    ------------    ------------    -------------   ------------    ------------
      30,940,688     (29,113,079)     81,936,504      (17,947,151)     6,321,710       2,990,986
      14,307,113      43,420,192     171,214,031      189,161,182     21,716,768      18,725,782
     -----------    ------------    ------------    -------------   ------------    ------------
     $45,247,801    $ 14,307,113    $253,150,535    $ 171,214,031   $ 28,038,478    $ 21,716,768
     ===========    ============    ============    =============   ============    ============
     $    34,272    $    105,637    $         --    $     446,351   $    (72,392)   $    (17,486)
     ===========    ============    ============    =============   ============    ============
       2,516,857       1,130,467      17,898,633       18,787,386      4,944,329       3,847,758
          82,830         139,510       1,263,801          990,060         88,164          56,209
        (334,936)     (3,568,847)    (11,074,513)     (21,739,355)    (4,404,554)     (3,605,096)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,264,751      (2,298,870)      8,087,921       (1,961,909)       627,939         298,871
     ===========    ============    ============    =============   ============    ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund (formerly named the Balanced Income Fund), the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity
Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not

--------------------------------------------------------------------------------

exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. At June 30, 1998 all of the open forward contracts are hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Small Cap, Balanced, Total Return Bond, Low Duration, and Short-Term Investment Funds own investment securities which are unregistered and thus restricted as to resale.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At June 30, 1998, the Small Cap, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities with an aggregate market value of $1,593,900, $9,046,383, $3,858,938, $44,158,231, and
$8,416,029, respectively, representing 1.7%, 8.6%, 8.5%, 17.4%, and 30.0% of the net assets of each Fund, respectively. Of these amounts, the Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities that were determined to be illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $3,435,970, $1,883,569, $17,774,634 and $668,191, respectively, representing 3.3%, 4.2%, 7.0% and 2.4%
of the net assets of each Fund, respectively, for the year ended June 30, 1998.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the Total Return Bond, Low Duration and Short-Term Investment Funds, declared and paid quarterly for the Balanced and Equity Income Funds, declared and paid semi-annually for the Mid-Cap, International and Global Equity Funds and declared and paid annually for the Small Cap Fund. Distributions of net realized capital gains, if any, will be declared at least annually. Effective July 1, 1998, the Total Return Bond, Low Duration and Short-Term Investment Funds will declare and pay dividends monthly.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting

--------------------------------------------------------------------------------

principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the year ended June 30, 1998, the Advisor reimbursed the following expenses:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%           0.75%       0.75%          0.75%          0.75%            0.75%
ANNUAL CAP ON EXPENSES......    1.00%           1.00%       1.00%          1.00%          1.00%            1.00%
EXPENSES REIMBURSED.........     $0            $92,525        $0             $0          $111,644            $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
EXPENSES REIMBURSED.............................     $86,499            $144,309           $105,600

The Equity Income, International and Global Equity Funds paid commissions on Fund transactions to an affiliated broker in the amounts of $12,468, $302,055 and $414, respectively, during the year ended June 30, 1998.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds have adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 42,665,881                  --         $ 84,469,892
MID-CAP FUND...............              --            8,425,310                  --            3,617,487
SMALL CAP FUND.............              --          114,673,692                  --           53,477,227
INTERNATIONAL FUND.........              --          701,629,674                  --          219,348,442
GLOBAL EQUITY FUND.........              --            6,535,691                  --            3,046,569
BALANCED FUND..............    $ 63,339,502           69,212,096         $71,097,502           49,069,258
TOTAL RETURN BOND FUND.....      38,451,939           34,721,822          25,479,793           18,148,362
LOW DURATION FUND..........     116,290,995          184,158,820          98,926,814          123,128,398
SHORT-TERM INVESTMENT
  FUND.....................      13,194,366           14,060,334          10,630,619           13,361,625

As of June 30, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                 Net Appreciation       Appreciated         Depreciated
Fund                                              (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND...........................      $ 44,075,639         $ 46,310,456       $  (2,234,817)
MID-CAP FUND.................................          (363,736)             420,412            (784,148)
SMALL CAP FUND...............................           606,223            9,237,435          (8,631,212)
INTERNATIONAL FUND...........................       174,358,554          283,091,074        (108,732,520)
GLOBAL EQUITY FUND...........................           441,254              957,282            (516,028)
BALANCED FUND................................         8,999,148            9,951,376            (952,228)
TOTAL RETURN BOND FUND.......................           884,791            1,021,401            (136,610)
LOW DURATION FUND............................         1,270,207            2,311,092          (1,040,885)
SHORT-TERM INVESTMENT FUND...................            38,815               76,043             (37,228)

At June 30, 1998, the cost of investments for federal income tax purposes was $130,557,210, $7,941,804, $92,226,846, $1,301,553,358, $6,991,194, $97,214,430,
$43,618,179, $248,703,951 and $28,433,142 for the Equity Income, Mid-Cap, Small
Cap, International, Global Equity, Balanced,

--------------------------------------------------------------------------------

Total Return Bond, Low Duration and Short-Term Investment Funds, respectively. Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in the International Fund and Global Equity Fund are due to mark-to-market adjustments for passive foreign investment companies.

At June 30, 1998, the Short-Term Investment Fund deferred, on a tax basis, post-October losses of $6,520. Such amounts may be used to offset future capital gains. Tax basis post-October losses from foreign currency related transactions of $1,933,868 and $9,545 for the International and Global Equity Funds, respectively, are not recognized for federal income tax purposes until fiscal 1999.

At June 30, 1998, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $3,422 expiring in 2003, $63,545 expiring in 2004 and $38,974 expiring in 2005. The Total Return Bond and Short-Term Investment Funds utilized capital loss carryovers of $82,785 and $16,148, respectively, in 1998. To the extent the Short-Term Investment Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 4.

FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 1998, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Equity Income Fund 91%, Mid-Cap Fund 15%, Small Cap Fund 3%, Global Equity Fund 17%, Balanced Fund 25%, Total Return Bond Fund 5%, and Low Duration Fund 2%.

During the year ended June 30, 1998, the International Fund generated $35,906,512 of foreign source income and paid $3,609,869 of foreign taxes. The Fund elects to pass foreign taxes through to the Fund's shareholders for their 1998 tax returns. Updated data will be sent with 1998 Forms 1099-DIV to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 1998 income tax returns.

During the year ended June 30, 1998, the following Funds paid capital gain dividends (taxable as long-term capital gains).

                                          % of
                                      Capital Gain
                                     Distribution at
                                      Maximum Rate
                         Per Share       of 20%
                         ---------   ---------------
EQUITY INCOME FUND...     $2.9033         37.44%
SMALL CAP FUND.......     $0.8879         39.22%
BALANCED FUND........     $0.9877         62.45%
LOW DURATION FUND....     $0.0369         92.65%

Information regarding these distributions was provided with the 1997 Forms 1099-DIV sent to shareholders in January 1998.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                                     Year Ended June 30,
                                                    ------------------------------------------------------
                                                     1998        1997        1996        1995        1994
                                                    ------------------------------------------------------
Net Asset Value, Beginning of Year................  $21.25      $18.91      $17.24      $15.07      $15.50
                                                    ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income........................    0.46        0.49        0.45(1)     0.49        0.46
     Net realized and unrealized gain on
       investments................................    4.02        4.15        2.89        2.48        0.10
                                                    ------      ------      ------      ------      ------
     Total from investment operations.............    4.48        4.64        3.34        2.97        0.56
                                                    ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income).......   (0.46)      (0.48)      (0.57)      (0.44)      (0.46)
     Distributions (from realized gains)..........   (3.25)      (1.82)      (1.10)      (0.36)      (0.53)
                                                    ------      ------      ------      ------      ------
     Total distributions..........................   (3.71)      (2.30)      (1.67)      (0.80)      (0.99)
                                                    ------      ------      ------      ------      ------
Net Asset Value, End of Year......................  $22.02      $21.25      $18.91      $17.24      $15.07
                                                    ======      ======      ======      ======      ======
Total Return......................................   22.60%      26.15%      20.04%      20.49%       3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)................  $175.3      $185.9      $182.5      $127.1       $87.2
Ratio of expenses to average net assets:
     Before expense reimbursement.................    0.87%       0.88%       0.98%       1.02%       1.05%
     After expense reimbursement..................    0.87%       0.88%       0.98%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.................    1.99%       2.49%       2.56%       3.11%       2.85%
     After expense reimbursement..................    1.99%       2.49%       2.56%       3.14%       2.90%
Portfolio turnover rate...........................      23%         44%         24%         50%         36%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                             Year Ended      January 2, 1997*
                                                              June 30,           through
                                                                1998          June 30, 1997
                                                             ----------      ----------------
Net Asset Value, Beginning of Period........................   $11.65             $10.00
                                                               ------             ------
  Income from Investment Operations:
     Net investment income..................................     0.13               0.07
     Net realized and unrealized gain on investments........     1.60               1.64
                                                               ------             ------
     Total from investment operations.......................     1.73               1.71
                                                               ------             ------
  Less Distributions:
     Dividends (from net investment income).................    (0.14)             (0.06)
     Distributions (from realized gains)....................    (0.32)                --
                                                               ------             ------
     Total distributions....................................    (0.46)             (0.06)
                                                               ------             ------
Net Asset Value, End of Period..............................   $12.92             $11.65
                                                               ======             ======
Total Return................................................    15.00%             17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.5              $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement...........................     2.72%              8.26%+
     After expense reimbursement............................     1.00%              1.00%+
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement...........................    (0.52)%            (5.39)%+
     After expense reimbursement............................     1.20%              1.87%+
Portfolio turnover rate.....................................       71%                23%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                                                      Year Ended June 30,
                                                     ------------------------------------------------------
                                                      1998        1997        1996        1995        1994
                                                     ------------------------------------------------------
Net Asset Value, Beginning of Year.................  $23.83      $21.33      $21.53      $19.53      $19.88
                                                     ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)..................   (0.06)(1)    0.03        0.05(1)    (0.06)      (0.01)
     Net realized and unrealized gain on
       investments.................................    5.13        5.62        2.80        2.84        0.78
                                                     ------      ------      ------      ------      ------
     Total from investment operations..............    5.07        5.65        2.85        2.78        0.77
                                                     ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)........   (0.05)      (0.09)         --          --       (0.20)
     Distributions (from realized gains)...........   (2.37)      (3.06)      (3.05)      (0.78)      (0.92)
                                                     ------      ------      ------      ------      ------
     Total distributions...........................   (2.42)      (3.15)      (3.05)      (0.78)      (1.12)
                                                     ------      ------      ------      ------      ------
Net Asset Value, End of Year.......................  $26.48      $23.83      $21.33      $21.53      $19.53
                                                     ======      ======      ======      ======      ======
Total Return.......................................   22.24%      29.74%      14.24%      14.79%       3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).................   $94.9       $27.5       $16.5       $20.5       $13.1
Ratio of expenses to average net assets:
     Before expense reimbursement..................    0.94%       1.30%       1.21%       1.49%       1.65%
     After expense reimbursement...................    0.94%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss) to average
  net assets:
     Before expense reimbursement..................   (0.23)%     (0.20)%      0.03%      (0.82)%     (0.71)%
     After expense reimbursement...................   (0.23)%      0.10%       0.24%      (0.34)%     (0.06)%
Portfolio turnover rate............................      85%         88%        119%         81%         44%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                                       Year Ended June 30,
                                                     --------------------------------------------------------
                                                       1998         1997        1996        1995        1994
                                                     --------------------------------------------------------
Net Asset Value, Beginning of Year.............      $  24.17      $20.44      $17.70      $16.79      $14.63
                                                     --------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.....................          0.59        0.59(1)     0.56(1)     0.28        0.26
     Net realized and unrealized gain on
       investments.............................          1.23        3.78        2.51        1.52        2.19
                                                     --------      ------      ------      ------      ------
     Total from investment operations..........          1.82        4.37        3.07        1.80        2.45
                                                     --------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)....         (0.66)      (0.48)      (0.14)      (0.44)      (0.14)
     Distributions (from realized gains).......            --       (0.16)      (0.19)      (0.45)      (0.15)
                                                     --------      ------      ------      ------      ------
     Total distributions.......................         (0.66)      (0.64)      (0.33)      (0.89)      (0.29)
                                                     --------      ------      ------      ------      ------
Net Asset Value, End of Year...................      $  25.33      $24.17      $20.44      $17.70      $16.79
                                                     ========      ======      ======      ======      ======
Total Return...................................          7.77%      21.59%      18.61%      11.08%      16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).............      $1,476.8      $888.5      $331.0       $51.5       $26.0
Ratio of expenses to average net assets:
     Before expense reimbursement..............          0.89%       1.07%       1.11%       1.39%       1.61%
     After expense reimbursement...............          0.89%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............          2.32%       2.59%       2.67%       2.45%       2.01%
     After expense reimbursement...............          2.32%       2.66%       2.78%       2.83%       2.62%
Portfolio turnover rate........................            20%         18%         12%         24%         23%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                              Year Ended       January 2, 1997*
                                                               June 30,            through
                                                                 1998           June 30, 1997
                                                             ------------      ----------------
Net Asset Value, Beginning of Period........................     $11.09             $10.00
                                                                ------              ------
  Income from Investment Operations:
     Net investment income..................................      0.28                0.14
     Net realized and unrealized gain on investments........      0.51                1.09
                                                                ------              ------
     Total from investment operations.......................      0.79                1.23
                                                                ------              ------
  Less Distributions:
     Dividends (from net investment income).................     (0.32)              (0.14)
     Distributions (from realized gains)....................     (0.18)                 --
                                                                ------              ------
     Total distributions....................................     (0.50)              (0.14)
                                                                ------              ------
Net Asset Value, End of Period..............................    $11.38                   $11.09
                                                                ======              ======
Total Return................................................      7.61%              12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.3                     $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement...........................      2.88%               4.43%+
     After expense reimbursement............................      1.00%               1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................      0.00%               0.07%+
     After expense reimbursement............................      1.88%               3.50%+
Portfolio turnover rate.....................................        54%                 18%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                                                     Year Ended June 30,
                                                   --------------------------------------------------------
                                                    1998        1997         1996         1995        1994
                                                   --------------------------------------------------------
Net Asset Value, Beginning of Year..............   $19.38      $ 18.27      $ 16.74      $15.71      $16.69
                                                   ------      -------      -------      ------      ------
  Income from Investment Operations:
     Net investment income......................     0.89         0.90(1)      0.94        0.89        0.89
     Net realized and unrealized gain (loss) on
       investments..............................     1.58         1.86         1.53        1.53       (0.27)
                                                   ------      -------      -------      ------      ------
     Total from investment operations...........     2.47         2.76         2.47        2.42        0.62
                                                   ------      -------      -------      ------      ------
  Less Distributions:
     Dividends (from net investment income).....    (0.90)       (0.99)       (0.92)      (0.80)      (0.94)
     Distributions (from realized gains)........    (1.11)       (0.66)       (0.02)      (0.57)      (0.66)
     Return of capital..........................       --           --           --       (0.02)         --
                                                   ------      -------      -------      ------      ------
     Total distributions........................    (2.01)       (1.65)       (0.94)      (1.39)      (1.60)
                                                   ------      -------      -------      ------      ------
Net Asset Value, End of Year....................   $19.84      $ 19.38      $ 18.27      $16.74      $15.71
                                                   ======      =======      =======      ======      ======
Total Return....................................    13.29%       15.75%       15.04%      16.40%       3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..............   $104.6        $90.2        $70.6       $32.1       $36.0
Ratio of expenses to average net assets:
     Before expense reimbursement...............     0.93%        0.98%        1.06%       1.19%       1.20%
     After expense reimbursement................     0.93%        0.98%        1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...............     4.49%        4.77%        5.20%       5.44%       5.04%
     After expense reimbursement................     4.49%        4.77%        5.26%       5.63%       5.24%
Portfolio turnover rate.........................      121%         117%          92%         51%         97%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                           Year Ended June 30,            December 6, 1994*
                                                      ------------------------------           through
                                                       1998        1997        1996         June 30, 1995
                                                      -----------------------------------------------------
Net Asset Value, Beginning of Period................  $13.04      $12.78      $12.94           $12.00
                                                      ------      ------      ------           ------
  Income from Investment Operations:
     Net investment income..........................    0.89        0.99        0.84(1)          0.46
     Net realized and unrealized gain on
       investments..................................    0.50        0.30        0.06             0.94
                                                      ------      ------      ------           ------
     Total from investment operations...............    1.39        1.29        0.90             1.40
                                                      ------      ------      ------           ------
  Less Distributions:
     Dividends (from net investment income).........   (0.97)      (0.92)      (0.93)           (0.46)
     Distributions (from realized gains)............      --       (0.11)      (0.13)              --
                                                      ------      ------      ------           ------
     Total distributions............................   (0.97)      (1.03)      (1.06)           (0.46)
                                                      ------      ------      ------           ------
Net Asset Value, End of Period......................  $13.46      $13.04      $12.78           $12.94
                                                      ======      ======      ======           ======
Total Return........................................   11.04%      10.48%       7.05%           11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................   $45.2       $14.3       $43.4                  $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement...................    1.02%       0.95%       0.98%            2.93%+
     After expense reimbursement....................    0.65%       0.65%       0.68%            0.80%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...................    6.28%       6.78%       6.86%            4.92%+
     After expense reimbursement....................    6.65%       7.08%       7.16%            7.05%+
Portfolio turnover rate.............................     195%        173%         51%              68%++

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                                   Year Ended June 30,
                                                        ------------------------------------------
                                                         1998     1997     1996     1995     1994
                                                        ------------------------------------------
Net Asset Value, Beginning of Year....................  $10.23   $10.12   $10.15   $ 9.93   $10.00
                                                        ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income............................    0.66     0.66     0.68     0.75     0.77
     Net realized and unrealized gain on
       investments....................................    0.05     0.10     0.06     0.23     0.11
                                                        ------   ------   ------   ------   ------
     Total from investment operations.................    0.71     0.76     0.74     0.98     0.88
                                                        ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)...........   (0.68)   (0.64)   (0.72)   (0.75)   (0.77)
     Distributions (from realized gains)..............   (0.06)   (0.01)   (0.05)   (0.01)   (0.18)
                                                        ------   ------   ------   ------   ------
     Total distributions..............................   (0.74)   (0.65)   (0.77)   (0.76)   (0.95)
                                                        ------   ------   ------   ------   ------
Net Asset Value, End of Year..........................  $10.20   $10.23   $10.12   $10.15   $ 9.93
                                                        ======   ======   ======   ======   ======
Total Return..........................................    7.19%    7.79%    7.47%   10.23%    9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)....................  $253.2   $171.2   $189.2   $123.3    $36.5
Ratio of expenses to average net assets:
     Before expense reimbursement.....................    0.65%    0.66%    0.60%    0.75%    1.10%
     After expense reimbursement......................    0.58%    0.58%    0.58%    0.58%    0.58%
Ratio of net investment income to average net assets:
     Before expense reimbursement.....................    6.39%    6.26%    7.07%    7.43%    6.82%
     After expense reimbursement......................    6.46%    6.34%    7.09%    7.61%    7.34%
Portfolio turnover rate...............................     119%     202%      50%      71%     254%

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                                    Year Ended June 30,
                                                         ------------------------------------------
                                                          1998     1997     1996     1995     1994
                                                         ------------------------------------------
Net Asset Value, Beginning of Year.....................  $10.15   $10.17   $10.12   $10.21   $10.00
                                                         ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............................    0.63     0.58     0.66     0.66     0.53
     Net realized and unrealized gain (loss) on
       investments.....................................    0.00    (0.01)    0.05    (0.09)    0.21
                                                         ------   ------   ------   ------   ------
     Total from investment operations..................    0.63     0.57     0.71     0.57     0.74
                                                         ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)............   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
     Return of capital.................................      --       --    (0.00)      --       --
                                                         ------   ------   ------   ------   ------
     Total distributions...............................   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
                                                         ------   ------   ------   ------   ------
Net Asset Value, End of Year...........................  $10.13   $10.15   $10.17   $10.12   $10.21
                                                         ======   ======   ======   ======   ======
Total Return...........................................    6.37%    5.77%    7.23%    5.78%    7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....................   $28.0    $21.7    $18.7    $19.8    $10.5
Ratio of expenses to average net assets:
     Before expense reimbursement......................    0.92%    0.96%    0.88%    1.26%    2.06%
     After expense reimbursement.......................    0.48%    0.48%    0.48%    0.48%    0.48%
Ratio of net investment income to average net assets:
     Before expense reimbursement......................    5.92%    5.34%    6.15%    5.74%    4.16%
     After expense reimbursement.......................    6.36%    5.82%    6.55%    6.52%    5.74%
Portfolio turnover rate................................     121%     154%      60%      81%     135%

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS

 To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund (nine of the ten portfolios of Hotchkis and Wiley Funds, the "Funds") at June 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 12, 1998

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AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 1998

                    COMMON STOCKS--99.4%                      SHARES        VALUE
------------------------------------------------------------------------------------
AEROSPACE--3.6%
     Lockheed Martin Corporation............................    2,700    $   285,862
     Northrop Grumman Corporation...........................    8,800        907,500
     Rockwell International Corporation.....................    6,000        288,375
                                                                         -----------
                                                                           1,481,737
                                                                         -----------
APPAREL & TEXTILES--1.0%
     Russell Corporation....................................   13,300        401,494
                                                                         -----------
AUTO PARTS--1.6%
     Dana Corporation.......................................   11,000        588,500
     Meritor Automotive, Inc. ..............................    2,000         48,000
                                                                         -----------
                                                                             636,500
                                                                         -----------
AUTOS & TRUCKS--6.3%
     Ford Motor Company.....................................   24,500      1,445,500
     General Motors Corporation.............................   17,000      1,135,813
                                                                         -----------
                                                                           2,581,313
                                                                         -----------
BANKS--6.7%
     Banc One Corporation...................................    3,400        189,763
     First Chicago NBD Corporation..........................   10,000        886,250
     First Union Corporation................................   11,070        644,827
     Fleet Financial Group, Inc. ...........................    6,000        501,000
     KeyCorp................................................   14,200        505,875
                                                                         -----------
                                                                           2,727,715
                                                                         -----------
BEVERAGES--0.8%
     Anheuser-Busch Companies, Inc. ........................    7,000        330,312
                                                                         -----------
BUILDING & FOREST PRODUCTS--2.2%
     Georgia-Pacific (Timber Group).........................    9,700        223,706
     Weyerhaeuser Company...................................   14,500        669,719
                                                                         -----------
                                                                             893,425
                                                                         -----------
CHEMICALS--4.3%
     The Dow Chemical Company...............................    7,600        734,825
     duPont (E.I.) de Nemours & Company.....................    6,000        447,750
     Eastman Chemical Company...............................    8,100        504,225
     Millennium Chemicals, Inc. ............................    2,214         74,999
                                                                         -----------
                                                                           1,761,799
                                                                         -----------

See Notes to Financial Statements.

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AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
CONGLOMERATES--1.6%
     Tenneco, Inc. .........................................   17,300    $   658,481
                                                                         -----------
CONSUMER PRODUCTS--0.9%
     Tupperware Corporation.................................   13,600        382,500
                                                                         -----------
DRUGS--1.0%
     American Home Products Corporation.....................    8,000        414,000
                                                                         -----------
ENGINEERING & CONSTRUCTION--0.8%
     Harsco Corporation.....................................    7,400        339,013
                                                                         -----------
FINANCIAL SERVICES--4.5%
     Associates First Capital Corporation--Class A..........    6,421        493,614
     Beneficial Corporation.................................    3,300        505,519
     Household International, Inc. .........................    9,000        447,750
     Transamerica Corporation...............................    3,300        379,912
                                                                         -----------
                                                                           1,826,795
                                                                         -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--2.4%
     Whirlpool Corporation..................................   14,000        962,500
                                                                         -----------
INSURANCE--5.5%
     American General Corporation...........................    6,087        433,318
     Lincoln National Corporation...........................    5,200        475,150
     Safeco Corporation.....................................   14,000        635,250
     St. Paul Companies, Inc. ..............................    9,400        395,388
     TIG Holdings, Inc. ....................................   13,300        305,900
                                                                         -----------
                                                                           2,245,006
                                                                         -----------
LEISURE/TOYS--1.0%
     Fortune Brands, Inc. ..................................   10,000        384,375
                                                                         -----------
MACHINERY--1.5%
     New Holland N.V........................................   30,500        598,563
                                                                         -----------
MEDICAL PRODUCTS & SUPPLIES--0.9%
     Baxter International, Inc. ............................    6,700        360,543
                                                                         -----------
METALS & MINING--2.7%
     Aluminum Company of America............................    8,300        547,281
     Phelps Dodge Corporation...............................    3,200        183,000
     Reynolds Metals Company................................    6,600        369,188
                                                                         -----------
                                                                           1,099,469
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
NATURAL GAS--1.4%
     Eastern Enterprises....................................   13,600    $   583,100
                                                                         -----------
OIL--DOMESTIC--8.4%
     Atlantic Richfield Company.............................    8,500        664,063
     Occidental Petroleum Corporation.......................   33,700        909,900
     Phillips Petroleum Company.............................   20,000        963,750
     USX-Marathon Group, Inc. ..............................   13,900        476,944
     Ultramar Diamond Shamrock Corporation..................   13,000        410,312
                                                                         -----------
                                                                           3,424,969
                                                                         -----------
PAPER--2.5%
     Georgia-Pacific Group..................................    4,600        271,112
     International Paper Company............................   12,400        533,200
     Union Camp Corporation.................................    4,200        208,425
                                                                         -----------
                                                                           1,012,737
                                                                         -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................    9,200        672,175
                                                                         -----------
POLLUTION CONTROL--2.5%
     Browning-Ferris Industries, Inc. ......................   10,072        350,002
     Waste Management, Inc. ................................   18,800        658,000
                                                                         -----------
                                                                           1,008,002
                                                                         -----------
RAILROADS--1.6%
     CSX Corporation........................................    1,900         86,450
     Norfolk Southern Corporation...........................   19,100        569,419
                                                                         -----------
                                                                             655,869
                                                                         -----------
RETAIL--5.0%
     Intimate Brands, Inc. .................................    9,700        267,356
     J.C. Penney Company, Inc. .............................    8,200        592,963
     May Department Stores Company..........................   10,300        674,650
     Sears, Roebuck & Company...............................    8,000        488,500
                                                                         -----------
                                                                           2,023,469
                                                                         -----------
SAVINGS & LOANS--4.1%
     Fannie Mae.............................................   12,300        747,225
     H.F. Ahmanson & Company................................   12,800        908,800
                                                                         -----------
                                                                           1,656,025
                                                                         -----------
STEEL--1.4%
     USX-U.S. Steel Group, Inc. ............................   17,000        561,000
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
TOBACCO--3.2%
     Philip Morris Companies, Inc. .........................   33,000    $ 1,299,375
                                                                         -----------
TRUCKING--0.6%
     Ryder System, Inc. ....................................    8,000        252,500
                                                                         -----------
UTILITY--ELECTRIC--10.9%
     CMS Energy Corporation.................................   12,000        528,000
     Central & South West Corporation.......................    7,000        188,125
     DTE Energy Company.....................................    4,000        161,500
     Edison International...................................    6,000        177,375
     Entergy Corporation....................................    7,400        212,750
     GPU, Inc. .............................................    5,400        204,188
     Illinova Corporation...................................   27,200        816,000
     PECO Energy Company....................................   12,900        376,519
     P P & L Resources, Inc. ...............................   26,000        589,875
     PacifiCorp.............................................    8,600        194,575
     Public Service Enterprises Group, Inc. ................   11,000        378,812
     SCANA Corporation......................................   13,200        393,525
     Texas Utilities Company................................    5,502        229,021
                                                                         -----------
                                                                           4,450,265
                                                                         -----------
UTILITY--TELEPHONE--6.8%
     AT&T Corporation.......................................   16,600        948,275
     ALLTEL Corporation.....................................   13,600        632,400
     Bell Atlantic Corporation..............................   11,980        546,587
     SBC Communications, Inc. ..............................   16,090        643,600
                                                                         -----------
                                                                           2,770,862
                                                                         -----------
     Total common stocks (cost $28,457,258).................              40,455,888
                                                                         -----------


                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES#--0.1%                 AMOUNT
--------------------------------------------------------------------------------------

     General Mills, Inc., 5.2651%...........................   $49,892          49,892
                                                                           -----------
     Total variable rate demand notes (cost $49,892)........                    49,892
                                                                           -----------
Total investments--99.5% (cost $28,507,150).................                40,505,780
Other assets in excess of liabilities--0.5%.................                   219,675
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $40,725,455
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998

ASSETS:
     Investments, at value (cost $28,507,150)...............   $40,505,780
     Cash...................................................        22,857
     Dividends and interest receivable......................        99,332
     Receivable for investments sold........................       164,200
     Prepaid expenses.......................................           152
                                                               -----------
          Total assets......................................    40,792,321
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................         4,278
     Payable for investments purchased......................        30,095
     Accrued expenses and other liabilities.................        32,493
                                                               -----------
          Total liabilities.................................        66,866
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $25,310,831
     Undistributed net investment income....................           310
     Undistributed net realized gains on investments........     3,415,684
     Net unrealized appreciation on investments.............    11,998,630
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,195,850
     Net asset value per share (offering and redemption
      price)................................................   $     18.55
                                                               ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended June 30, 1998

INVESTMENT INCOME
  Income *
     Dividends..............................................  $1,035,546
     Interest...............................................      18,385
                                                              ----------
          Total income......................................   1,053,931
                                                              ----------
  Expenses
     Advisory fee...........................................     196,908
     Legal and auditing fees................................      16,138
     Custodian fees and expenses............................      13,066
     Accounting fee.........................................      18,243
     Administration fee.....................................       5,403
     Trustees' fees and expenses............................       6,190
     Reports to shareholders................................      16,993
     Other expenses.........................................       2,576
                                                              ----------
          Total expenses....................................     275,517
     Less, expense reimbursement............................     (78,609)
                                                              ----------
          Net expenses......................................     196,908
                                                              ----------
  Net investment income.....................................     857,023
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on securities transactions...........   3,890,091
     Net change in unrealized appreciation of securities....   3,049,489
                                                              ----------
          Net gain on investments...........................   6,939,580
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $7,796,603
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    7,828
                                                              ==========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED           YEAR ENDED
                                                              JUNE 30, 1998        JUNE 30, 1997
                                                              -------------        -------------
OPERATIONS:
     Net investment income..................................   $   857,023          $   761,065
     Net realized gain on securities transactions...........     3,890,091            2,210,721
     Net change in unrealized appreciation of securities....     3,049,489            4,166,465
                                                               -----------          -----------
          Net increase in net assets resulting from
            operations......................................     7,796,603            7,138,251
                                                               -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................      (862,305)            (766,577)
     Net realized gain on securities transactions...........    (2,201,788)            (922,992)
                                                               -----------          -----------
          Total dividends and distributions.................    (3,064,093)          (1,689,569)
                                                               -----------          -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................             0            1,201,572
     Shares issued in connection with payment of dividends
       and distributions....................................     3,064,093            1,689,569
     Cost of shares redeemed................................       (30,000)             (30,000)
                                                               -----------          -----------
          Net increase in net assets from Fund share
            transactions....................................     3,034,093            2,861,141
                                                               -----------          -----------
Total increase in net assets................................     7,766,603            8,309,823
NET ASSETS:
     Beginning of year......................................    32,958,852           24,649,029
                                                               -----------          -----------
     End of year*...........................................   $40,725,455          $32,958,852
                                                               ===========          ===========
*Including undistributed net investment income of:..........   $       310          $     5,592
                                                               ===========          ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................             0               81,632
     Shares issued in connection with payment of dividends
       and distributions....................................       178,122              116,057
     Shares redeemed........................................        (1,656)              (2,141)
                                                               -----------          -----------
          Net increase......................................       176,466              195,548
                                                               ===========          ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1998

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the year ended June 30, 1998, the Advisor paid $78,609 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were $9,220,708 and $7,666,568, respectively. There were no purchases or sales of long-term U.S. government securities.

               At June 30, 1998 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $11,998,630, of which $12,377,033 related to appreciated securities and $378,403 related to depreciated securities. At June 30, 1998, the cost of investments for book and federal income tax purposes was $28,507,150.

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AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED JUNE 30,
                                                              ------------------------------------------
                                                               1998     1997     1996     1995     1994
                                                               ----     ----     ----     ----     ----
Net Asset Value, Beginning of Year..........................  $16.32   $13.51   $11.53   $ 9.89   $10.31
                                                              ------   ------   ------   ------   ------
  Income from Investment Operations:
    Net investment income...................................    0.41     0.39     0.34     0.41     0.40
    Net realized and unrealized gain (loss) on
      investments...........................................    3.31     3.30     2.26     1.59    (0.24)
                                                              ------   ------   ------   ------   ------
    Total from investment operations........................    3.72     3.69     2.60     2.00     0.16
                                                              ------   ------   ------   ------   ------
  Less Distributions:
    Dividends (from net investment income)..................   (0.41)   (0.40)   (0.40)   (0.34)   (0.38)
    Distributions (from realized gains).....................   (1.08)   (0.48)   (0.22)   (0.02)   (0.20)
                                                              ------   ------   ------   ------   ------
    Total distributions.....................................   (1.49)   (0.88)   (0.62)   (0.36)   (0.58)
                                                              ------   ------   ------   ------   ------
Net Asset Value, End of Year................................  $18.55   $16.32   $13.51   $11.53   $ 9.89
                                                              ======   ======   ======   ======   ======
Total Return................................................   23.69%   28.20%   22.93%   20.62%    1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..........................   $40.7    $33.0    $24.6    $17.4    $10.5
Ratio of expenses to average net assets:
    Before expense reimbursement............................    0.73%    0.75%    0.76%    1.05%    1.20%
    After expense reimbursement.............................    0.52%    0.53%    0.54%    0.58%    0.60%
Ratio of net investment income to average net assets:
    Before expense reimbursement............................    2.06%    2.50%    2.78%    3.58%    3.32%
    After expense reimbursement.............................    2.27%    2.72%    3.00%    4.03%    3.91%
Portfolio turnover..........................................      21%      22%      21%      29%      26%

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Hotchkis and Wiley Equity Fund for Insurance Companies:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Equity Fund for Insurance Companies (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP


Milwaukee, WI
August 12, 1998

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)     Financial Statements:


         The following financial statements are included in the Statement of Additional Information constituting Part B of this Registration Statement:



         Equity Fund for Insurance Companies Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Equity Income Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Balanced Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Small Cap Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         International Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants

         Low Duration Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Short-Term Investment Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Total Return Bond Series
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, years ended June 30, 1998 and 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Mid-Cap Fund
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, year ended June 30, 1998 and period from January 2, 1997 to June 30, 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants



         Global Equity Fund
                 Schedule of Investments, June 30, 1998
                 Statement of Assets and Liabilities, June 30, 1998
                 Statement of Operations, June 30, 1998
                 Statement of Changes in Net Assets, year ended June 30, 1998 and period from January 2, 1997 to June 30, 1997
                 Financial Highlights
                 Notes to Financial Statements
                 Report of Independent Accountants


         The following financial statements are included in the Prospectuses constituting Part A of this Registration Statement:

         Financial Highlights


         (b)     Exhibits:
                 (1)(a)   Restated Declaration of Trust2
                    (b)   Certificate of Designation2
                 (2)      By-Laws*
                 (3)      Not applicable
                 (4)      Not applicable
                 (5)      (a)     Investment Advisory Agreement relating to the
                                  Balanced Fund2
                          (b)     Investment Advisory Agreement relating to the
                                  Equity Income Fund2
                          (c)     Investment Advisory Agreement relating to the
                                  International Fund2
                          (d)     Investment Advisory Agreement relating to the
                                  Equity Fund for Insurance Companies2
                          (e)     Investment Advisory Agreement relating to the
                                  Low Duration Fund2
                          (f)     Investment Advisory Agreement relating to the
                                  Total Return Bond Fund2
                          (g)     Investment Advisory Agreement relating to the
                                  Small Cap Fund2
                          (h)     Investment Advisory Agreement relating to the
                                  Short-Term Investment Fund2
                          (i)     Investment Advisory Agreement
                                  relating to the Mid-Cap Fund3
                          (j)     Investment Advisory Agreement
                                  relating to the Global Equity Fund3



                 (6)      Agreement with Merrill Lynch Funds Distributor, Inc.*
                 (7)      Not applicable
                 (8)      (a)  Custodian Agreement with First Wisconsin Trust
                               Company*

                          (b)  Global Custody Tri-Party Agreement*

                 (9)      (a)  Fund Administration Servicing Agreement1
                          (b)  License Agreement with Merrill Lynch & Co., Inc.2
                          (c)  Shareholder Servicing Agent Agreement*
                 (10)     Not applicable
                 (11)     Consents of PricewaterhouseCoopers LLP*
                 (12)     Not applicable
                 (13)     Not Applicable
                 (14)     Not Applicable
                 (15)     Not applicable
                 (18)     Not applicable
                 (27)     Financial Data Schedules*
                 (27.1)   Financial Data Schedule Balanced Fund
                 (27.2)   Financial Data Schedule Small Cap Fund
                 (27.3)   Financial Data Schedule Equity Income Fund
                 (27.4)   Financial Data Schedule International Fund
                 (27.5)   Financial Data Schedule Equity Fund For
                          Insurance Companies
                 (27.6)   Financial Data Schedule Low Duration Fund
                 (27.7)   Financial Data Schedule Short-Term Investment Fund
                 (27.8)   Financial Data Schedule Total Return Bond Fund
                 (27.9)   Financial Data Schedule Mid-Cap Fund
                 (27.10)  Financial Data Schedule Global Equity Fund




         1Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.




        2Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996.




        3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1997.


--------------------------
*        Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust" in the Statement of Additional Information.


         ITEM 26. NUMBER OF HOLDERS OF SECURITIES. At June 30, 1998, there were 1,437 record holders of shares of beneficial interest of the Small Cap Series of the Registrant, 453 record holders of shares of beneficial interest of the Balanced Series, 488 record holders of shares of beneficial interest of the Equity Income Series, 12,904 record holders of shares of beneficial interest of the International Series, 1 record holder of shares of beneficial interest of the Equity Fund for Insurance Companies Series, 1,996 record holders of shares of beneficial interest of the Low Duration Series, 271 record holders of shares of beneficial interest of the Short-Term Investment Series, 221 record holders of shares of beneficial interest of the Total Return Bond Series, 91 record holders of shares of beneficial interest of the Mid-Cap Fund and 80 record holders of shares of beneficial interest of the Global Equity Fund.

ITEM 27.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

                (c)(1) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                          (ii) the term "covered proceeding" shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                          (iii) the term "disabling conduct" shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                          (iv) the term "covered expenses" shall mean expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                          (v) the term "adjudication of liability" shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                 (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                 (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                 (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                 (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See "Organization and Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement. Information as to Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11583), as most recently amended, the text of which is incorporated herein by reference.


ITEM 29.  PRINCIPAL UNDERWRITERS.


         (a) The Registrant's principal underwriter, Merrill Lynch Funds Distributor, Inc. ("MLFD"), a division of Princeton Funds Distributor, Inc. ("PFD") also acts as principal underwriter for the following open-end registered investment companies:






         Financial Institutions Series Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Federal Securities Trust, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Merrill Lynch World Income Fund, Inc.



         MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Program, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

         (b) Set forth below is information concerning each director and officer of Princeton Funds Distributor. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.




                                 Position(s) and Office(s)        Position and Offices
        Name                 with Princeton Funds Distributor        with Registrant
        ----                 --------------------------------     --------------------
Terry K. Glenn.............  President and Director                        None
Richard L. Reller..........  Director                                      None
Thomas J. Verage...........  Director                                      None
Robert W. Crook............  Senior Vice President                         None
Michael J. Brady...........  Vice President                                None
William M. Breen...........  Vice President                                None
Michael G. Clark...........  Vice President                                None
James J. Fatseas...........  Vice President                                None
Debra W. Landsman-Yaros....  Vice President                                None
Michelle T. Lau............  Vice President                                None
Gerald M. Richard..........  Vice President and Treasurer                  None
Salvatore Venezia..........  Vice President                                None
William Wasel..............  Vice President                                None
Robert Harris..............  Secretary                            Assistant Secretary



         (c)     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 800 West 6th Street, Fifth Floor, Los Angeles, California 90017, Registrant's custodian and administrator, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or Registrant's sub-custodian, The Chase Manhattan Bank, N.A., Four Chase Metro Tech Center, Brooklyn, New York 11245.

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 27th day of August, 1998.


                                             HOTCHKIS AND WILEY FUNDS


                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.






        Signature                                       Title                           Date
        ---------                                       -----                           ----
   /s/   NANCY D. CELICK                   Principal Executive Officer             August 28, 1998
----------------------------------------
         Nancy D. Celick

   /s/   GRACIE FERMELIA                   Principal Financial and Accounting      August 28, 1998
----------------------------------------              Officer
         Gracie Fermelia

   /s/   ROBERT L. BURCH III                           Trustee                     August 28, 1998
----------------------------------------
         Robert L. Burch III

    /s/  JOHN GAVIN                                    Trustee                     August 28, 1998
----------------------------------------
         John Gavin

   /s/   JOE GRILLS                                    Trustee                     August 28, 1998
----------------------------------------
         Joe Grills

                                                       Trustee
----------------------------------------
         John F. Hotchkis

   /s/   ROBERT B. HUTCHINSON                          Trustee                     August 28, 1998
----------------------------------------
         Robert B. Hutchinson

    /s/  Michael L. Quinn                              Trustee                     August 28, 1998
----------------------------------------
         Michael L. Quinn

   /s/   MERLE T. WELSHANS                             Trustee                     August 28, 1998
----------------------------------------
         Merle T. Welshans

   /s/   RICHARD R. WEST                               Trustee                     August 28, 1998
----------------------------------------
         Richard R. West


                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX



Exhibit
Number                         Description                              Page
-------                        ----------                               ----

(1)              (a)      Restated Declaration of Trust2
                 (b)      Certificate of Designation2

(2)              By-Laws*

(3)              Not applicable

(4)              Not applicable

(5)              (a)      Investment Advisory Agreement relating to the
                          Balanced Fund2
                 (b)      Investment Advisory Agreement relating to the Equity
                          Income Fund2
                 (c)      Investment Advisory Agreement relating to the
                          International Fund2
                 (d)      Investment Advisory Agreement relating to the Equity
                          Fund for Insurance Companies2
                 (e)      Investment Advisory Agreement relating to the Low
                          Duration Fund2
                 (f)      Investment Advisory Agreement to the Total Return
                          Bond Fund2
                 (g)      Investment Advisory Agreement relating to the Small
                          Cap Fund2
                 (h)      Investment Advisory Agreement relating to the
                          Short-Term Investment Fund2
                 (i)      Investment Advisory Agreement relating to the Mid-Cap
                          Fund3
                 (j)      Investment Advisory Agreement relating to the Global
                          Equity Fund3

(6)              Agreement with Merrill Lynch Funds Distributor, Inc.*

(7)              Not applicable

(8)              (a)      Custodian Agreement with First Wisconsin Trust
                          Company*
                 (b)      Global Custody Tri-Party Agreement*

(9)              (a)      Fund Administration Servicing Agreement1
                 (b)      License Agreement with Merrill Lynch & Co., Inc.2
                 (c)      Shareholder Servicing Agent Agreement*

(10)             Not applicable

(11)             Consents of PricewaterhouseCoopers LLP*

Exhibit
Number                         Description                     Page
-------                        -----------                     ----

(12)             Not applicable

(13)             Not Applicable

(14)             Not Applicable

(15)             Not applicable

(18)             Not applicable

(27)             Financial Data Schedules*
        (27.1)   Financial Data Schedule Balanced Fund
        (27.2)   Financial Data Schedule Small Cap Fund
        (27.3)   Financial Data Schedule Equity Income Fund
        (27.4)   Financial Data Schedule International Fund
        (27.5)   Financial Data Schedule Equity Fund For Insurance Companies
        (27.6)   Financial Data Schedule Low Duration Fund
        (27.7)   Financial Data Schedule Short-Term Investment Fund
        (27.8)   Financial Data Schedule Total Return Bond Fund
        (27.9)   Financial Data Schedule Mid-Cap Fund
        (27.10)  Financial Data Schedule Global Equity Fund

         1Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996.

         2Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996.

         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1997.


--------------------------
*        Filed herewith





                                       2